================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04847

                                  ECLIPSE FUNDS
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E. H. Morrison, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007

================================================================================


ITEM 1. REPORTS TO STOCKHOLDERS.

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    BALANCED FUND

                    Message from the President
                    and
                    Annual Report
                    October 31, 2007

MESSAGE FROM
THE PRESIDENT

The 12-month period ended October 31, 2007, was a dynamic one for mutual fund investors. U.S. equity markets generally advanced, with growth stocks out-performing value stocks at all capitalization levels. Although past performance is no guarantee of future results, international stocks as a whole provided even stronger returns for U.S. investors.

The progress of the equity markets, however, was far from steady. In February, weakness in Asian markets led to sharp price declines around the globe. The correction caused many investors to reconsider whether China and other emerging economies could sustain their rapid growth. Fortunately, strong corporate-earnings reports and positive economic news helped the stock market regain its footing.

In July and August, difficulties in the subprime-mortgage market led to another stock-market correction. A number of high-profile mortgage originators either closed their doors or were sold to larger entities. Other leading financial services firms faced major write-offs because of subprime-mortgage exposure.

The Federal Open Market Committee (FOMC) took prompt action to increase liquidity and stabilize the financial markets by lowering the discount rate and the federal funds target rate during the reporting period. These Federal Reserve moves helped calm investor concerns, and the stock market generally advanced from August 16, 2007, the date of an unscheduled FOMC meeting, through the end of October 2007.

Difficulties in the subprime-mortgage market led to a "flight to quality," or a general movement toward fixed-income securities that carry lower risk. As demand for short- and intermediate-term Treasury securities increased, yields fell across much of the maturity spectrum. Yields rose, however, on 20-and 30-year Treasury bonds, and the yield curve steepened during the 12-month reporting period.

High-yield bonds rallied from November 2006 through May 2007. But in June and July, the yield differences--or spreads--between high-yield bonds and comparable Treasury securities began to widen. At the end of October 2007, these spreads were wider than when the reporting period began, making high-yield securities more attractive to investors willing to accept higher risk.

To help investors address the challenges of today's ever-changing markets, New York Life Investment Management LLC provides access to seven institutional investment boutiques, each with its own proprietary research and investment culture. As advisors and subadvisors to MainStay Funds, these boutiques bring a wealth of experience and market insight to our shareholders. The portfolio managers of each MainStay Fund seek to consistently apply time-tested investment principles across a wide variety of market environments.

The report that follows provides more specific information about the market forces and investment decisions that affected your investment in MainStay Funds from November 1, 2006, through October 31, 2007. Please read the report carefully. As you do, bear in mind that this annual report reflects just a short segment of your lifetime investment journey. We look forward to continuing to work with you, wherever that journey may lead.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                         Not part of the Annual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    BALANCED FUND

                    MainStay Funds
                    Annual Report
                    October 31, 2007

TABLE OF CONTENTS


Annual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------


Portfolio Management Discussion and Analysis                                  10
--------------------------------------------------------------------------------


Portfolio of Investments                                                      12
--------------------------------------------------------------------------------


Financial Statements                                                          20
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 26
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                       33
--------------------------------------------------------------------------------

Federal Income Tax Information                                                34
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  34
--------------------------------------------------------------------------------


Shareholder Reports and Quarterly Portfolio Disclosure                        34
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               34
--------------------------------------------------------------------------------

Trustees and Officers                                                         35

INVESTMENT AND PERFORMANCE COMPARISON (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE     FIVE     TEN
TOTAL RETURNS             YEAR    YEARS   YEARS
-----------------------------------------------
With sales charges        0.49%    9.36%  6.99%
Excluding sales charges   6.34    10.60   7.60

(PERFORMANCE GRAPH)                                         (With sales charges)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
10/31/97                             9450.00            10000.00            10000.00            10000.00            10000.00
                                    10170.00            10574.00            10771.00            10919.00            10446.00
                                    10175.00            11177.00            11199.00            11018.00            12235.00
                                    11068.00            12501.00            12319.00            11737.00            15137.00
                                    11651.00            12329.00            12925.00            13408.00            12410.00
                                    11875.00            11963.00            13062.00            14205.00            11414.00
                                    14229.00            15968.00            15903.00            14941.00            15509.00
                                    15374.00            19120.00            18029.00            15571.00            17849.00
                                    16751.00            22848.00            20132.00            15628.00            21078.00
                                    18484.00            27535.00            22947.00            16356.00            24748.00
10/31/07                            19656.00            30213.00            24827.00            17274.00            28518.00

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE     FIVE     TEN
TOTAL RETURNS             YEAR    YEARS   YEARS
-----------------------------------------------
With sales charges        0.56%    9.53%  6.81%
Excluding sales charges   5.56     9.81   6.81

(PERFORMANCE GRAPH)                                         (With sales charges)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
10/31/97                            10000.00            10000.00            10000.00            10000.00            10000.00
                                    10686.00            10574.00            10771.00            10919.00            10446.00
                                    10613.00            11177.00            11199.00            11018.00            12235.00
                                    11460.00            12501.00            12319.00            11737.00            15137.00
                                    11971.00            12329.00            12925.00            13408.00            12410.00
                                    12109.00            11963.00            13062.00            14205.00            11414.00
                                    14404.00            15968.00            15903.00            14941.00            15509.00
                                    15459.00            19120.00            18029.00            15571.00            17849.00
                                    16725.00            22848.00            20132.00            15628.00            21078.00
                                    18312.00            27535.00            22947.00            16356.00            24748.00
10/31/07                            19330.00            30213.00            24827.00            17274.00            28518.00

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE     FIVE     TEN
TOTAL RETURNS             YEAR    YEARS   YEARS
-----------------------------------------------
With sales charges        4.56%    9.81%  6.81%
Excluding sales charges   5.56     9.81   6.81

(PERFORMANCE GRAPH)                                         (With sales charges)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
10/31/97                            10000.00            10000.00            10000.00            10000.00            10000.00
                                    10687.00            10574.00            10771.00            10919.00            10446.00
                                    10613.00            11177.00            11199.00            11018.00            12235.00
                                    11462.00            12501.00            12319.00            11737.00            15137.00
                                    11973.00            12329.00            12925.00            13408.00            12410.00
                                    12110.00            11963.00            13062.00            14205.00            11414.00
                                    14414.00            15968.00            15903.00            14941.00            15509.00
                                    15466.00            19120.00            18029.00            15571.00            17849.00
                                    16726.00            22848.00            20132.00            15628.00            21078.00
                                    18314.00            27535.00            22947.00            16356.00            24748.00
10/31/07                            19332.00            30213.00            24827.00            17274.00            28518.00

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital-gain distributions. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and

THE DISCLOSURE AND FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                       www.mainstayfunds.com   5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE     FIVE     TEN
TOTAL RETURNS             YEAR    YEARS   YEARS
-----------------------------------------------
                          6.77%   11.04%   7.94%

(PERFORMANCE GRAPH)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
10/31/97                            10000.00            10000.00            10000.00            10000.00            10000.00
                                    10789.00            10574.00            10771.00            10919.00            10446.00
                                    10818.00            11177.00            11199.00            11018.00            12235.00
                                    11798.00            12501.00            12319.00            11737.00            15137.00
                                    12450.00            12329.00            12925.00            13408.00            12410.00
                                    12721.00            11963.00            13062.00            14205.00            11414.00
                                    15282.00            15968.00            15903.00            14941.00            15509.00
                                    16573.00            19120.00            18029.00            15571.00            17849.00
                                    18142.00            22848.00            20132.00            15628.00            21078.00
                                    20109.00            27535.00            22947.00            16356.00            24748.00
10/31/07                            21470.00            30213.00            24827.00            17274.00            28518.00

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE     FIVE     TEN
TOTAL RETURNS             YEAR    YEARS   YEARS
-----------------------------------------------
                          6.64%   10.91%  7.82%

(PERFORMANCE GRAPH)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
10/31/97                            10000.00            10000.00            10000.00            10000.00            10000.00
                                    10778.00            10574.00            10771.00            10919.00            10446.00
                                    10795.00            11177.00            11199.00            11018.00            12235.00
                                    11761.00            12501.00            12319.00            11737.00            15137.00
                                    12398.00            12329.00            12925.00            13408.00            12410.00
                                    12656.00            11963.00            13062.00            14205.00            11414.00
                                    15187.00            15968.00            15903.00            14941.00            15509.00
                                    16455.00            19120.00            18029.00            15571.00            17849.00
                                    17990.00            22848.00            20132.00            15628.00            21078.00
                                    19915.00            27535.00            22947.00            16356.00            24748.00
10/31/07                            21238.00            30213.00            24827.00            17274.00            28518.00

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE     FIVE     TEN
TOTAL RETURNS             YEAR    YEARS   YEARS
-----------------------------------------------
                          6.40%   10.63%  7.56%

(PERFORMANCE GRAPH)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
10/31/97                            10000.00            10000.00            10000.00            10000.00            10000.00
                                    10751.00            10574.00            10771.00            10919.00            10446.00
                                    10740.00            11177.00            11199.00            11018.00            12235.00
                                    11676.00            12501.00            12319.00            11737.00            15137.00
                                    12279.00            12329.00            12925.00            13408.00            12410.00
                                    12503.00            11963.00            13062.00            14205.00            11414.00
                                    14967.00            15968.00            15903.00            14941.00            15509.00
                                    16168.00            19120.00            18029.00            15571.00            17849.00
                                    17632.00            22848.00            20132.00            15628.00            21078.00
                                    19473.00            27535.00            22947.00            16356.00            24748.00
10/31/07                            20720.00            30213.00            24827.00            17274.00            28518.00

have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of .25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain minimum program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50% and are available in certain individual retirement accounts or in certain retirement plans.
Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. From inception (5/1/89) through 12/31/03, performance for Class A, B, R1 and R2

THE DISCLOSURE ON THE PRECEDING PAGE AND THE DISCLOSURE AND FOOTNOTES ON THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6 MainStay Balanced Fund

CLASS R3 SHARES--NO SALES CHARGES
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE     FIVE     TEN
TOTAL RETURNS             YEAR    YEARS   YEARS
-----------------------------------------------
                          6.10%   10.36%  7.29%

(PERFORMANCE GRAPH)

                                    MAINSTAY         RUSSELL MIDCAP         BALANCED         ML CORP GOVT 1-     RUSSELL MIDCAP
                                  BALANCED FUND        VALUE INDEX          COMPOSITE              10                 INDEX
                                  -------------      --------------         ---------        ---------------     --------------
10/31/97                            10000.00            10000.00            10000.00            10000.00            10000.00
                                    10724.00            10574.00            10771.00            10919.00            10446.00
                                    10689.00            11177.00            11199.00            11018.00            12235.00
                                    11588.00            12501.00            12319.00            11737.00            15137.00
                                    12154.00            12329.00            12925.00            13408.00            12410.00
                                    12345.00            11963.00            13062.00            14205.00            11414.00
                                    14741.00            15968.00            15903.00            14941.00            15509.00
                                    15891.00            19120.00            18029.00            15571.00            17849.00
                                    17291.00            22848.00            20132.00            15628.00            21078.00
                                    19049.00            27535.00            22947.00            16356.00            24748.00
10/31/07                            20211.00            30213.00            24827.00            17274.00            28518.00

                                                          ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                     YEAR    YEARS   YEARS
--------------------------------------------------------------------------------
Russell Midcap(R) Value Index(1)                          9.73%   20.36%  11.69%
Balanced Composite Index(2)                               8.19    13.71    9.52
Merrill Lynch Corporate & Government 1-10 Years Bond
  Index(3)                                                5.61     3.99    5.62
Russell Midcap(R) Index(4)                               15.24    20.10   11.05
Average Lipper mixed-asset target allocation growth
  fund(5)                                                13.51    11.74    6.61

shares (each first offered 1/2/04) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class A, B, R1 and R2 shares upon initial offer. Prior to 4/28/06, the performance for Class R3 shares includes the historical performance of Class I shares adjusted to reflect the fees and expenses for Class R3 shares. Prior to 1/2/04, the Fund offered Class L shares, which were subject to a 1.00% sales charge and a 1.00% CDSC on redemptions within one year of purchase. From inception through 12/29/02, performance for Class L shares (first offered 12/30/02) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge, CDSC and fees and expenses for Class L shares. Effective 1/2/04, all outstanding Class L shares of the Fund were converted to Class C shares, redesignated Class C shares or both.
1. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Results assume reinvestment of all income and capital gains. The Russell Midcap(R) Value Index is considered to be the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
2. The Fund's Balanced Composite Index is consists of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate & Government 1-10 Years Bond Index weighted 60%/40%. Results assume that all income and capital gains are reinvested in the index or indices that produce them. An investment cannot be made directly in an index.
3. The Merrill Lynch Corporate & Government 1-10 Years Bond Index is a market-capitalization-weighted index that consists of U.S. government and fixed-coupon domestic investment-grade corporate bonds. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
4. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
5. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING TWO PAGES IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                       www.mainstayfunds.com   7

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY BALANCED FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2007, to October 31, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2007, to October 31, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended October 31, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            5/1/07            10/31/07          PERIOD(1)           10/31/07           PERIOD(1)

CLASS A SHARES                        $1,000.00          $992.80            $ 6.43            $1,018.60            $ 6.51
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00          $989.35            $10.18            $1,014.85            $10.31
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00          $989.35            $10.18            $1,014.85            $10.31
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00          $994.85            $ 4.58            $1,020.45            $ 4.63
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00          $994.15            $ 5.08            $1,019.95            $ 5.14
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00          $993.00            $ 6.33            $1,018.70            $ 6.41
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00          $991.70            $ 7.63            $1,017.40            $ 7.73
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's net annualized expense ratio of each class (1.28% for Class A, 2.03% for Class B and Class C, 0.91% for Class I, 1.01% for Class R1, 1.26% for Class R2 and 1.52% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period).

 8 MainStay Balanced Fund

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                     60.6
Corporate Bonds                                                                   38.1
Short-Term Investments (collateral from securities lending                         5.8
  is 5.7%)
Federal Agencies                                                                   0.5
Medium-Term Note                                                                   0.3
Yankee Bond                                                                       0.0*
Futures Contracts                                                                 0.0*
Convertible Preferred Stock                                                       0.0*
Convertible Bond                                                                  0.0*
Liabilities in Excess of Cash and Other Assets                                    (5.3)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 12 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF OCTOBER 31, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  First Solar, Inc.
 2.  Apple, Inc.
 3.  Bear Stearns Cos., Inc. (The), 5.30%, due
     10/30/15
 4.  NVIDIA Corp.
 5.  Wynn Resorts, Ltd.
 6.  Ford Motor Co.
 7.  Monsanto Co.
 8.  Nabisco, Inc., 7.55%, due 6/15/15
 9.  Parker Hannifin Corp.
10.  Goldman Sachs Group, Inc. (The)

                                                       www.mainstayfunds.com   9

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Tony H. Elavia and Joan M. Sabella of New York Life Investment Management LLC

HOW DID MAINSTAY BALANCED FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2007?

Excluding all sales charges, MainStay Balanced Fund returned 6.34% for Class A shares, 5.56% for Class B shares and 5.56% for Class C shares for the 12 months ended October 31, 2007. Over the same period, the Fund's Class I shares returned 6.77%, Class R1 shares returned 6.64%, Class R2 shares returned 6.40% and Class R3 shares returned 6.10%. All share classes underperformed the 13.51% return of the average Lipper(1) mixed-asset target allocation growth fund, the 9.73% return of the Russell Midcap(R) Value Index,(2) and the 8.19% return of the Fund's Balanced Composite Index(3) for the 12 months ended October 31, 2007. The Russell Midcap(R) Value Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, WHICH EQUITY SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH EQUITY SECTORS WERE THE WEAKEST?

The equity portion of the Fund utilizes a proprietary quantitative investment process that focuses on a combination of valuation, operating and trading factors. Sector holdings are a residual of the Fund's investment process and are not a product of top-down, macroeconomic analysis. The equity sectors that contributed the most to the Fund's absolute performance during the reporting period were utilities, materials and industrials. The equity sectors that contributed the least to the Fund's absolute performance were financials, telecommunication services and consumer discretionary.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH STOCKS WERE THE WEAKEST?

The strongest individual contributors to performance in the equity portion of the Fund were NRG Energy, Steel Dynamics and Reliance Steel & Aluminum. The weakest stocks in the Fund included New Century Financial, Radian Group and MGIC Investment.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund selects securities using a proprietary investment process, which seeks stocks that have attractive relative valuations, strong operating results and positive price trends. Among the stocks that fit the Fund's purchase criteria during the reporting period were Parker Hannifin and Pepsi Bottling Group.

Among the stocks the Fund sold because of unattractive valuations, weakening operating results and deteriorating prices trends were Reliance Steel & Aluminum and Steel Dynamics. Both stocks were sold at a profit during the reporting period.

HOW DID SECTOR WEIGHTINGS CHANGE IN THE EQUITY PORTION OF THE FUND DURING THE REPORTING PERIOD?

Weighting changes in the equity portion of the Fund result from a combination of stock performance and the Fund's proprietary quantitative security-selection process. During the reporting period, the Fund's equity weightings increased substantially relative to the Russell Midcap(R) Value Index in information technology and utilities. Over the same period, the Fund's equity weighting in financials declined substantially, while its equity weighting in consumer staples decreased moderately.


The Fund can invest in foreign securities, which may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund's use of securities lending presents the risk of default by the borrower, which may also result in a loss to the Fund. See additional securities lending disclosure in the Notes to Financial Statements (Note 2). The Fund invests in mid-cap stocks, which may be more volatile and less liquid than the securities of larger companies. Funds that invest in bonds are subject to credit, inflation, interest-rate and maturities risk and can lose principal value when interest rates rise.
1. See footnote on page 7 for more information on Lipper Inc.
2. See footnote on page 7 for more information on the Russell Midcap(R) Value Index.
3. See footnote on page 7 for more information on the Fund's Balanced Composite Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 10 MainStay Balanced Fund

HOW WAS THE EQUITY PORTION OF THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2007, the equity portion of the Fund was significantly overweight relative to the Russell Midcap(R) Value Index in health care, industrials and information technology. These overweight positions helped performance. At the end of October, the Fund was significantly underweight in financials, a position that detracted moderately from performance. The Fund was also underweight in utilities, which helped the Fund's results.

WHAT FACTORS AFFECTED THE BOND PORTION OF THE FUND DURING THE REPORTING PERIOD?

The Federal Open Market Committee lowered the targeted federal funds rate from 5.25% to 4.50% during the reporting period. The yield curve remained inverted for much of the period, with Treasury bills yielding more than the 10-year Treasury bond.

During the reporting period, there were no significant changes in the way the bond portion of the Fund was managed. This portion of the Fund maintained a duration of three to five years and a laddered maturity schedule. All bonds held by the Fund were investment grade on the date of purchase. The Fund's duration was slightly shorter than that of the Merrill Lynch U.S. Corporate/ Government 1-10 Years Index. This positioning caused the bond portion of the Fund to underperform the index, as interest rates declined over the reporting period.

                                                      www.mainstayfunds.com   11

PORTFOLIO OF INVESTMENTS+++ OCTOBER 31, 2007

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
LONG-TERM BONDS (38.9%)+
CONVERTIBLE BOND (0.0%)++
---------------------------------------------------------------------------------
INTERNET (0.0%)++
At Home Corp.
 4.75%, due 12/15/07 (a)(b)(c)(d)(h)                $    177,810   $           18
                                                                   --------------
Total Convertible Bond
 (Cost $13,325)                                                                18
                                                                   --------------

CORPORATE BONDS (38.1%)
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.1%)
General Dynamics Corp.
 4.50%, due 8/15/10                                      874,000          868,651
 5.375%, due 8/15/15                                   2,200,000        2,205,760
Lockheed Martin Corp.
 7.65%, due 5/1/16                                     1,820,000        2,067,358
United Technologies Corp.
 6.50%, due 6/1/09                                     5,628,000        5,774,570
 7.125%, due 11/15/10                                  3,380,000        3,593,153
                                                                   --------------
                                                                       14,509,492
                                                                   --------------
AGRICULTURE (0.7%)
Altria Group, Inc.
 7.00%, due 11/4/13                                    6,750,000        7,386,761
Monsanto Co.
 7.375%, due 8/15/12                                   2,000,000        2,174,676
                                                                   --------------
                                                                        9,561,437
                                                                   --------------
AUTO PARTS & EQUIPMENT (0.3%)
Johnson Controls, Inc.
 6.30%, due 2/1/08                                     4,325,000        4,330,277
                                                                   --------------

BANKS (4.8%)
Bank of America Corp.
 7.40%, due 1/15/11                                    1,000,000        1,065,536
 7.80%, due 2/15/10                                    4,500,000        4,771,377
 7.80%, due 9/15/16                                    1,500,000        1,677,018
Bank One Corp.
 7.875%, due 8/1/10                                    7,000,000        7,475,111
BankAmerica Corp.
 7.125%, due 3/1/09                                    1,660,000        1,697,455
BankBoston N.A.
 6.375%, due 3/25/08                                   1,000,000        1,004,053
FleetBoston Financial Corp.
 6.375%, due 5/15/08                                   3,000,000        3,017,736
 7.375%, due 12/1/09                                   1,200,000        1,253,598
JPMorgan Chase & Co.
 6.75%, due 8/15/08                                    1,405,000        1,423,760
Mellon Funding Corp.
 6.375%, due 2/15/10                                $  1,960,000   $    2,012,983
SunTrust Banks, Inc.
 6.25%, due 6/1/08                                     5,000,000        5,035,180

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
BANKS (CONTINUED)
U.S. Bancorp
 3.125%, due 3/15/08                                $    437,000   $      433,587
U.S. Bank N.A.
 5.70%, due 12/15/08                                   1,747,000        1,755,132
 6.30%, due 7/15/08                                    3,305,000        3,327,243
 6.375%, due 8/1/11                                    2,500,000        2,605,288
Wachovia Bank N.A.
 7.80%, due 8/18/10                                    7,525,000        8,065,069
Wachovia Corp.
 6.15%, due 3/15/09                                    1,920,000        1,938,077
 6.25%, due 8/4/08                                     2,317,000        2,340,207
 6.375%, due 1/15/09                                   1,736,000        1,762,096
Wells Fargo Bank N.A.
 6.45%, due 2/1/11                                     3,847,000        3,994,059
 7.55%, due 6/21/10                                    5,000,000        5,310,380
                                                                   --------------
                                                                       61,964,945
                                                                   --------------
BEVERAGES (1.3%)
Anheuser-Busch Cos., Inc.
 5.375%, due 9/15/08                                     900,000          902,828
 5.625%, due 10/1/10 (e)                               1,500,000        1,541,331
 5.65%, due 9/15/08                                      454,000          456,465
 5.75%, due 4/1/10                                       655,000          671,937
 6.00%, due 4/15/11                                    2,110,000        2,186,901
 7.50%, due 3/15/12                                    4,200,000        4,579,058
 9.00%, due 12/1/09                                    1,190,000        1,284,471
PepsiCo., Inc.
 5.15%, due 5/15/12                                    4,000,000        4,054,688
 5.75%, due 1/15/08                                    1,747,000        1,748,454
                                                                   --------------
                                                                       17,426,133
                                                                   --------------
CHEMICALS (0.6%)
E.I. du Pont de Nemours & Co.
 3.375%, due 11/15/07                                    805,000          804,626
 4.75%, due 11/15/12                                   4,400,000        4,339,795
Praxair, Inc.
 6.50%, due 3/1/08                                     2,536,000        2,548,746
                                                                   --------------
                                                                        7,693,167
                                                                   --------------
COMPUTERS (1.1%)
Computer Sciences Corp.
 6.25%, due 3/15/09                                    1,012,000        1,020,329
Hewlett-Packard Co.
 5.25%, due 3/1/12                                     1,000,000        1,011,085
 6.50%, due 7/1/12                                     4,017,000        4,262,471
International Business Machines Corp.
 4.75%, due 11/29/12                                   1,500,000        1,487,150
 5.375%, due 2/1/09                                      958,000          963,714

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 12 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
COMPUTERS (CONTINUED)
International Business Machines Corp. (Continued)
 5.50%, due 1/15/09                                 $    467,000   $      471,156
 7.50%, due 6/15/13                                    4,940,000        5,481,701
                                                                   --------------
                                                                       14,697,606
                                                                   --------------
COSMETICS & PERSONAL CARE (0.3%)
Gillette Co. (The)
 2.875%, due 3/15/08                                     437,000          434,269
Procter & Gamble Co. (The)
 6.875%, due 9/15/09                                   3,877,000        4,028,102
                                                                   --------------
                                                                        4,462,371
                                                                   --------------
DIVERSIFIED FINANCIAL SERVICES (11.6%)
American Express Credit Corp.
 3.00%, due 5/16/08                                      874,000          866,295
 5.30%, due 12/2/15                                    4,500,000        4,437,603
Bear Stearns Cos., Inc. (The)
V    5.30%, due 10/30/15                              13,500,000       12,638,808
 7.625%, due 12/7/09                                   3,250,000        3,380,137
CIT Group, Inc.
 4.75%, due 12/15/10                                     655,000          631,947
 5.50%, due 11/30/07                                   1,000,000          999,683
 5.875%, due 10/15/08                                  1,800,000        1,797,970
 6.875%, due 11/1/09                                   2,500,000        2,546,500
 7.75%, due 4/2/12                                     5,600,000        5,796,622
Citicorp
 6.375%, due 11/15/08                                  1,500,000        1,522,847
Citigroup Global Markets Holdings, Inc.
 6.50%, due 2/15/08                                    3,500,000        3,513,741
Citigroup, Inc.
 5.00%, due 9/15/14                                    4,000,000        3,882,544
 5.85%, due 8/2/16                                     1,500,000        1,514,802
 6.50%, due 1/18/11                                    1,474,000        1,535,243
 7.25%, due 10/1/10                                    2,000,000        2,118,764
Credit Suisse First Boston USA, Inc.
 6.125%, due 11/15/11                                  6,462,000        6,681,837
 6.50%, due 6/1/08                                     4,500,000        4,537,157
General Electric Capital Corp.
 6.875%, due 11/15/10                                  7,912,000        8,365,595
 7.375%, due 1/19/10                                   5,000,000        5,246,895
Goldman Sachs Group, Inc. (The)
 6.65%, due 5/15/09                                    2,430,000        2,481,885
 7.35%, due 10/1/09                                    7,650,000        7,953,147
 Series B
 7.80%, due 1/28/10                                    4,000,000        4,196,956
HSBC Finance Corp.
 6.375%, due 11/27/12                                  3,000,000        3,116,247
 6.50%, due 11/15/08                                   3,000,000        3,038,706
 6.75%, due 5/15/11                                    2,374,000        2,477,217

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
HSBC Finance Corp. (continued)
 8.00%, due 7/15/10                                 $  6,000,000   $    6,409,374
International Lease Finance Corp.
 4.50%, due 5/1/08                                       437,000          434,956
 6.375%, due 3/15/09                                   2,000,000        2,033,332
John Deere Capital Corp.
 6.00%, due 2/15/09                                    2,000,000        2,021,478
 7.00%, due 3/15/12                                      200,000          214,172
JPMorgan & Co., Inc.
 6.25%, due 2/15/11                                      262,000          269,761
JPMorgan Chase & Co.
 5.25%, due 5/1/15                                     7,750,000        7,551,313
Lehman Brothers Holdings, Inc.
 6.625%, due 1/18/12                                   2,491,000        2,569,887
 7.875%, due 8/15/10                                   4,100,000        4,321,818
Lehman Brothers, Inc.
 6.50%, due 4/15/08                                    1,600,000        1,607,606
Merrill Lynch & Co., Inc.
 3.518%, due 3/2/09 (f)                                  437,000          428,854
 6.05%, due 5/16/16                                    6,800,000        6,741,887
 6.375%, due 10/15/08                                  1,112,000        1,118,302
Morgan Stanley
 5.75%, due 10/18/16                                   5,000,000        4,945,735
 6.75%, due 4/15/11                                    8,811,000        9,207,195
Pitney Bowes Credit Corp.
 5.75%, due 8/15/08                                      874,000          876,910
Toyota Motor Credit Corp.
 5.50%, due 12/15/08                                   1,477,000        1,484,131
UnitedHealth Group, Inc.
 5.25%, due 3/15/11                                    1,000,000        1,004,095
Wells Fargo Financial, Inc.
 5.875%, due 8/15/08                                   2,316,000        2,324,131
 6.85%, due 7/15/09                                      109,000          112,071
                                                                   --------------
                                                                      150,956,156
                                                                   --------------
ELECTRIC (0.6%)
Consolidated Edison Co. of New York
 7.50%, due 9/1/10                                     5,500,000        5,848,414
Interstate Power & Light Co.
 6.625%, due 8/1/09                                    1,311,000        1,345,380
                                                                   --------------
                                                                        7,193,794
                                                                   --------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
Emerson Electric Co.
 5.00%, due 10/15/08                                     262,000          261,193
 5.85%, due 3/15/09                                    2,386,000        2,416,054
 7.125%, due 8/15/10                                   4,500,000        4,772,786
                                                                   --------------
                                                                        7,450,033
                                                                   --------------
ELECTRONICS (0.0%)++
Honeywell, Inc.
 7.125%, due 4/15/08                                     131,000          132,202
                                                                   --------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   13

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
FOOD (3.5%)
Campbell Soup Co.
 6.75%, due 2/15/11                                 $  5,018,000   $    5,258,006
Hershey Co. (The)
 5.45%, due 9/1/16                                     4,449,000        4,439,386
Kellogg Co.
 Series B
 6.60%, due 4/1/11                                     7,500,000        7,831,298
Kraft Foods, Inc.
 6.25%, due 6/1/12                                     5,150,000        5,343,990
V  Nabisco, Inc.
 7.55%, due 6/15/15                                   10,880,000       12,092,391
Sara Lee Corp.
 6.00%, due 1/15/08                                    1,048,000        1,048,944
Sysco International Co.
 6.10%, due 6/1/12                                     3,060,000        3,184,521
Unilever Capital Corp.
 7.125%, due 11/1/10                                   5,700,000        6,078,115
                                                                   --------------
                                                                       45,276,651
                                                                   --------------
FOREST PRODUCTS & PAPER (0.1%)
Kimberly-Clark Corp.
 4.875%, due 8/15/15                                   1,200,000        1,159,430
                                                                   --------------

HEALTH CARE-PRODUCTS (0.2%)
Johnson & Johnson
 6.625%, due 9/1/09                                    2,371,000        2,462,523
                                                                   --------------

HOUSEHOLD PRODUCTS & WARES (0.3%)
Kimberly-Clark Corp.
 5.00%, due 8/15/13                                    4,050,000        4,008,961
                                                                   --------------

INSURANCE (0.4%)
Allstate Corp. (The)
 7.20%, due 12/1/09                                    1,900,000        1,984,653
John Hancock Financial Services, Inc.
 5.625%, due 12/1/08                                   2,640,000        2,661,901
                                                                   --------------
                                                                        4,646,554
                                                                   --------------
MACHINERY--CONSTRUCTION & MINING (0.8%)
Caterpillar, Inc.
 5.70%, due 8/15/16                                    2,000,000        2,030,148
 6.55%, due 5/1/11                                     3,915,000        4,095,626
 7.25%, due 9/15/09                                    4,347,000        4,526,435
                                                                   --------------
                                                                       10,652,209
                                                                   --------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
MACHINERY--DIVERSIFIED (1.1%)
Deere & Co.
 6.95%, due 4/25/14                                 $  5,000,000   $    5,441,720
 7.85%, due 5/15/10                                    7,808,000        8,367,350
                                                                   --------------
                                                                       13,809,070
                                                                   --------------
MEDIA (1.1%)
Gannett Co., Inc.
 6.375%, due 4/1/12                                    6,595,000        6,745,260
Walt Disney Co. (The)
 6.375%, due 3/1/12                                    7,000,000        7,358,281
                                                                   --------------
                                                                       14,103,541
                                                                   --------------
MISCELLANEOUS--MANUFACTURING (0.8%)
Honeywell International, Inc.
 7.50%, due 3/1/10                                     6,985,000        7,398,819
Illinois Tool Works, Inc.
 5.75%, due 3/1/09                                     3,090,000        3,136,572
                                                                   --------------
                                                                       10,535,391
                                                                   --------------
OIL & GAS (0.8%)
Atlantic Richfield Co.
 5.90%, due 4/15/09                                    1,000,000        1,015,887
ConocoPhillips
 6.375%, due 3/30/09                                   2,160,000        2,204,807
 8.75%, due 5/25/10                                    4,440,000        4,847,707
Texaco Capital, Inc.
 5.50%, due 1/15/09                                    2,000,000        2,009,506
                                                                   --------------
                                                                       10,077,907
                                                                   --------------
PHARMACEUTICALS (1.0%)
Eli Lilly & Co.
 6.00%, due 3/15/12                                      950,000          986,981
Merck & Co., Inc.
 4.75%, due 3/1/15                                     3,867,000        3,703,639
Pharmacia Corp.
 5.875%, due 12/1/08                                     437,000          441,757
Warner-Lambert Co.
 6.00%, due 1/15/08                                    2,218,000        2,222,556
Wyeth
 5.50%, due 2/1/14                                     5,500,000        5,515,142
                                                                   --------------
                                                                       12,870,075
                                                                   --------------
RETAIL (1.6%)
Costco Wholesale Corp.
 5.30%, due 3/15/12                                    1,408,000        1,423,727
Kohl's Corp.
 6.30%, due 3/1/11                                       612,000          631,622
Target Corp.
 5.375%, due 6/15/09                                   2,706,000        2,719,592
 5.40%, due 10/1/08                                    1,700,000        1,704,536
 7.50%, due 8/15/10                                    3,034,000        3,240,998

 14 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------------------------
RETAIL (CONTINUED)
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09                                $ 10,088,000   $   10,449,463
 7.25%, due 6/1/13                                       349,000          383,300
                                                                   --------------
                                                                       20,553,238
                                                                   --------------
SOFTWARE (0.4%)
First Data Corp.
 5.625%, due 11/1/11                                     661,000          680,579
 5.80%, due 12/15/08 (e)                               1,725,000        1,743,958
 6.375%, due 12/15/07                                  2,133,000        2,135,705
                                                                   --------------
                                                                        4,560,242
                                                                   --------------
TELECOMMUNICATIONS (2.8%)
AT&T Corp.
 7.30%, due 11/15/11                                   7,000,000        7,553,679
BellSouth Corp.
 6.00%, due 10/15/11                                   2,000,000        2,059,052
GTE North, Inc.
 6.375%, due 2/15/10 (e)                                 437,000          449,468
Motorola, Inc.
 8.00%, due 11/1/11                                    6,000,000        6,550,386
New York Telephone Co.
 6.125%, due 1/15/10                                     874,000          893,955
Southwestern Bell Telephone Corp.
 7.00%, due 7/1/15                                     5,000,000        5,440,540
Verizon Communications, Inc.
 6.50%, due 9/15/11                                    5,000,000        5,195,660
Verizon Global Funding Corp.
 7.375%, due 9/1/12                                    7,000,000        7,659,386
                                                                   --------------
                                                                       35,802,126
                                                                   --------------
TEXTILES (0.2%)
Cintas Corp. No. 2
 6.00%, due 6/1/12                                     3,095,000        3,199,549
                                                                   --------------
Total Corporate Bonds
 (Cost $497,943,048)                                                  494,095,080
                                                                   --------------

FEDERAL AGENCIES (0.5%)
---------------------------------------------------------------------------------
FANNIE MAE (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.1%)
 Series 2003-17, Class QT
 5.00%, due 8/25/27                                    1,031,000        1,028,014
 Series 2003-32, Class PG
 5.00%, due 10/25/27                                     437,000          434,563
                                                                   --------------
                                                                        1,462,577
                                                                   --------------
FEDERAL FARM CREDIT BANK (0.0%)++
 3.875%, due 5/7/10                                      655,000          647,179
                                                                   --------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
FEDERAL HOME LOAN BANK (0.1%)
 3.75%, due 4/1/10                                  $    655,000   $      645,713
 3.875%, due 2/12/10                                     220,000          217,683
                                                                   --------------
                                                                          863,396
                                                                   --------------
FREDDIE MAC (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.2%)
 Series 2734, Class JC
 3.50%, due 11/15/23                                     587,535          579,935
 Series 2579, Class PG
 4.00%, due 3/15/27                                          756              755
 Series 2719, Class WB
 4.50%, due 8/15/21                                    1,030,211          994,680
 Series 2589, Class GD
 5.00%, due 9/15/28                                      437,000          437,253
 Series 2600, Class MJ
 5.00%, due 9/15/29                                      437,000          426,171
                                                                   --------------
                                                                        2,438,794
                                                                   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (COLLATERALIZED MORTGAGE OBLIGATION) (0.1%)
 Series 2003-50, Class PC
 5.50%, due 3/16/32                                      874,000          876,267
                                                                   --------------
Total Federal Agencies
 (Cost $6,453,633)                                                      6,288,213
                                                                   --------------

YANKEE BOND (0.0%)++ (G)
---------------------------------------------------------------------------------
CHEMICALS (0.0%)++
Dow Capital B.V.
 8.50%, due 6/8/10                                       495,000          537,364
                                                                   --------------
Total Yankee Bond
 (Cost $542,734)                                                          537,364
                                                                   --------------

MEDIUM-TERM NOTE (0.3%)
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.3%)
McDonnell Douglas Corp.
 9.75%, due 4/1/12                                     3,600,000        4,241,902
                                                                   --------------
Total Medium-Term Note
 (Cost $4,231,655)                                                      4,241,902
                                                                   --------------
Total Long-Term Bonds
 (Cost $509,184,395)                                                  505,162,577
                                                                   --------------

                                                          SHARES
COMMON STOCKS (60.6%)
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.1%)
Lockheed Martin Corp.                                     78,079        8,591,813
Northrop Grumman Corp.                                   107,203        8,964,315

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   15


                                                          SHARES            VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE (CONTINUED)
Raytheon Co.                                             143,137   $    9,104,945
                                                                   --------------
                                                                       26,661,073
                                                                   --------------
AGRICULTURE (1.1%)
Altria Group, Inc.                                       119,465        8,712,581
North Atlantic Trading Co., Inc. (a)(b)(d)(h)                130                1
Reynolds American, Inc. (e)                               85,533        5,510,891
                                                                   --------------
                                                                       14,223,473
                                                                   --------------
AIRLINES (0.2%)
Delta Air Lines, Inc. (a)                                 97,516        2,028,333
                                                                   --------------

AUTO MANUFACTURERS (0.9%)
V  Ford Motor Co. (a)(e)                               1,385,188       12,286,618
                                                                   --------------
AUTO PARTS & EQUIPMENT (0.6%)
Autoliv, Inc.                                            114,203        7,215,346
                                                                   --------------

BANKS (1.8%)
Bank of America Corp.                                    158,188        7,637,317
Huntington Bancshares, Inc.                              163,017        2,919,634
KeyCorp                                                   34,025          968,011
UnionBanCal Corp.                                         76,918        4,154,341
Wells Fargo & Co.                                        224,935        7,650,039
                                                                   --------------
                                                                       23,329,342
                                                                   --------------
BEVERAGES (0.8%)
Pepsi Bottling Group, Inc. (The)                         238,608       10,279,233
                                                                   --------------
BIOTECHNOLOGY (0.2%)
Vertex Pharmaceuticals, Inc. (a)                          79,260        2,563,268
                                                                   --------------

CHEMICALS (1.8%)
Celanese Corp. Class A                                   133,720        5,610,891
V  Monsanto Co.                                          125,351       12,238,018
Mosaic Co. (The) (a)(e)                                   76,459        5,336,838
                                                                   --------------
                                                                       23,185,747
                                                                   --------------
COMMERCIAL SERVICES (0.5%)
McKesson Corp.                                           101,764        6,726,600
                                                                   --------------

COMPUTERS (2.7%)
V  Apple, Inc. (a)                                        68,571       13,025,061
EMC Corp. (a)                                            199,503        5,065,381
Hewlett-Packard Co.                                      158,829        8,208,283
International Business Machines Corp.                     73,566        8,542,484
                                                                   --------------
                                                                       34,841,209
                                                                   --------------


                                                          SHARES            VALUE
DISTRIBUTION & WHOLESALE (0.6%)
Tech Data Corp. (a)                                      205,760   $    8,092,541
                                                                   --------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
Discover Financial Services                               71,102        1,372,269
V  Goldman Sachs Group, Inc. (The)                        46,191       11,451,673
JPMorgan Chase & Co.                                     179,525        8,437,675
                                                                   --------------
                                                                       21,261,617
                                                                   --------------
ELECTRIC (4.1%)
Alliant Energy Corp.                                     163,368        6,534,720
Dominion Resources, Inc.                                  92,674        8,491,719
Entergy Corp.                                             79,578        9,539,015
FirstEnergy Corp.                                        129,709        9,040,717
Mirant Corp. (a)                                         196,679        8,331,322
Northeast Utilities                                       60,375        1,861,361
NRG Energy, Inc. (a)                                     206,763        9,440,799
                                                                   --------------
                                                                       53,239,653
                                                                   --------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
Emerson Electric Co.                                     177,350        9,270,085
                                                                   --------------

ELECTRONICS (0.3%)
Avnet, Inc. (a)                                           75,829        3,163,586
Tyco Electronics, Ltd.                                     6,698          238,918
                                                                   --------------
                                                                        3,402,504
                                                                   --------------
ENERGY--ALTERNATE SOURCES (1.0%)
V  First Solar, Inc. (a)(e)                               84,211       13,373,549
                                                                   --------------

ENGINEERING & CONSTRUCTION (1.2%)
Foster Wheeler, Ltd. (a)                                  75,584       11,205,328
McDermott International, Inc. (a)                         80,969        4,943,967
                                                                   --------------
                                                                       16,149,295
                                                                   --------------
FOOD (1.4%)
Dean Foods Co.                                            67,082        1,862,867
H.J. Heinz Co.                                           134,837        6,307,675
Hormel Foods Corp.                                       167,843        6,122,913
Kroger Co. (The)                                         124,421        3,656,733
                                                                   --------------
                                                                       17,950,188
                                                                   --------------
GAS (0.8%)
Energen Corp. (e)                                        154,866        9,911,424
                                                                   --------------

HAND & MACHINE TOOLS (0.6%)
Black & Decker Corp.                                      93,412        8,398,673
                                                                   --------------

HEALTH CARE-PRODUCTS (0.7%)
Covidien, Ltd.                                             6,698          278,637
Johnson & Johnson                                        132,006        8,602,831
                                                                   --------------
                                                                        8,881,468
                                                                   --------------

 16 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                          SHARES            VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
HEALTH CARE-SERVICES (1.9%)
Aetna, Inc.                                              165,936   $    9,320,625
Health Net, Inc. (a)                                     140,856        7,551,290
WellPoint, Inc. (a)                                      105,970        8,396,003
                                                                   --------------
                                                                       25,267,918
                                                                   --------------
HOUSEHOLD PRODUCTS & WARES (0.9%)
Kimberly-Clark Corp.                                     117,699        8,343,682
Scotts Miracle-Gro Co. (The) Class A                      67,747        3,108,910
                                                                   --------------
                                                                       11,452,592
                                                                   --------------
INSURANCE (5.0%)
ACE, Ltd.                                                140,705        8,528,130
Arch Capital Group, Ltd. (a)                             118,979        8,896,060
Assurant, Inc.                                            81,586        4,767,886
Axis Capital Holdings, Ltd.                              237,106        9,422,592
Chubb Corp. (The)                                        160,103        8,541,495
CIGNA Corp.                                              151,698        7,962,628
Everest Re Group, Ltd.                                    45,611        4,859,396
PartnerRe, Ltd.                                            2,021          168,248
Transatlantic Holdings, Inc.                              32,180        2,398,375
Travelers Cos., Inc. (The)                               158,801        8,291,000
XL Capital, Ltd. Class A                                  11,122          800,228
                                                                   --------------
                                                                       64,636,038
                                                                   --------------
INTERNET (1.6%)
Amazon.com, Inc. (a)                                     126,487       11,276,316
Google, Inc. Class A (a)                                  14,358       10,151,106
                                                                   --------------
                                                                       21,427,422
                                                                   --------------
IRON & STEEL (0.7%)
AK Steel Holding Corp. (a)                                25,450        1,275,809
Nucor Corp.                                               11,200          694,624
United States Steel Corp.                                 67,003        7,229,624
                                                                   --------------
                                                                        9,200,057
                                                                   --------------
LODGING (0.9%)
V  Wynn Resorts, Ltd.                                     76,160       12,294,509
                                                                   --------------

MACHINERY--DIVERSIFIED (0.7%)
Flowserve Corp.                                          109,514        8,647,225
                                                                   --------------

MEDIA (2.4%)
CBS Corp. Class B                                        171,766        4,929,684
Central European Media
 Enterprises, Ltd. Class A (a)                            70,314        8,068,532
Clear Channel Communications, Inc.                       222,796        8,415,005
Liberty Global, Inc. Class A (a)                         229,842        9,021,299
Walt Disney Co. (The)                                     22,499          779,140
                                                                   --------------
                                                                       31,213,660
                                                                   --------------


                                                          SHARES            VALUE
METAL FABRICATE & HARDWARE (0.4%)
Commercial Metals Co.                                    147,786   $    4,637,525
                                                                   --------------

MINING (0.7%)
Southern Copper Corp. (e)                                 68,652        9,590,684
                                                                   --------------

MISCELLANEOUS--MANUFACTURING (3.4%)
3M Co.                                                    15,602        1,347,389
Eaton Corp.                                              106,034        9,816,628
Honeywell International, Inc.                            146,750        8,865,168
Illinois Tool Works, Inc.                                 17,173          983,326
Ingersoll-Rand Co., Ltd. Class A                          19,148          964,102
V  Parker Hannifin Corp.                                 148,662       11,947,965
SPX Corp.                                                101,434       10,275,264
                                                                   --------------
                                                                       44,199,842
                                                                   --------------
OFFICE & BUSINESS EQUIPMENT (0.3%)
Xerox Corp. (a)                                          229,428        4,001,224
                                                                   --------------

OIL & GAS (3.4%)
Chevron Corp.                                             95,916        8,777,273
ExxonMobil Corp.                                          97,897        9,005,545
Marathon Oil Corp.                                       160,291        9,478,007
Sunoco, Inc.                                             108,614        7,993,990
Valero Energy Corp.                                      123,701        8,712,261
                                                                   --------------
                                                                       43,967,076
                                                                   --------------
OIL & GAS SERVICES (0.4%)
Schlumberger, Ltd.                                        47,653        4,601,850
                                                                   --------------

PHARMACEUTICALS (0.7%)
AmerisourceBergen Corp.                                  178,340        8,401,597
Gilead Sciences, Inc. (a)                                 18,594          858,857
                                                                   --------------
                                                                        9,260,454
                                                                   --------------
PIPELINES (0.7%)
Williams Cos., Inc.                                      261,915        9,557,278
                                                                   --------------

REAL ESTATE INVESTMENT TRUSTS (2.1%)
Boston Properties, Inc.                                   97,266       10,537,798
Duke Realty Corp.                                         21,669          696,658
Hospitality Properties Trust                             133,457        5,284,897
ProLogis                                                  41,087        2,947,581
Vornado Realty Trust (e)                                  26,433        2,953,095
Weingarten Realty Investors (e)                          112,956        4,321,697
                                                                   --------------
                                                                       26,741,726
                                                                   --------------
RETAIL (2.7%)
AnnTaylor Stores Corp. (a)                                93,309        2,891,646
AutoNation, Inc. (a)                                      50,082          885,951
Dollar Tree Stores, Inc. (a)                              62,821        2,406,044
Family Dollar Stores, Inc. (e)                           199,825        5,065,564

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   17


                                                          SHARES            VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
RETAIL (CONTINUED)
GameStop Corp. Class A (a)                                97,413   $    5,768,798
Home Depot, Inc. (The)                                   241,002        7,593,973
OfficeMax, Inc. (e)                                       44,282        1,401,525
Wal-Mart Stores, Inc.                                    189,921        8,586,328
                                                                   --------------
                                                                       34,599,829
                                                                   --------------
SAVINGS & LOANS (0.7%)
Hudson City Bancorp, Inc.                                605,884        9,488,143
                                                                   --------------

SEMICONDUCTORS (2.4%)
Advanced Micro Devices, Inc. (a)(e)                      698,196        9,132,404
Intel Corp.                                              347,656        9,351,946
V  NVIDIA Corp. (a)                                      350,948       12,416,540
                                                                   --------------
                                                                       30,900,890
                                                                   --------------
TELECOMMUNICATIONS (1.7%)
CenturyTel, Inc.                                         184,191        8,113,614
Level 3 Communications, Inc. (a)(e)                    1,357,923        4,114,507
Qwest Communications
 International, Inc. (a)(e)                            1,120,467        8,044,953
SBA Communications Corp. Class A (a)                      45,525        1,620,690
                                                                   --------------
                                                                       21,893,764
                                                                   --------------
TOYS, GAMES & HOBBIES (1.2%)
Hasbro, Inc.                                             277,732        8,290,300
Mattel, Inc.                                             335,418        7,006,882
                                                                   --------------
                                                                       15,297,182
                                                                   --------------
Total Common Stocks
 (Cost $713,611,238)                                                  786,148,127(k)
                                                                   --------------

CONVERTIBLE PREFERRED STOCK (0.0%)++
---------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)++
Neon Communications Group, Inc.
 6.00% (a)(b)(d)                                           1,182            5,479
                                                                   --------------
Total Convertible Preferred Stock
 (Cost $3,240)                                                              5,479
                                                                   --------------

SHORT-TERM INVESTMENTS (5.8%)
---------------------------------------------------------------------------------
INVESTMENT COMPANY (5.7%)
State Street Navigator Securities Lending Prime
 Portfolio (i)                                        74,163,384       74,163,384
                                                                   --------------
Total Investment Company
 (Cost $74,163,384)                                                    74,163,384
                                                                   --------------
                                                       PRINCIPAL
                                                          AMOUNT            VALUE
U.S. GOVERNMENT (0.1%)
United States Treasury Bills
 3.85%, due 1/10/08                                 $    500,000   $      496,293
 3.865%, due 1/24/08 (j)                               1,100,000        1,090,213
                                                                   --------------
Total U.S. Government
 (Cost $1,586,247)                                                      1,586,506
                                                                   --------------
Total Short-Term Investments
 (Cost $75,749,631)                                                    75,749,890
                                                                   --------------
Total Investments
 (Cost $1,298,548,504)                                     105.3%   1,367,066,073(m)
Liabilities in Excess of
 Cash and Other Assets                                      (5.3)     (69,106,697)
                                                    ------------   --------------
Net Assets                                                 100.0%  $1,297,959,376
                                                    ============   ==============

                                              CONTRACTS       UNREALIZED
                                                   LONG    APPRECIATION (L)
FUTURES CONTRACTS (0.0%) ++
-----------------------------------------------------------------------------
Standard & Poor's 500 Index
 Mini December 2007                                  20   $            25,146
                                                          -------------------
Total Futures Contracts
 (Settlement Value $1,554,900) (k)                        $            25,146
                                                          ===================

++    Less than one-tenth of a percent.
+++   All of the Fund's liquid assets are maintained to cover
      "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to
      ensure proper coverage for these transactions.
(a)   Non-income producing security.
(b)   Illiquid security. The total market value of these
      securities at October 31, 2007 is $5,498, which represents
      0.0% of the Fund's net assets.
(c)   Issue in default.
(d)   Fair valued security. The total market value of these
      securities at October 31, 2007 is $5,498, which reflects
      0.0% of the Fund's net assets.
(e)   Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is
      $70,363,945; cash collateral of $74,163,384 (included in
      liabilities) was received with which the Fund purchased
      highly liquid short-term investments.
(f)   Floating rate. Rate shown is the rate in effect at October
      31, 2007.
(g)   Yankee Bond--dollar-denominated bond issued in the United
      States by a foreign bank or corporation.
(h)   Restricted security.
(i)   Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)   Represents a security, or a portion thereof, which is
      segregated or designated as collateral for futures
      contracts.

 18 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

(k) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 60.7% of net assets.
(l) Represents the difference between the value of the contracts at the time they were opened and the value at October 31, 2007.
(m) At October 31, 2007, cost is $1,299,395,135 for federal income tax purposes and net unrealized appreciation is as follows:

 Gross unrealized appreciation              $ 92,687,507
 Gross unrealized depreciation               (25,016,569)
                                            ------------
 Net unrealized appreciation                $ 67,670,938
                                            ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   19

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2007

ASSETS:
Investment in securities, at value
  (identified cost $1,298,548,504) including
  $70,363,945 market value of securities
  loaned                                      $1,367,066,073
Cash                                                  15,899
Receivables:
  Dividends and interest                           9,181,740
  Fund shares sold                                   865,707
  Variation margin on futures contracts               24,990
Other assets                                          40,455
                                              --------------
    Total assets                               1,377,194,864
                                              --------------
LIABILITIES:
Securities lending collateral                     74,163,384
Payables:
  Fund shares redeemed                             3,004,300
  Manager (See Note 3)                               838,906
  Transfer agent (See Note 3)                        484,948
  NYLIFE Distributors (See Note 3)                   396,577
  Shareholder communication                          230,578
  Professional fees                                   71,422
  Custodian                                           18,613
  Trustees                                            11,067
Accrued expenses                                      15,693
                                              --------------
    Total liabilities                             79,235,488
                                              --------------
Net assets                                    $1,297,959,376
                                              ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share)
  1 billion shares authorized                 $      456,755
Additional paid-in capital                     1,150,790,063
                                              --------------
                                               1,151,246,818
Accumulated undistributed net investment
  income                                           1,187,421
Accumulated net realized gain on investments
  and futures transactions                        76,982,422
Net unrealized appreciation on investments
  and futures contracts                           68,542,715
                                              --------------
Net assets                                    $1,297,959,376
                                              ==============
CLASS A
Net assets applicable to outstanding shares   $  405,911,603
                                              ==============
Shares of capital stock outstanding               14,281,805
                                              ==============
Net asset value per share outstanding         $        28.42
Maximum sales charge (5.50% of offering
  price)                                                1.65
                                              --------------
Maximum offering price per share outstanding  $        30.07
                                              ==============
CLASS B
Net assets applicable to outstanding shares   $  145,918,908
                                              ==============
Shares of capital stock outstanding                5,148,617
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.34
                                              ==============
CLASS C
Net assets applicable to outstanding shares   $  161,162,621
                                              ==============
Shares of capital stock outstanding                5,688,402
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.33
                                              ==============
CLASS I
Net assets applicable to outstanding shares   $  410,355,203
                                              ==============
Shares of capital stock outstanding               14,414,413
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.47
                                              ==============
CLASS R1
Net assets applicable to outstanding shares   $   69,473,953
                                              ==============
Shares of capital stock outstanding                2,442,579
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.44
                                              ==============
CLASS R2
Net assets applicable to outstanding shares   $  105,100,306
                                              ==============
Shares of capital stock outstanding                3,698,363
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.42
                                              ==============
CLASS R3
Net assets applicable to outstanding shares   $       36,782
                                              ==============
Shares of capital stock outstanding                    1,295
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        28.41*
                                              ==============

* Difference in the NAV recalculation and NAV stated is caused by rounding differences.

 20 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2007

INVESTMENT INCOME:
INCOME:
  Interest                                      $ 26,087,198
  Dividends                                       15,234,765
  Income from securities loaned--net                 110,465
                                                ------------
    Total income                                  41,432,428
                                                ------------
EXPENSES:
  Manager (See Note 3)                            10,115,287
  Transfer agent--Classes A, B and C (See Note
    3)                                             1,745,225
  Transfer agent--Classes I, R1, R2 and R3
    (See Note 3)                                     950,636
  Distribution--Class B (See Note 3)               1,171,069
  Distribution--Class C (See Note 3)               1,302,833
  Distribution--Class R3 (See Note 3)                     42
  Distribution/Service--Class A (See Note 3)       1,074,526
  Service--Class B (See Note 3)                      390,355
  Service--Class C (See Note 3)                      434,277
  Distribution/Service--Class R2 (See Note 3)        277,999
  Distribution/Service--Class R3 (See Note 3)             42
  Shareholder communication                          284,746
  Shareholder service--Class R1 (See Note 3)         109,453
  Shareholder service--Class R2 (See Note 3)         111,200
  Shareholder service--Class R3 (See Note 3)              17
  Professional fees                                  205,333
  Registration                                       154,663
  Trustees                                            61,576
  Custodian                                           60,230
  Miscellaneous                                       92,597
                                                ------------
    Total expenses before waiver                  18,542,106
  Expense waiver from Manager (See Note 3)          (274,906)
                                                ------------
    Net expenses                                  18,267,200
                                                ------------
Net investment income                             23,165,228
                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
  Security transactions                           78,050,305
  Futures transactions                               268,742
                                                ------------
Net realized gain on investments and futures
  transactions                                    78,319,047
                                                ------------
Net change in unrealized appreciation on:
  Security transactions                          (17,203,624)
  Futures contracts                                   25,146
                                                ------------
Net change in unrealized appreciation on
  investments and futures contracts              (17,178,478)
                                                ------------
Net realized and unrealized gain on
  investments and futures transactions            61,140,569
                                                ------------
Net increase in net assets resulting from
  operations                                    $ 84,305,797
                                                ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   21

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 2007 AND OCTOBER 31, 2006

                                             2007             2006
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income             $   23,165,228   $   19,638,196
 Net realized gain on investments
  and futures transactions             78,319,047       34,390,286
 Net change in unrealized
  appreciation on investments and
  futures contracts                   (17,178,478)      64,933,429
                                   -------------------------------
 Net increase in net assets
  resulting from operations            84,305,797      118,961,911
                                   -------------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                             (7,647,310)      (5,714,660)
   Class B                             (1,634,527)      (1,306,124)
   Class C                             (1,807,832)      (1,232,741)
   Class I                             (8,567,992)      (6,313,349)
   Class R1                            (2,177,517)      (1,838,678)
   Class R2                            (2,017,792)      (1,449,904)
   Class R3                                  (250)             (72)
                                   -------------------------------
                                      (23,853,220)     (17,855,528)
                                   -------------------------------
 From net realized gain on investments:
   Class A                            (10,882,648)     (14,375,637)
   Class B                             (4,100,776)      (9,718,702)
   Class C                             (4,451,148)      (6,839,672)
   Class I                             (9,741,269)     (12,867,732)
   Class R1                            (2,831,505)      (3,523,938)
   Class R2                            (2,863,815)      (3,370,621)
   Class R3                                  (270)              --
                                   -------------------------------
                                      (34,871,431)     (50,696,302)
                                   -------------------------------
 Total dividends and
  distributions to shareholders       (58,724,651)     (68,551,830)
                                   -------------------------------

Capital share transactions:
 Net proceeds from sale of shares     329,366,505      508,553,545
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends and distributions       54,105,110       62,211,470
 Cost of shares redeemed             (452,830,566)    (352,249,569)
 Net asset value of shares converted (See Note
  1):
   Class A                             11,105,573       56,462,591
   Class B                            (11,105,573)     (56,462,591)
                                   -------------------------------
   Increase (decrease) in net
    assets derived from capital
    share transactions                (69,358,951)     218,515,446
                                   -------------------------------
   Net increase (decrease) in net
    assets                            (43,777,805)     268,925,527

NET ASSETS:
Beginning of year                   1,341,737,181    1,072,811,654
                                   -------------------------------
End of year                        $1,297,959,376   $1,341,737,181
                                   ===============================
Accumulated undistributed net
 investment income at end of year  $    1,187,421   $    2,268,530
                                   ===============================

 22 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     23

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                              CLASS A
                                                       -----------------------------------------------------
                                                                                                 JANUARY 2,
                                                                                                    2004*
                                                                                                   THROUGH
                                                              YEAR ENDED OCTOBER 31,             OCTOBER 31,
                                                         2007          2006          2005           2004
Net asset value at beginning of period                 $  27.92      $  26.90      $  25.41       $  24.45
                                                       --------      --------      --------      -----------
Net investment income                                      0.49 (a)      0.44          0.35           0.19
Net realized and unrealized gain on investments            1.25          2.23          1.91           0.96
                                                       --------      --------      --------      -----------
Total from investment operations                           1.74          2.67          2.26           1.15
                                                       --------      --------      --------      -----------
Less dividends and distributions:
  From net investment income                              (0.51)        (0.40)        (0.31)         (0.19)
  From net realized gain on investments                   (0.73)        (1.25)        (0.46)            --
                                                       --------      --------      --------      -----------
Total dividends and distributions                         (1.24)        (1.65)        (0.77)         (0.19)
                                                       --------      --------      --------      -----------
Net asset value at end of period                       $  28.42      $  27.92      $  26.90       $  25.41
                                                       ========      ========      ========      ===========
Total investment return (b)                                6.34%        10.35%         8.96%          4.70%(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment income                                    1.74%         1.63%         1.32%          0.99%+
  Net expenses                                             1.28%         1.32%         1.32%          1.34%+#
  Expenses (before waiver)                                 1.28%         1.32%         1.32%          1.34%+#
Portfolio turnover rate                                      68%           55%           93%            42%
Net assets at end of period (in 000's)                 $405,912      $420,694      $307,538       $108,204

                                                                                   CLASS I
                                                       ----------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                         2007          2006          2005          2004          2003
Net asset value at beginning of period                 $  27.96      $  26.94      $  25.43      $  24.07      $  20.41
                                                       --------      --------      --------      --------      --------
Net investment income                                      0.60 (a)      0.53          0.45          0.34          0.38 (a)
Net realized and unrealized gain on investments            1.25          2.27          1.94          1.68          3.67
                                                       --------      --------      --------      --------      --------
Total from investment operations                           1.85          2.80          2.39          2.02          4.05
                                                       --------      --------      --------      --------      --------
Less dividends and distributions:
  From net investment income                              (0.61)        (0.53)        (0.42)        (0.34)        (0.39)
  From net realized gain on investments                   (0.73)        (1.25)        (0.46)        (0.32)           --
                                                       --------      --------      --------      --------      --------
Total dividends and distributions                         (1.34)        (1.78)        (0.88)        (0.66)        (0.39)
                                                       --------      --------      --------      --------      --------
Net asset value at end of period                       $  28.47      $  27.96      $  26.94      $  25.43      $  24.07
                                                       ========      ========      ========      ========      ========
Total investment return (b)                                6.77%        10.84%         9.46%         8.45%        20.13%
Ratios (to average net assets)/Supplemental Data:
  Net investment income                                    2.10%         2.11%         1.77%         1.42%         1.78%
  Net expenses                                             0.91%         0.85%         0.86%         0.91%#        0.99%#
  Expenses (before waiver)                                 0.95%         0.85%         0.86%         0.91%#        1.03%#
Portfolio turnover rate                                      68%           55%           93%           42%           51%
Net assets at end of period (in 000's)                 $410,355      $376,763      $269,652      $180,262      $147,519

*    Commencement of operations.
+    Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.02% and 0.05% of average net assets for the years or periods ended October 31, 2004 and October 31, 2003, respectively.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges. Classes I, Class R1, Class R2 and
     Class R3 are not subject to sales charges.
(c)  Total return is not annualized.

 24 MainStay Balanced Fund          The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                         CLASS B                                                              CLASS C
----------------------------------------------------------      -------------------------------------------------------------------
                                               JANUARY 2,                                                              DECEMBER 30,
                                                  2004*                                                                   2002*
                                               OCTOBER 31,                                                               THROUGH
         YEAR ENDED OCTOBER 31,                  THROUGH                     YEAR ENDED OCTOBER 31,                    OCTOBER 31,
       2007          2006          2005           2004            2007          2006          2005         2004            2003
     $  27.84      $  26.84      $  25.37        $24.46         $  27.83      $  26.83      $  25.37      $ 24.08         $20.27
     --------      --------      --------      -----------      --------      --------      --------      -------      ------------
         0.28 (a)      0.23          0.18          0.08             0.28 (a)      0.24          0.17         0.13           0.15 (a)
         1.24          2.22          1.89          0.93             1.24          2.21          1.89         1.62           3.76
     --------      --------      --------      -----------      --------      --------      --------      -------      ------------
         1.52          2.45          2.07          1.01             1.52          2.45          2.06         1.75           3.91
     --------      --------      --------      -----------      --------      --------      --------      -------      ------------
        (0.29)        (0.20)        (0.14)        (0.10)           (0.29)        (0.20)        (0.14)       (0.14)         (0.10)
        (0.73)        (1.25)        (0.46)           --            (0.73)        (1.25)        (0.46)       (0.32)            --
     --------      --------      --------      -----------      --------      --------      --------      -------      ------------
        (1.02)        (1.45)        (0.60)        (0.10)           (1.02)        (1.45)        (0.60)       (0.46)         (0.10)
     --------      --------      --------      -----------      --------      --------      --------      -------      ------------
     $  28.34      $  27.84      $  26.84        $25.37         $  28.33      $  27.83      $  26.83      $ 25.37         $24.08
     ========      ========      ========      ===========      ========      ========      ========      =======      ============
         5.56%         9.49%         8.19%         4.13%(c)         5.56%         9.49%         8.15%        7.30%         19.32%(c)
         0.99%         0.94%         0.57%         0.24%+           0.99%         0.89%         0.57%        0.24%          0.78%+
         2.03%         2.07%         2.07%         2.09%+#          2.03%         2.07%         2.07%        2.09%#         1.98%+#
         2.03%         2.07%         2.07%         2.09%+#          2.03%         2.07%         2.07%        2.09%#         2.03%+#
           68%           55%           93%           42%              68%           55%           93%          42%            51%
     $145,919      $156,284      $206,074        $62,931        $161,163      $169,609      $141,279      $29,301         $  372

                        CLASS R1                                                    CLASS R2
--------------------------------------------------------      ----------------------------------------------------
                                             JANUARY 2,                                                JANUARY 2,
                                                2004*                                                     2004*
                                               THROUGH                                                   THROUGH
        YEAR ENDED OCTOBER 31,               OCTOBER 31,            YEAR ENDED OCTOBER 31,             OCTOBER 31,
      2007          2006         2005           2004            2007          2006         2005           2004
     $ 27.94      $  26.93      $ 25.43        $24.45         $  27.91      $  26.90      $ 25.41        $ 24.45
     -------      --------      -------      -----------      --------      --------      -------      -----------
        0.57 (a)      0.53         0.43          0.23             0.50 (a)      0.46         0.39           0.18
        1.25          2.23         1.93          0.98             1.25          2.23         1.90           0.97
     -------      --------      -------      -----------      --------      --------      -------      -----------
        1.82          2.76         2.36          1.21             1.75          2.69         2.29           1.15
     -------      --------      -------      -----------      --------      --------      -------      -----------
       (0.59)        (0.50)       (0.40)        (0.23)           (0.51)        (0.43)       (0.34)         (0.19)
       (0.73)        (1.25)       (0.46)           --            (0.73)        (1.25)       (0.46)            --
     -------      --------      -------      -----------      --------      --------      -------      -----------
       (1.32)        (1.75)       (0.86)        (0.23)           (1.24)        (1.68)       (0.80)         (0.19)
     -------      --------      -------      -----------      --------      --------      -------      -----------
     $ 28.44      $  27.94      $ 26.93        $25.43         $  28.42      $  27.91      $ 26.90        $ 25.41
     =======      ========      =======      ===========      ========      ========      =======      ===========
        6.64%        10.70%        9.33%         4.96%(c)         6.40%        10.44%        9.05%          4.71%(c)
        2.02%         1.99%        1.68%         1.32%+           1.76%         1.75%        1.43%          1.07%+
        1.01%         0.95%        0.96%         1.01%+#          1.26%         1.20%        1.21%          1.26%+#
        1.05%         0.95%        0.96%         1.01%+#          1.30%         1.20%        1.21%          1.26%+#
          68%           55%          93%           42%              68%           55%          93%            42%
     $69,474      $108,739      $77,397        $30,394        $105,100      $109,637      $70,872        $19,324

               CLASS R3
---  ----------------------------
                       APRIL 28,
        YEAR             2006*
        ENDED           THROUGH
     OCTOBER 31,      OCTOBER 31,
        2007             2006
       $27.91           $27.25
     -----------      -----------
         0.41 (a)         0.20
         1.26             0.66
     -----------      -----------
         1.67             0.86
     -----------      -----------
        (0.44)           (0.20)
        (0.73)              --
     -----------      -----------
        (1.17)           (0.20)
     -----------      -----------
       $28.41           $27.91
     ===========      ===========
         6.10%            3.18%(c)
         1.46%            1.36%+
         1.52%            1.48%+
         1.56%            1.48%+
           68%              55%
       $   37           $   10

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com   25

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Balanced Fund (the "Fund"), a diversified fund.

The Fund currently offers seven classes of shares. Class I shares commenced on May 1, 1989. Class C shares commenced on December 30, 2002. Class A shares, Class B shares, Class R1 shares and Class R2 shares commenced on January 2, 2004. Class R3 shares commenced on April 28, 2006. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are not subject to a sales charge. As approved by the Board of Trustees in 1997, Class B shares convert to Class A shares eight years after the date they were purchased. The seven classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A, Class R2 and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1, Class R2 and Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares, a shareholder service fee.

The Fund's investment objective is to seek high total return.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Manager, as defined in Note 3, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not a current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At October 31, 2007, the Fund held securities with a value of $5,498, that were valued in such a manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of

 26 MainStay Balanced Fund
the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, quarterly. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than short-term securities, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 28) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objective.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

(I) RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund may not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses and it

                                                      www.mainstayfunds.com   27
may be difficult to obtain a prompt sale at an acceptable price. (See Note 5 on page 30.)

(J) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. NYLIM provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. NYLIM also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The Fund is advised by NYLIM directly, without a subadvisor.

The Fund is contractually obligated to pay NYLIM a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.75% on assets up to $1 billion and 0.70% on assets in excess of $1 billion.

Effective March 1, 2007, NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.40%; Class B, 2.15%; Class C, 2.15%; Class I, 0.94%; Class R1, 1.04%; Class R2, 1.29%; and Class R3, 1.54%. This expense limitation may be modified or terminated only with the approval of the Board of Trustees. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

For the year ended October 31, 2007, NYLIM earned fees from the Fund in the amount of $10,115,287 and waived its fees in the amount of $274,906.

As of October 31, 2007, the amounts of waived fees that are subject to possible recoupment by NYLIM, and the related expiration dates are as follows:

          OCTOBER 31,
             2010                          TOTAL
 $274,906                                           $274,906
 -----------------------------------------------------------

Prior to March 1, 2007, NYLIM had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 0.94% of the Fund's average daily net assets for its Class I shares. NYLIM also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.

State Street Bank & Trust Company ("SSBT"), One Lincoln Street, Boston, Massachusetts, 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, SSBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Class A, Class B, Class C, Class R2 and Class R3 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class R2 shares, which is an expense of the Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor

 28 MainStay Balanced Fund
receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I and Class R1 shares are not subject to a distribution or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $171,530 for the year ended October 31, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $23,098, $270,336 and $29,328, respectively, for the year ended October 31, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the year ended October 31, 2007, amounted to $2,695,861.
(E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(F) CAPITAL. At October 31, 2007, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Class A                                 $ 1,605        0.0*%
----------------------------------------------------------
Class B                                   1,299        0.0*
----------------------------------------------------------
Class C                                   1,747        0.0*
----------------------------------------------------------
Class R1                                  1,346        0.0*
----------------------------------------------------------
Class R2                                  1,335        0.0*
----------------------------------------------------------
Class R3                                 10,947       29.8
----------------------------------------------------------

* Less than one-tenth of a percent.

(G) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the year ended October 31, 2007, these fees, which are included in professional fees shown on the Statement of Operations, were $66,737.

NOTE 4--FEDERAL INCOME TAX:

As of October 31, 2007, the components of accumulated gain/loss on a tax basis were as follows:

               ACCUMULATED       OTHER        UNREALIZED        TOTAL
  ORDINARY     CAPITAL GAIN    TEMPORARY     APPRECIATION    ACCUMULATED
   INCOME         (LOSS)      DIFFERENCES   (DEPRECIATION)    GAIN(LOSS)
 $15,409,891.. $63,631,729        $--        $ 67,670,938    $146,712,558
 ------------------------------------------------------------------------

The difference between book-basis and tax basis unrealized appreciation is primarily due to wash sale deferrals.

The following table discloses the current year reclassifications between accumulated undistributed net investment income and accumulated net realized gain on investments, arising from permanent differences; net assets at October 31, 2007 are not affected.

                        ACCUMULATED
    ACCUMULATED      UNDISTRIBUTED NET
 UNDISTRIBUTED NET       REALIZED           ADDITIONAL
    INVESTMENT         GAIN(LOSS) ON          PAID-IN
   INCOME(LOSS)         INVESTMENTS           CAPITAL
     $(393,117)        $     393,117           $ --
 ---------------------------------------------------------

The reclassifications for the Fund are primarily due to paydown gain (loss), return of capital, reclassifications of distributions and real estate investment trust gain (loss).

                                                      www.mainstayfunds.com   29

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                        2007           2006
Distributions paid from:
  Ordinary Income               $29,801,713    $35,229,375
  Long-Term Capital Gains        28,922,938     33,322,455
                                ---------------------------
                                $58,724,651    $68,551,830
                                ===========================

NOTE 5--RESTRICTED SECURITIES:

As of October 31, 2007, the Fund held restricted securities as follows:

                        DATE(S) OF                       10/31/07   PERCENTAGE OF
SECURITY               ACQUISITION    SHARES      COST      VALUE      NET ASSETS
At Home Corp.
 Convertible Bond          7/25/01   177,810   $13,325   $     18            0.0%(a)
Northern Atlantic
 Trading Co., Inc.
 Common Stock              4/21/04       130         1          1             0.0(a)
                                               ----------------------------------
                                               $13,326   $     19            0.0%(a)
---------------------------------------------------------------------------------

(a) Less than one-tenth of one percent.

NOTE 6--CUSTODIAN:
SSBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds pay a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the year ended October 31, 2007.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the year ended October 31, 2007, purchases and sales of U.S. Government securities were $0 and $439, respectively. Purchases and sales of securities, other than U.S. Government securities and short-term securities, were $919,047 and $1,008,884, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

CLASS A                                   SHARES        AMOUNT

Year ended October 31, 2007:

Shares sold                                2,610      $   73,813
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              589          16,514
Shares redeemed                           (4,381)       (123,675)
                                          ----------------------
Net decrease in shares outstanding
  before conversion                       (1,182)        (33,348)
Shares converted from Class B (See Note
  1)                                         394          11,106
                                          ----------------------
Net decrease                                (788)     $  (22,242)
                                          ======================

Year ended October 31, 2006:

Shares sold                                5,322      $  143,120
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              656          17,368
Shares redeemed                           (4,480)       (120,943)
                                          ----------------------
Net increase in shares outstanding
  before conversion                        1,498          39,545
Shares converted from Class B (See Note
  1)                                       2,141          56,463
                                          ----------------------
Net increase                               3,639      $   96,008
                                          ======================

CLASS B                                   SHARES      AMOUNT

Year ended October 31, 2007:

Shares sold                                  751      $20,389
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              181       5,061
Shares redeemed                           (1,002)     (27,452)
                                          ------------------
Net decrease in shares outstanding
  before conversion                          (70)     (2,002)
Shares reacquired upon conversion into
  Class A (See Note 1)                      (395)     (11,106)
                                          ------------------
Net decrease                                (465)     $(13,108)
                                          ==================

Year ended October 31, 2006:

Shares sold                                1,291      $34,696
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              382      10,056
Shares redeemed                           (1,592)     (42,678)
                                          ------------------
Net increase (decrease) in shares
  outstanding before conversion               81       2,074
Shares reacquired upon conversion into
  Class A (See Note 1)                    (2,145)     (56,463)
                                          ------------------
Net decrease                              (2,064)     $(54,389)
                                          ==================

 30 MainStay Balanced Fund

CLASS C                                   SHARES      AMOUNT
Year ended October 31, 2007:

Shares sold                                1,065      $30,048
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              162       4,510
Shares redeemed                           (1,633)     (45,863)
                                          ------------------
Net decrease                                (406)     $(11,305)
                                          ==================

Year ended October 31, 2006:

Shares sold                                2,098      $56,355
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              217       5,698
Shares redeemed                           (1,487)     (39,999)
                                          ------------------
Net increase                                 828      $22,054
                                          ==================

CLASS I                                   SHARES       AMOUNT
Year ended October 31, 2007:

Shares sold                               4,300       $ 120,632
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                             646          18,130
Shares redeemed                           (4,007)      (113,096)
                                          ---------------------
Net increase                                939       $  25,666
                                          =====================

Year ended October 31, 2006:

Shares sold                               6,380       $ 172,050
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                             713          18,921
Shares redeemed                           (3,627)       (98,124)
                                          ---------------------
Net increase                              3,466       $  92,847
                                          =====================

CLASS R1                                  SHARES      AMOUNT
Year ended October 31, 2007:

Shares sold                                1,683      $47,287
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              179       5,009
Shares redeemed                           (3,310)     (94,001)
                                          ------------------
Net decrease                              (1,448)     $(41,705)
                                          ==================

Year ended October 31, 2006:

Shares sold                                1,445      $38,769
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              202       5,363
Shares redeemed                             (630)     (17,016)
                                          ------------------
Net increase                               1,017      $27,116
                                          ==================

CLASS R2                                  SHARES      AMOUNT

Year ended October 31, 2007:

Shares sold                                1,319      $37,172
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              174       4,881
Shares redeemed                           (1,723)     (48,744)
                                          ------------------
Net decrease                                (230)     $(6,691)
                                          ==================

Year ended October 31, 2006:

Shares sold                                2,354      $63,554
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              182       4,805
Shares redeemed                           (1,242)     (33,490)
                                          ------------------
Net increase                               1,294      $34,869
                                          ==================

CLASS R3                                  SHARES      AMOUNT

Year ended October 31, 2007:

Shares sold                                    1      $   26
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                               --(a)       --(a)
Shares redeemed                              (--)(a)     (--)(a)
                                          ------------------
Net increase                                   1      $   26
                                          ==================

Year ended October 31, 2006:

Shares sold                                   --(a)   $   10
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                               --(a)       --(a)
                                          ------------------
Net increase                                  --(a)   $   10
                                          ==================

(a) Less than one thousand.

NOTE 10--NEW ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes," an interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation becomes effective for the Fund's 2008 fiscal year, and is to be applied to all open tax years as of the date of effectiveness. Based on Management's analysis, the determination has been made that the adoption of the interpretation on November 1, 2007, did not have an impact on the Fund's financial statements upon adoption. Management continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors, including, but not limited

                                                      www.mainstayfunds.com   31
to, ongoing analyses of tax laws, regulations and interpretations, thereof.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the Fund's financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 32 MainStay Balanced Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Eclipse Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Balanced Fund ("the Fund"), one of the funds constituting Eclipse Funds as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Balanced Fund of Eclipse Funds as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 20, 2007

                                                      www.mainstayfunds.com   33

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund is required by the Internal Revenue Code to advise shareholders within 60 days of the Fund's fiscal year end (October 31, 2007) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of $28,922,938.

The dividends paid by the Fund during the fiscal year ended October 31, 2007, should be multiplied by 31.7% to arrive at the amount eligible for qualified dividend income 66.1% for qualified interest income and 35.4% for the corporate dividends received deduction.

In January 2008, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 the federal tax status of the distributions received by shareholders in calendar year 2007. The amounts that will be reported on such 1099-DIV will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2007.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Funds' website at www.mainstayfunds.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 1-800-MAINSTAY (1-800-624-6782); visiting the Funds' website at www.mainstayfunds.com; or on the SEC's website at www.sec.gov.
SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE
Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov and may be available by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of Eclipse Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley

  - Alan R. Latshaw

  - Peter Meenan

  - Richard H. Nolan, Jr.

  - Richard S. Trutanic

  - Roman L. Weil

  - John A. Weisser

  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

                     VOTES           VOTES
BALANCED FUND         FOR          WITHHELD     ABSTENTIONS       TOTAL
Susan B.
 Kerley          35,848,337.083   72,796.135    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Alan R.
 Latshaw         35,847,093.807   74,039.411    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Peter Meenan     35,849,409.437   71,723.781    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      35,847,555.736   73,577.482    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Richard S.
 Trutanic        35,845,646.120   75,487.098    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Roman L. Weil    35,847,476.090   73,657.128    48,485.000    35,969,618.218
----------------------------------------------------------------------------
John A.
 Weisser         35,848,166.366   72,966.852    48,485.000    35,969,618.218
----------------------------------------------------------------------------
Brian A.
 Murdock         35,846,772.847   74,360.371    48,485.000    35,969,618.218
----------------------------------------------------------------------------

This resulted in approval of the proposal.

 34 MainStay Balanced Fund

TRUSTEES AND OFFICERS

The Trustees oversee the Fund and the Manager. Pursuant to notice, a Special Meeting of Shareholders of the Trust was held on May 4, 2007, at NYLIM's offices in Parsippany, New Jersey. The Trustees listed below were elected to serve the Trust effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                      NUMBER OF FUNDS
                          POSITION(S) HELD                                     IN FUND COMPLEX
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        -----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

        BRIAN A. MURDOCK  Indefinite;         Member of the Board of Managers        73         Director, Eclipse Funds Inc.
        3/14/56           Trustee since June  and President (since 2004) and                    since June 2007 (22 funds);
                          2007 and Chief      Chief Executive Officer (since                    Director, MainStay VP Series
                          Executive Officer   2006), New York Life Investment                   Fund, Inc., since 2006 (24
                          since 2006          Management LLC and New York                       portfolios); Director, ICAP
                                              Life Investment Management                        Funds, Inc., since 2006 (3
                                              Holdings LLC; Senior Vice                         funds); Trustee, The MainStay
                                              President, New York Life                          Funds since 2006 (21 funds)
                                              Insurance Company (since 2004);
                                              Chairman of the Board and
                                              President, NYLIFE Distributors
                                              LLC (since 2004); Member of the
                                              Board of Managers, NYLCAP
                                              Manager LLC and Madison Capital
                                              Funding LLC (since 2004),
                                              MacKay Shields LLC and
                                              Institutional Capital LLC
                                              (since 2006), and McMorgan &
                                              Company LLC (since 2007); Chief
                                              Executive Officer, Eclipse
                                              Funds Inc. (since 2006);
                                              Chairman (2006 to 2007) and
                                              Trustee and Chief Executive
                                              Officer (since 2006), The
                                              MainStay Funds; Chairman (2006
                                              to 2007) and Director and Chief
                                              Executive Officer (since 2006),
                                              MainStay VP Series Fund, Inc.;
                                              Director and Chief Executive
                                              Officer, ICAP Funds, Inc.
                                              (since 2006); Chief Investment
                                              Officer, MLIM Europe and Asia
                                              (2001 to 2003); President of
                                              Merrill Japan and Chairman of
                                              MLIM's Pacific Region (1999 to
                                              2001)
        -----------------------------------------------------------------------------------------------------------------------

* This Trustee considered to be an "interested person" of the Trust within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

                                                    www.mainstayfunds.com     35

                          TERM OF OFFICE,                                      NUMBER OF FUNDS
                          POSITION(S) HELD                                     IN FUND COMPLEX
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        -----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;         Partner, Strategic Management          73         Chairman since 2005 and
        8/12/51           Chairman since      Advisors LLC (since 1990)                         Director since 1990, Eclipse
                          2005 and Trustee                                                      Funds Inc. (22 funds); Chairman
                          since 2000                                                            and Director, ICAP Funds, Inc.,
                                                                                                since 2006 (3 funds); Chairman
                                                                                                and Trustee, The MainStay
                                                                                                Funds, since June 2007 (21
                                                                                                funds); Chairman and Director,
                                                                                                MainStay VP Series Fund, Inc.,
                                                                                                since June 2007 (24
                                                                                                portfolios); Trustee, Legg
                                                                                                Mason Partners Funds, Inc.,
                                                                                                since 1991 (30 portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;         Retired; Partner, Ernst & Young        73         Director, Eclipse Funds Inc.
        3/27/51           Trustee and Audit   LLP (2002 to 2003); Partner,                      since June 2007 (22 funds);
                          Committee           Arthur Andersen LLP (1989 to                      Director, ICAP Funds, Inc.,
                          Financial Expert    2002); Consultant to the Audit                    since June 2007 (3 funds);
                          since June 2007     and Compliance Committee of The                   Trustee, The MainStay Funds
                                              MainStay Funds (2004 to 2006)                     since 2006 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since June 2007 (24
                                                                                                portfolios); Trustee, State
                                                                                                Farm Associates Funds Trusts
                                                                                                since 2005 (3 portfolios);
                                                                                                Trustee, State Farm Mutual Fund
                                                                                                Trust since 2005 (15
                                                                                                portfolios); Trustee, State
                                                                                                Farm Variable Product Trust
                                                                                                since 2005 (9 portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;         Independent Consultant;                73         Director, Eclipse Funds Inc.
        12/5/41           Trustee since 2002  President and Chief Executive                     since 2002 (22 funds);
                                              Officer, Babson-United, Inc.                      Director, ICAP Funds, Inc.,
                                              (financial services firm) (2000                   since June 2007 (3 funds);
                                              to 2004); Independent                             Trustee, The MainStay Funds
                                              Consultant (1999 to 2000); Head                   since June 2007 (21 funds);
                                              of Global Funds, Citicorp (1995                   Director, MainStay VP Series
                                              to 1999)                                          Fund, Inc., since June 2007 (24
                                                                                                portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;         Managing Director, ICC Capital         73         Director, Eclipse Funds Inc.
        NOLAN, JR.        Trustee since June  Management; President--Shields/                   since June 2007 (22 funds);
        11/16/46          2007                Alliance, Alliance Capital                        Director, ICAP Funds, Inc.,
                                              Management (1994 to 2004)                         since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 2006 (24
                                                                                                portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;         Chairman (since 1990) and Chief        73         Director, Eclipse Funds Inc.
        TRUTANIC          Trustee since June  Executive Officer (1990 to                        since June 2007 (22 funds);
        2/13/52           2007                1999), Somerset Group                             Director, ICAP Funds, Inc.,
                                              (financial advisory firm);                        since June 2007 (3 funds);
                                              Managing Director and Advisor,                    Trustee, The MainStay Funds
                                              The Carlyle Group (private                        since 1994 (21 funds);
                                              investment firm) (2002 to                         Director, MainStay VP Series
                                              2004); Senior Managing Director                   Fund, Inc., since June 2007 (24
                                              and Partner, Groupe Arnault                       portfolios)
                                              S.A. (private investment firm)
                                              (1999
                                              to 2002)
        -----------------------------------------------------------------------------------------------------------------------

 36   MainStay Balanced Fund

                          TERM OF OFFICE,                                      NUMBER OF FUNDS
                          POSITION(S) HELD                                     IN FUND COMPLEX
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        -----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;         V. Duane Rath Professor of             73         Director, Eclipse Funds Inc.
        5/22/40           Trustee and Audit   Accounting, Graduate School of                    since June 2007 (22 funds);
                          Committee           Business, University of                           Director, ICAP Funds, Inc.,
                          Financial Expert    Chicago; President, Roman L.                      since June 2007 (3 funds);
                          since June 2007     Weil Associates, Inc.                             Trustee, The MainStay Funds
                                              (consulting firm)                                 since June 2007 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1994 (24
                                                                                                portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;         Retired. Managing Director of          73         Director, Eclipse Funds Inc.
        10/22/41          Trustee since June  Salomon Brothers, Inc. (1971 to                   since June 2007 (22 funds);
                          2007                1995)                                             Director, ICAP Funds, Inc.,
                                                                                                since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1997 (24
                                                                                                portfolios); Trustee, Direxion
                                                                                                Funds (69 funds) and Direxion
                                                                                                Insurance Trust (45 funds)
                                                                                                since March 2007
        -----------------------------------------------------------------------------------------------------------------------

Lawrence Glacken and Robert P. Mulhearn resigned as Trustees of the Trust effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Trust effective June 7, 2007:

                          POSITION(S) HELD
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS
        --------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Chief Legal         Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Officer since 2004  York Life Investment Management LLC (including predecessor
        10/19/46                              advisory organizations) (since 2000); Secretary (since 2001)
                                              and General Counsel (since 2004), New York Life Investment
                                              Management Holdings LLC; Senior Vice President, New York
                                              Life Insurance Company (since 2000); Vice President and
                                              Secretary, McMorgan & Company LLC (since 2001); Secretary,
                                              NYLIM Service Company LLC (since 2005), NYLCAP Manager LLC
                                              (since 2004), Madison Capital Funding LLC (since 2002) and
                                              Institutional Capital LLC (since 2006); Chief Legal Officer,
                                              Eclipse Funds Inc., The MainStay Funds and MainStay VP
                                              Series Fund, Inc. (since 2004), McMorgan Funds (since 2005)
                                              and ICAP Funds, Inc. (since 2006); Managing Director and
                                              Senior Counsel, Lehman Brothers Inc. (1998 to 1999); General
                                              Counsel and Managing Director, JP Morgan Investment
                                              Management Inc. (1986 to 1998)
        --------------------------------------------------------------------------------------------------
        JACK R.           Treasurer and       Managing Director, New York Life Investment Management LLC
        BENINTENDE        Principal           (since June 2007); Treasurer and Principal Financial and
        5/12/64           Financial and       Accounting Officer, Eclipse Funds Inc., The MainStay Funds,
                          Accounting Officer  MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          since June 2007     June 2007); Vice President, Prudential Investments (2000 to
                                              2007); Assistant Treasurer, JennisonDryden Family of Funds,
                                              Target Portfolio Trust, The Prudential Series Fund and
                                              American Skandia Trust (2006 to 2007); Treasurer and
                                              Principal Financial Officer, The Greater China Fund (2007)
        --------------------------------------------------------------------------------------------------
        STEPHEN P.        President since     Senior Managing Director and Chief Marketing Officer, New
        FISHER            March 2007          York Life Investment Management LLC (since 2005); Managing
        2/22/59                               Director--Retail Marketing, New York Life Investment
                                              Management LLC (2003 to 2005); President, Eclipse Funds
                                              Inc., The MainStay Funds, MainStay VP Series Fund, Inc., and
                                              ICAP Funds, Inc. (since March 2007); Managing Director, UBS
                                              Global Asset Management (1999 to 2003)
        --------------------------------------------------------------------------------------------------
        SCOTT T.          Vice President--    Director, New York Life Investment Management LLC (including
        HARRINGTON        Administration      predecessor advisory organizations) (since 2000); Executive
        2/8/59            since 2005          Vice President, New York Life Trust Company (since 2006);
                                              Vice President--Administration, Eclipse Funds Inc., MainStay
                                              VP Series Fund, Inc., and The MainStay Funds (since 2005)
                                              and ICAP Funds, Inc. (since 2006)
        --------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     37

                          POSITION(S) HELD
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS
        --------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Senior Vice         Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           President and       2006) and Managing Director and Chief Compliance Officer
        12/16/65          Chief Compliance    (2003 to 2006), New York Life Investment Management LLC and
                          Officer since 2006  New York Life Investment Management Holdings LLC; Senior
                                              Managing Director, Compliance (since 2006) and Managing
                                              Director, Compliance (2003 to 2006), NYLIFE Distributors
                                              LLC; Chief Compliance Officer, NYLCAP Manager LLC (since
                                              2006); Senior Vice President and Chief Compliance Officer,
                                              Eclipse Funds Inc., The MainStay Funds, MainStay VP Series
                                              Fund, Inc., and ICAP Funds, Inc. (since 2006); Vice
                                              President--Compliance, Eclipse Funds Inc., The MainStay
                                              Funds and MainStay VP Series Fund, Inc. (2004 to 2006);
                                              Deputy Chief Compliance Officer, New York Life Investment
                                              Management LLC (2002 to 2003); Vice President and Compliance
                                              Officer, Goldman Sachs Asset Management (1999 to 2002)
        --------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Secretary since     Managing Director and Associate General Counsel, New York
        MORRISON*         2004                Life Investment Management LLC (since 2005); Managing
        3/26/56                               Director and Secretary, NYLIFE Distributors LLC (since
                                              2005); Secretary, Eclipse Funds Inc., The MainStay Funds and
                                              MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                              Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                              Vice President and Corporate Counsel, The Prudential
                                              Insurance Company of America (2000 to 2004)
        --------------------------------------------------------------------------------------------------

* In addition to serving as Secretary to the Trust, effective January 1, 2008, Marguerite E.H. Morrison will assume the role as Chief Legal Officer to the Trust.

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Trust effective June 7, 2007.

Christopher O. Blunt resigned as President of the Trust effective March 10,
2007.

Patrick G. Boyle resigned as Executive Vice President of the Trust effective June 7, 2007.

Tony H. Elavia resigned as Senior Vice President of the Trust effective June 7, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Trust effective March 19, 2007.

 38   MainStay Balanced Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay All Cap Growth Fund
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund(2)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(2)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay 130/30 High Yield Fund(2)
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Institutional Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(3)
Chicago, Illinois

MACKAY SHIELDS LLC(3)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

MCMORGAN & COMPANY LLC(3)
San Francisco, California

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. Offered only to residents of Connecticut, Maryland, New Jersey, and New York.
3. An affiliate of New York Life Investment Management LLC.
                         Not part of the Annual Report

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                              Eclipse Funds

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847

NYLIM-AO11871         (RECYCLE LOGO)                     MS329-07   MSBL11-12/07
                                                                              B7

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MID CAP OPPORTUNITY FUND

                    Message from the President
                    and
                    Annual Report
                    October 31, 2007

MESSAGE FROM
THE PRESIDENT

The 12-month period ended October 31, 2007, was a dynamic one for mutual fund investors. U.S. equity markets generally advanced, with growth stocks out-performing value stocks at all capitalization levels. Although past performance is no guarantee of future results, international stocks as a whole provided even stronger returns for U.S. investors.

The progress of the equity markets, however, was far from steady. In February, weakness in Asian markets led to sharp price declines around the globe. The correction caused many investors to reconsider whether China and other emerging economies could sustain their rapid growth. Fortunately, strong corporate-earnings reports and positive economic news helped the stock market regain its footing.

In July and August, difficulties in the subprime-mortgage market led to another stock-market correction. A number of high-profile mortgage originators either closed their doors or were sold to larger entities. Other leading financial services firms faced major write-offs because of subprime-mortgage exposure.

The Federal Open Market Committee (FOMC) took prompt action to increase liquidity and stabilize the financial markets by lowering the discount rate and the federal funds target rate during the reporting period. These Federal Reserve moves helped calm investor concerns, and the stock market generally advanced from August 16, 2007, the date of an unscheduled FOMC meeting, through the end of October 2007.

Difficulties in the subprime-mortgage market led to a "flight to quality," or a general movement toward fixed-income securities that carry lower risk. As demand for short- and intermediate-term Treasury securities increased, yields fell across much of the maturity spectrum. Yields rose, however, on 20-and 30-year Treasury bonds, and the yield curve steepened during the 12-month reporting period.

High-yield bonds rallied from November 2006 through May 2007. But in June and July, the yield differences--or spreads--between high-yield bonds and comparable Treasury securities began to widen. At the end of October 2007, these spreads were wider than when the reporting period began, making high-yield securities more attractive to investors willing to accept higher risk.

To help investors address the challenges of today's ever-changing markets, New York Life Investment Management LLC provides access to seven institutional investment boutiques, each with its own proprietary research and investment culture. As advisors and subadvisors to MainStay Funds, these boutiques bring a wealth of experience and market insight to our shareholders. The portfolio managers of each MainStay Fund seek to consistently apply time-tested investment principles across a wide variety of market environments.

The report that follows provides more specific information about the market forces and investment decisions that affected your investment in MainStay Funds from November 1, 2006, through October 31, 2007. Please read the report carefully. As you do, bear in mind that this annual report reflects just a short segment of your lifetime investment journey. We look forward to continuing to work with you, wherever that journey may lead.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                         Not part of the Annual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    MID CAP OPPORTUNITY FUND

                    MainStay Funds
                    Annual Report
                    October 31, 2007

TABLE OF CONTENTS

Annual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5

--------------------------------------------------------------------------------


Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------


Portfolio of Investments                                                      10
--------------------------------------------------------------------------------


Financial Statements                                                          13
--------------------------------------------------------------------------------


Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                       24
--------------------------------------------------------------------------------

Federal Income Tax Information                                                25
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  25
--------------------------------------------------------------------------------


Shareholder Reports and Quarterly Portfolio Disclosure                        25
--------------------------------------------------------------------------------


Special Meeting of Shareholders                                               25
--------------------------------------------------------------------------------


Trustees and Officers                                                         26

INVESTMENT AND PERFORMANCE COMPARISON (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
With sales charges        1.65%  14.05%   8.39%
Excluding sales charges   7.56   15.35    9.01

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP OPPORTUNITY
                                                                        FUND CLASS A                RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
10/31/97                                                                    9450                              10000
                                                                           10311                              10574
                                                                           10306                              11177
                                                                           11326                              12501
                                                                           11032                              12329
                                                                           10965                              11963
                                                                           14281                              15968
                                                                           16090                              19120
                                                                           18438                              22848
                                                                           20816                              27535
10/31/07                                                                   22390                              30213

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
With sales charges        1.76%  14.26%   8.17%
Excluding sales charges   6.76   14.49    8.17

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP OPPORTUNITY
                                                                        FUND CLASS B                RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
10/31/97                                                                   10000                              10000
                                                                           10827                              10574
                                                                           10724                              11177
                                                                           11688                              12501
                                                                           11300                              12329
                                                                           11148                              11963
                                                                           14410                              15968
                                                                           16106                              19120
                                                                           18330                              22848
                                                                           20545                              27535
10/31/07                                                                   21933                              30213

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
With sales charges        5.72%  14.51%   8.18%
Excluding sales charges   6.72   14.51    8.18

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                MAINSTAY MID CAP OPPORTUNITY
                                                                        FUND CLASS C                RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
10/31/97                                                                   10000                              10000
                                                                           10834                              10574
                                                                           10725                              11177
                                                                           11689                              12501
                                                                           11307                              12329
                                                                           11148                              11963
                                                                           14435                              15968
                                                                           16126                              19120
                                                                           18345                              22848
                                                                           20563                              27535
10/31/07                                                                   21946                              30213

Performance tables and graphs do not reflect any deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital-gain distributions. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Directors. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. From inception (12/27/94) through 12/31/03,

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
                          7.87%  15.71%   9.31%

(PERFORMANCE GRAPH)

                                                                MAINSTAY MID CAP OPPORTUNITY
                                                                        FUND CLASS I                RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
10/31/97                                                                   10000                              10000
                                                                           10941                              10574
                                                                           10958                              11177
                                                                           12073                              12501
                                                                           11788                              12329
                                                                           11744                              11963
                                                                           15336                              15968
                                                                           17326                              19120
                                                                           19944                              22848
                                                                           22585                              27535
10/31/07                                                                   24362                              30213

CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
                          7.24%  15.02%   8.66%

(PERFORMANCE GRAPH)

                                                                MAINSTAY MID CAP OPPORTUNITY
                                                                       FUND CLASS R3                RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
10/31/97                                                                   10000                              10000
                                                                           10875                              10574
                                                                           10828                              11177
                                                                           11858                              12501
                                                                           11509                              12329
                                                                           11397                              11963
                                                                           14794                              15968
                                                                           16613                              19120
                                                                           19009                              22848
                                                                           21394                              27535
10/31/07                                                                   22943                              30213

                                                          ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    YEAR    YEARS    YEARS
-------------------------------------------------------------------------------

Russell Midcap(R) Value Index(1)                          9.73%  20.36%   11.69%
Average Lipper mid-cap value fund(2)                     12.87   18.92    10.49

performance for Class A and B shares (each first offered 1/2/04) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class A and B shares upon initial offer. Prior to 1/2/04, the Fund offered Class L shares, which were subject to a 1.00% sales charge and a 1.00% CDSC on redemptions within one year of purchase. From inception through 12/29/02, performance for Class L shares (first offered 12/30/02) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge, CDSC and fees and expenses for Class L shares. Effective 1/2/04, all outstanding Class L shares of the Fund were converted to Class C shares, redesignated Class C shares or both. Prior to 4/28/06, performance for Class R3 shares includes the historical performance of Class I shares adjusted to reflect the fees and expenses for Class R3 shares.
1. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capital-ization. Results for all indices assume reinvestment of all income and capital gains. The Russell Midcap(R) Value Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Mid Cap Opportunity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY MID CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2007, to October 31, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2007, to October 31, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended October 31, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            5/1/07            10/31/07          PERIOD(1)           10/31/07           PERIOD(1)

CLASS A SHARES                        $1,000.00          $949.15            $ 6.63            $1,018.25            $ 6.87
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00          $945.70            $10.30            $1,014.50            $10.66
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00          $945.30            $10.30            $1,014.50            $10.66
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00          $950.70            $ 5.11            $1,019.80            $ 5.29
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00          $947.80            $ 8.05            $1,016.80            $ 8.34
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's net annualized expense ratio of each class (1.35% for Class A, 2.10% for Class B and Class C, 1.04% for Class I and 1.64% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period).



                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2007

(COMPOSITION PIE CHART)

Common Stocks                                                                     99.90
Short-Term Investments (collateral from securities lending                        20.30
  is 19.9%)
Futures Contracts                                                                 (0.00)*
Liabilities in Excess of Cash and Other Assets                                   (20.20)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 10 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF OCTOBER 31, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Edison International
 2.  Reliant Energy, Inc.
 3.  Liberty Media Holding Corp. Capital Class A
 4.  Parker Hannifin Corp.
 5.  Ameriprise Financial, Inc.
 6.  Ford Motor Co.
 7.  Pepsi Bottling Group, Inc. (The)
 8.  Chesapeake Energy Corp.
 9.  Assurant, Inc.
10.  Vornado Realty Trust

 8   MainStay Mid Cap Opportunity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Daniel Glickman and Victor Samoilovich of New York Life Investment Management LLC

HOW DID MAINSTAY MID CAP OPPORTUNITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE 12-MONTH REPORTING PERIOD?

Excluding all sales charges, MainStay Mid Cap Opportunity Fund returned 7.56% for Class A shares, 6.76% for Class B shares, and 6.72% for Class C shares for the 12 months ended October 31, 2007. Over the same period, Class I shares returned 7.87% and Class R3 shares returned 7.24%. All share classes underperformed the 12.87% return of the average Lipper(1) mid-cap value fund and the 9.73% return of the Russell Midcap(R) Value Index(2) for the 12 months ended October 31, 2007. The Russell Midcap(R) Value Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund's relative performance was primarily due to positive contributions from stock selection in the materials and industrials sectors that were offset by negative contributions from stock selection in financials and health care. The Fund's exposure to value factors, which are part of the Fund's proprietary model, detracted from to the Fund's performance.

WHICH FUND SECTORS WERE THE STRONGEST PERFORMERS DURING THE REPORTING PERIOD AND WHICH SECTORS WERE THE WEAKEST?

In terms of absolute performance, the Fund's strongest-performing sectors were materials, energy and industrials. The Fund's weakest-performing sectors were health care, financials and telecommunication services.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE FUND'S BEST PERFORMERS AND WHICH ONES WERE THE WEAKEST?

The strongest individual contributions to the Fund's performance during the reporting period came from United States Steel, NRG Energy and Entergy. The weakest individual contributors were New Century Financial, Radian Group and Circuit City Stores. New Century Financial Corporation and Radian Group experienced losses because of difficulties in the subprime lending market. Circuit City declined with the slowdown in consumer spending.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund looks for stocks with attractive relative valuations, strong operating results, and positive price trends. Among the stocks that fit the Fund's purchase criteria during the reporting period were Frontier Oil and Cummins. Among the stocks the Fund sold because of unattractive relative valuations, weakening operating results and deteriorating price trends were Steel Dynamics and American Electric Power.

WERE THERE ANY NOTABLE CHANGES IN THE FUND'S WEIGHTINGS DURING THE REPORTING PERIOD?

Weighting changes in the Fund result from a combination of security performance and the Fund's proprietary quantitative security-selection process. During the reporting period, the Fund's weighting relative to the Russell Midcap(R) Value Index increased in consumer discretionary and energy. Over the same period, the Fund's weightings decreased in health care and financials.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2007, the Fund was moderately overweight relative to the Russell Midcap(R) Value Index in consumer discretionary and industrials. As of the same date, the Fund was moderately underweight in health care and consumer staples.


Mid-capitalization companies are generally less established and their stocks may be more volatile and less liquid than the securities of larger companies. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term gains. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or they may even go down in value. The Fund's use of securities lending presents the risk of default by the borrower, which may also result in a loss to the Fund. See additional securities-lending disclosure in the Notes to Financial Statements (Note 2).
1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the Russell Midcap(R) Value Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                     www.mainstayfunds.com     9

PORTFOLIO OF INVESTMENTS+++ OCTOBER 31, 2007


                                                         SHARES          VALUE
COMMON STOCKS (99.9%)+
------------------------------------------------------------------------------
AUTO COMPONENTS (2.7%)
Autoliv, Inc.                                            29,437   $  1,859,830
BorgWarner, Inc.                                         17,148      1,812,715
                                                                  ------------
                                                                     3,672,545
                                                                  ------------
AUTOMOBILES (1.9%)
V  Ford Motor Co. (a)(b)                                283,609      2,515,612
                                                                  ------------

BEVERAGES (1.9%)
V  Pepsi Bottling Group, Inc. (The)                      58,334      2,513,029
                                                                  ------------
BUILDING PRODUCTS (0.6%)
Armstrong World Industries, Inc. (a)                     18,932        776,401
                                                                  ------------
CAPITAL MARKETS (3.4%)
V  Ameriprise Financial, Inc.                            41,075      2,586,904
BlackRock, Inc. (b)                                       9,722      2,011,968
                                                                  ------------
                                                                     4,598,872
                                                                  ------------
CHEMICALS (4.6%)
Air Products & Chemicals, Inc.                           20,101      1,966,883
Celanese Corp. Class A                                   44,280      1,857,989
FMC Corp.                                                37,024      2,128,880
PPG Industries, Inc.                                      3,133        234,160
                                                                  ------------
                                                                     6,187,912
                                                                  ------------
COMMERCIAL BANKS (5.3%)
Comerica, Inc.                                           35,188      1,642,576
Huntington Bancshares, Inc.                              93,312      1,671,218
KeyCorp                                                  26,212        745,731
UnionBanCal Corp.                                        27,726      1,497,481
Wachovia Corp.                                           35,533      1,624,924
                                                                  ------------
                                                                     7,181,930
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES (1.2%)
Steelcase, Inc. Class A                                  92,864      1,659,480
                                                                  ------------
COMMUNICATIONS EQUIPMENT (1.7%)
JDS Uniphase Corp. (a)(b)                                66,367      1,012,760
Juniper Networks, Inc. (a)                               35,096      1,263,456
                                                                  ------------
                                                                     2,276,216
                                                                  ------------
COMPUTERS & PERIPHERALS (1.2%)
Seagate Technology (b)                                   58,464      1,627,638
                                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (2.3%)
CIT Group, Inc.                                          25,560        900,734
Leucadia National Corp. (b)                              43,595      2,208,523
                                                                  ------------
                                                                     3,109,257
                                                                  ------------


                                                         SHARES          VALUE
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
CenturyTel, Inc.                                         33,913   $  1,493,868
Embarq Corp.                                                 85          4,498
Qwest Communications
 International, Inc. (a)(b)                             194,348      1,395,419
                                                                  ------------
                                                                     2,893,785
                                                                  ------------
ELECTRIC UTILITIES (5.8%)
V  Edison International                                  58,157      3,378,340
V  Reliant Energy, Inc. (a)                             100,233      2,758,412
Sierra Pacific Resources                                 99,520      1,678,902
                                                                  ------------
                                                                     7,815,654
                                                                  ------------
ELECTRICAL EQUIPMENT (2.2%)
Cooper Industries, Ltd. Class A                          18,270        957,165
First Solar, Inc. (a)(b)                                 12,595      2,000,212
                                                                  ------------
                                                                     2,957,377
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Avnet, Inc. (a)                                          25,940      1,082,217
                                                                  ------------

ENERGY EQUIPMENT & SERVICES (2.1%)
ENSCO International, Inc. (b)                             5,186        287,771
National Oilwell Varco, Inc. (a)                         18,394      1,347,177
Patterson-UTI Energy, Inc.                               62,715      1,250,537
                                                                  ------------
                                                                     2,885,485
                                                                  ------------
FOOD & STAPLES RETAILING (0.7%)
Kroger Co. (The)                                         18,320        538,425
Safeway, Inc.                                            13,611        462,774
                                                                  ------------
                                                                     1,001,199
                                                                  ------------
FOOD PRODUCTS (2.4%)
H.J. Heinz Co.                                           20,752        970,779
Hormel Foods Corp.                                       49,182      1,794,159
Wm. Wrigley Jr. Co.                                       6,695        412,881
                                                                  ------------
                                                                     3,177,819
                                                                  ------------
GAS UTILITIES (1.2%)
UGI Corp.                                                61,856      1,646,607
                                                                  ------------

HEALTH CARE PROVIDERS & SERVICES (0.5%)
Health Net, Inc. (a)                                      1,648         88,349
Universal Health Services, Inc. Class B                  12,252        597,285
                                                                  ------------
                                                                       685,634
                                                                  ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 10   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES          VALUE
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
HOUSEHOLD DURABLES (2.8%)
Black & Decker Corp.                                     18,549   $  1,667,741
Mohawk Industries, Inc. (a)(b)                           18,000      1,536,120
Stanley Works (The)                                       9,913        570,493
                                                                  ------------
                                                                     3,774,354
                                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.1%)
Mirant Corp. (a)                                         53,243      2,255,373
NRG Energy, Inc. (a)(b)                                  13,933        636,181
                                                                  ------------
                                                                     2,891,554
                                                                  ------------
INSURANCE (11.2%)
Arch Capital Group, Ltd. (a)                             22,939      1,715,149
V  Assurant, Inc.                                        41,406      2,419,767
Axis Capital Holdings, Ltd.                              46,126      1,833,047
Endurance Specialty Holdings, Ltd.                        5,608        219,890
Everest Re Group, Ltd.                                   17,275      1,840,479
PartnerRe, Ltd. (b)                                      21,061      1,753,328
RenaissanceRe Holdings, Ltd.                             28,322      1,652,305
Transatlantic Holdings, Inc.                             22,459      1,673,869
XL Capital, Ltd. Class A (b)                             28,523      2,052,230
                                                                  ------------
                                                                    15,160,064
                                                                  ------------
INTERNET SOFTWARE & SERVICES (1.3%)
VeriSign, Inc. (a)(b)                                    27,815        948,213
WebMD Health Corp. Class A (a)(b)                        16,766        770,733
                                                                  ------------
                                                                     1,718,946
                                                                  ------------
IT SERVICES (0.9%)
Electronic Data Systems Corp.                            56,486      1,219,533
                                                                  ------------
LEISURE EQUIPMENT & PRODUCTS (1.3%)
Hasbro, Inc.                                             58,735      1,753,240
                                                                  ------------

MACHINERY (6.0%)
Cummins, Inc.                                            12,347      1,481,146
Eaton Corp.                                              25,717      2,380,880
V  Parker Hannifin Corp. (b)                             33,567      2,697,780
Trinity Industries, Inc. (b)                             44,381      1,603,929
                                                                  ------------
                                                                     8,163,735
                                                                  ------------
MEDIA (4.0%)
Discovery Holding Co. Class A (a)                        66,550      1,897,341
Gannett Co., Inc.                                        19,511        827,462
V  Liberty Media Holding Corp. Capital Class A (a)       21,961      2,744,686
                                                                  ------------
                                                                     5,469,489
                                                                  ------------
METALS & MINING (2.5%)
Commercial Metals Co.                                    38,611      1,211,613
United States Steel Corp. (b)                            19,424      2,095,850
                                                                  ------------
                                                                     3,307,463
                                                                  ------------


                                                         SHARES          VALUE
MULTILINE RETAIL (0.6%)
Big Lots, Inc. (a)(b)                                     7,235   $    173,495
Dollar Tree Stores, Inc. (a)                             16,651        637,733
                                                                  ------------
                                                                       811,228
                                                                  ------------
MULTI-UTILITIES (4.1%)
Alliant Energy Corp.                                     46,289      1,851,560
OGE Energy Corp.                                         42,678      1,634,567
Sempra Energy                                            33,867      2,083,159
                                                                  ------------
                                                                     5,569,286
                                                                  ------------
OIL, GAS & CONSUMABLE FUELS (6.2%)
V  Chesapeake Energy Corp.                               61,903      2,443,930
Frontier Oil Corp.                                       44,632      2,043,699
Sunoco, Inc.                                             23,514      1,730,630
Williams Cos., Inc.                                      58,195      2,123,536
                                                                  ------------
                                                                     8,341,795
                                                                  ------------
PERSONAL PRODUCTS (0.1%)
NBTY, Inc. (a)                                            3,282        116,839
                                                                  ------------

REAL ESTATE INVESTMENT TRUSTS (7.4%)
Annaly Capital Management, Inc.                         105,285      1,799,321
General Growth Properties, Inc. (b)                      31,793      1,728,267
Hospitality Properties Trust                             41,020      1,624,392
iStar Financial, Inc. (b)                                20,143        614,563
ProLogis                                                  8,456        606,633
Rayonier, Inc.                                           25,404      1,226,759
V  Vornado Realty Trust (b)                              21,639      2,417,509
                                                                  ------------
                                                                    10,017,444
                                                                  ------------
ROAD & RAIL (0.3%)
CSX Corp.                                                 8,963        401,274
                                                                  ------------

SPECIALTY RETAIL (2.5%)
AutoNation, Inc. (a)                                     74,694      1,321,337
Gap, Inc. (The)                                          25,432        480,665
Sherwin-Williams Co. (The) (b)                           25,089      1,603,689
                                                                  ------------
                                                                     3,405,691
                                                                  ------------
THRIFTS & MORTGAGE FINANCE (0.8%)
Hudson City Bancorp, Inc.                                67,828      1,062,186
                                                                  ------------

TRADING COMPANIES & DISTRIBUTORS (1.2%)
W.W. Grainger, Inc.                                      18,238      1,639,961
                                                                  ------------
Total Common Stocks
 (Cost $128,610,742)                                               135,088,751
                                                                  ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11


                                                         SHARES          VALUE
SHORT-TERM INVESTMENTS (20.3%)
------------------------------------------------------------------------------
INVESTMENT COMPANY (19.9%)
State Street Navigator Securities Lending Prime
 Portfolio (c)                                       26,988,823   $ 26,988,823
                                                                  ------------
Total Investment Company
 (Cost 26,988,823)                                                  26,988,823
                                                                  ------------
                                                      PRINCIPAL
                                                         AMOUNT
U.S. GOVERNMENT (0.4%)
United States Treasury Bills
 3.85%, due 1/10/08                                 $   100,000         99,259
 3.865%, due 1/24/08 (d)                                400,000        396,441
                                                                  ------------
Total U.S. Government
 (Cost $495,551)                                                       495,700
                                                                  ------------
Total Short-Term Investments
 (Cost $27,484,374)                                                 27,484,523
                                                                  ------------
Total Investments
 (Cost $156,095,116)                                      120.2%   162,573,274(f)
Liabilities in Excess of
 Cash and Other Assets                                    (20.2)   (27,293,444)
                                                    -----------   ------------
Net Assets                                                100.0%  $135,279,830
                                                    ===========   ============

                                                    CONTRACTS            UNREALIZED
                                                         LONG      DEPRECIATION (e)
FUTURES CONTRACTS (-0.0%)++
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index
 Mini December 2007                                         6   $            (3,028)
                                                                -------------------
Total Futures Contracts
 (Settlement Value $466,470)                                    $            (3,028)
                                                                ===================

++   Less than one-tenth of a percent.
+++  All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper
     coverage for these transactions.
(a)  Non-income producing security.
(b)  Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is
     $26,115,408; cash collateral of $26,988,823 (included in
     liabilities) was received with which the Fund purchased
     highly liquid short-term investments.
(c)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)  Segregated as collateral for futures contracts.
(e)  Represents the difference between the value of the contracts at the time they were opened and the value at October 31,
     2007.
(f)  At October 31, 2007, cost is $156,152,421 for federal income tax purposes and net unrealized appreciation is as follows:

     Gross unrealized appreciation                $12,986,110
     Gross unrealized depreciation                 (6,565,257)
                                                  -----------
     Net unrealized appreciation                  $ 6,420,853
                                                  ===========

 12   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2007

ASSETS:
Investment in securities, at value (identified
  cost $156,095,116) including $26,115,408
  market value of securities loaned             $162,573,274
Cash                                                  24,366
Receivables:
  Dividends and interest                              88,226
  Fund shares sold                                    60,382
  Variation margin on futures contracts                5,670
Other assets                                          18,209
                                                -------------
    Total assets                                 162,770,127
                                                -------------
LIABILITIES:
Securities lending collateral                     26,988,823
Payables:
  Fund shares redeemed                               250,196
  Transfer agent (See Note 3)                         81,458
  NYLIFE Distributors (See Note 3)                    57,676
  Manager (See Note 3)                                55,119
  Shareholder communication                           27,687
  Professional fees                                   17,124
  Custodian                                            6,131
  Trustees                                             1,079
Accrued expenses                                       5,004
                                                -------------
    Total liabilities                             27,490,297
                                                -------------
Net assets                                      $135,279,830
                                                =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share) 1
  billion shares authorized                     $     47,146
Additional paid-in capital                       111,716,154
                                                -------------
                                                 111,763,300
Accumulated undistributed net investment
  income                                             623,655
Accumulated undistributed net realized gain on
  investments and futures transactions            16,417,745
Net unrealized appreciation on investments and
  futures contracts                                6,475,130
                                                -------------
Net assets                                      $135,279,830
                                                =============
CLASS A
Net assets applicable to outstanding shares     $ 69,082,297
                                                =============
Shares of capital stock outstanding                2,387,647
                                                =============
Net asset value per share outstanding           $      28.93
Maximum sales charge (5.50% of offering price)          1.68
                                                -------------
Maximum offering price per share outstanding    $      30.61
                                                =============
CLASS B
Net assets applicable to outstanding shares     $ 21,376,112
                                                =============
Shares of capital stock outstanding                  760,620
                                                =============
Net asset value and offering price per share
  outstanding                                   $      28.10
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 24,485,325
                                                =============
Shares of capital stock outstanding                  871,742
                                                =============
Net asset value and offering price per share
  outstanding                                   $      28.09
                                                =============
CLASS I
Net assets applicable to outstanding shares     $ 20,255,905
                                                =============
Shares of capital stock outstanding                  691,793
                                                =============
Net asset value and offering price per share
  outstanding                                   $      29.28
                                                =============
CLASS R3
Net assets applicable to outstanding shares     $     80,191
                                                =============
Shares of capital stock outstanding                    2,774
                                                =============
Net asset value and offering price per share
  outstanding                                   $      28.91
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2007

INVESTMENT INCOME:
INCOME:
  Dividends                                     $3,067,166
  Interest                                         176,422
  Income from securities loaned--net                31,095
                                                ----------
    Total income                                 3,274,683
                                                ----------
EXPENSES:
  Manager (See Note 3)                           1,314,997
  Transfer agent--Classes A, B and C
    (See Note 3)                                   409,142
  Transfer agent--Class I and R3 (See Note 3)       27,241
  Distribution--Class B (See Note 3)               170,386
  Distribution--Class C (See Note 3)               215,332
  Distribution--Class R3 (See Note 3)                  171
  Distribution/Service--Class A (See Note 3)       175,466
  Service--Class B (See Note 3)                     56,796
  Service--Class C (See Note 3)                     71,777
  Distribution/Service--Class R3 (See Note 3)          171
  Registration                                      79,181
  Shareholder communication                         61,117
  Professional fees                                 48,681
  Custodian                                         18,359
  Trustees                                           7,056
  Shareholder service--Class R3 (See Note 3)            69
  Miscellaneous                                     18,835
                                                ----------
    Total expenses before waiver/reimbursement   2,674,777
  Expense waiver/reimbursement from Manager
    (See Note 3)                                  (392,067)
                                                ----------
    Net expenses                                 2,282,710
                                                ----------
Net investment income                              991,973
                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
  Security transactions                         16,466,847
  Futures transactions                             145,003
                                                ----------
Net realized gain on investments and futures
  transactions                                  16,611,850
                                                ----------
Net change in unrealized appreciation on:
  Security transactions                         (7,639,560)
  Futures contracts                                 (3,028)
                                                ----------
Net change in unrealized appreciation on
  investments and futures contracts             (7,642,588)
                                                ----------
Net realized and unrealized gain on
  investments and futures transactions           8,969,262
                                                ----------
Net increase in net assets resulting from
  operations                                    $9,961,235
                                                ==========

 14   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 2007 AND OCTOBER 31, 2006

                                             2007           2006
INCREASE (DECREASE) IN NET ASSETS:

Operations:
 Net investment income               $    991,973   $    374,908
 Net realized gain on investments
  and futures transactions             16,611,850      4,501,239
 Net change in unrealized
  appreciation on investments and
  futures contracts                    (7,642,588)    10,036,285
                                     ---------------------------
 Net increase in net assets
  resulting from operations             9,961,235     14,912,432
                                     ---------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                               (258,589)      (138,208)
   Class I                               (124,722)      (150,367)
   Class R3                                    (5)            --
                                     ---------------------------
                                         (383,316)      (288,575)
                                     ---------------------------
 From net realized gain on investments:
   Class A                             (2,138,909)    (2,305,129)
   Class B                               (729,507)    (1,353,450)
   Class C                             (1,039,189)    (1,261,301)
   Class I                               (793,862)    (1,196,592)
   Class R3                                  (339)            --
                                     ---------------------------
                                       (4,701,806)    (6,116,472)
                                     ---------------------------
 Total dividends and distributions
  to shareholders                      (5,085,122)    (6,405,047)
                                     ---------------------------

Capital share transactions:
 Net proceeds from sale of shares      34,729,708     60,026,855
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends and distributions        4,502,170      5,765,205
 Cost of shares redeemed              (50,467,394)   (46,032,740)
 Net asset value of shares
  converted (See Note 1):
   Class A                              1,908,866      8,166,742
   Class B                             (1,908,866)    (8,166,742)
                                     ---------------------------
   Increase (decrease) in net
    assets derived from capital
    share transactions                (11,235,516)    19,759,320
                                     ---------------------------
   Net increase (decrease) in net
    assets                             (6,359,403)    28,266,705

NET ASSETS:
Beginning of year                     141,639,233    113,372,528
                                     ---------------------------
End of year                          $135,279,830   $141,639,233
                                     ===========================
Accumulated undistributed net
 investment income at end of year    $    623,655   $     80,209
                                     ===========================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                     CLASS A
                                --------------------------------------------------
                                                                       JANUARY 2,
                                                                          2004*
                                                                         THROUGH
                                     YEAR ENDED OCTOBER 31,            OCTOBER 31,
                                 2007         2006         2005           2004
Net asset value at beginning
  of period                     $ 27.91      $ 26.10      $ 23.45        $21.93
                                -------      -------      -------      -----------
Net investment income (loss)       0.26(a)      0.12         0.06         (0.01)
Net realized and unrealized
  gain on investments              1.81         3.12         3.34          1.53
                                -------      -------      -------      -----------
Total from investment
  operations                       2.07         3.24         3.40          1.52
                                -------      -------      -------      -----------
Less dividends and
  distributions:
  From net investment income      (0.11)       (0.08)       (0.04)           --
  From net realized gain on
    investments                   (0.94)       (1.35)       (0.71)           --
                                -------      -------      -------      -----------
Total dividends and
  distributions                   (1.05)       (1.43)       (0.75)           --
                                -------      -------      -------      -----------
Net asset value at end of
  period                        $ 28.93      $ 27.91      $ 26.10        $23.45
                                =======      =======      =======      ===========
Total investment return (c)        7.56%       12.89%       14.59%         6.93%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)     0.89%        0.47%        0.32%        (0.21%)+
  Net expenses                     1.35%        1.35%        1.50%         1.53% +#
  Expenses (before
    waiver/reimbursement)          1.65%        1.68%        1.78%         2.13% +#
Portfolio turnover rate             150%          94%         153%           43%
Net assets at end of period
  (in 000's)                    $69,082      $64,829      $42,239        $6,554

                                                            CLASS C
                                ---------------------------------------------------------------
                                                                                   DECEMBER 30,
                                                                                      2002*
                                                                                     THROUGH
                                           YEAR ENDED OCTOBER 31,                  OCTOBER 31,
                                 2007         2006         2005         2004           2003
Net asset value at beginning
  of period                     $ 27.21      $ 25.59      $ 23.14      $20.86         $15.87
                                -------      -------      -------      ------      ------------
Net investment income (loss)       0.04(a)     (0.05)       (0.08)      (0.07)         (0.06)(a)
Net realized and unrealized
  gain on investments              1.78         3.02         3.25        2.50           5.05
                                -------      -------      -------      ------      ------------
Total from investment
  operations                       1.82         2.97         3.17        2.43           4.99
                                -------      -------      -------      ------      ------------
Less dividends and
  distributions:
  From net investment income         --           --        (0.01)         --             --
  From net realized gain on
    investments                   (0.94)       (1.35)       (0.71)      (0.15)            --
                                -------      -------      -------      ------      ------------
Total dividends and
  distributions                   (0.94)       (1.35)       (0.72)      (0.15)            --
                                -------      -------      -------      ------      ------------
Net asset value at end of
  period                        $ 28.09      $ 27.21      $ 25.59      $23.14         $20.86
                                =======      =======      =======      ======      ============
Total investment return (c)        6.72%       12.09%       13.76%      11.71%         31.44%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)     0.15%       (0.26%)      (0.43%)     (0.96%)        (0.53%)+
  Net expenses                     2.10%        2.10%        2.25%       2.28%#         2.13% +#
  Expenses (before
    waiver/reimbursement)          2.39%        2.43%        2.53%       2.88%#         2.37% +#
Portfolio turnover rate             150%          94%         153%         43%            90%
Net assets at end of period
  (in 000's)                    $24,485      $31,445      $22,687      $4,951         $    1

*    Commencement of operations.
+    Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.02% and 0.09% of average net assets for the years or periods ended October 31, 2004 and October 31, 2003, respectively.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges. Classes I and R3 are not subject to sales charges.
(d)  Total return is not annualized.

 16   MainStay Mid Cap Opportunity Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                       CLASS B
    -----------------------------------------------------------------------------
                                                                      JANUARY 2,
                                                                         2004*
                                                                        THROUGH
                  YEAR ENDED OCTOBER 31,                              OCTOBER 31,
     2007                  2006                  2005                    2004
    $ 27.23               $ 25.60               $ 23.14                 $21.79
    -------               -------               -------               -----------
       0.04(a)              (0.08)                (0.10)                 (0.07)
       1.77                  3.06                  3.28                   1.42
    -------               -------               -------               -----------
       1.81                  2.98                  3.18                   1.35
    -------               -------               -------               -----------
         --                    --                 (0.01)                    --
      (0.94)                (1.35)                (0.71)                    --
    -------               -------               -------               -----------
      (0.94)                (1.35)                (0.72)                    --
    -------               -------               -------               -----------
    $ 28.10               $ 27.23               $ 25.60                 $23.14
    =======               =======               =======               ===========
       6.76%                12.09%                13.81%                  6.20%(d)
       0.15%                (0.18%)               (0.43%)                (0.96%)+
       2.10%                 2.10%                 2.25%                  2.28% +#
       2.40%                 2.43%                 2.53%                  2.88% +#
        150%                   94%                  153%                    43%
    $21,376               $21,047               $25,068                 $5,756

                              CLASS I                                          CLASS R3
    -----------------------------------------------------------      ----------------------------
                                                                                       APRIL 28,
                                                                                         2006*
                                                                     YEAR ENDED         THROUGH
                    YEAR ENDED OCTOBER 31,                           OCTOBER 31,      OCTOBER 31,
     2007         2006         2005         2004         2003           2007             2006
    $ 28.18      $ 26.34      $ 23.57      $ 21.01      $ 16.16        $27.87           $27.81
    -------      -------      -------      -------      -------      -----------      -----------
       0.35(a)      0.24         0.12         0.05         0.08(a)       0.15(a)         (0.00)(b)
       1.83         3.11         3.42         2.66         4.84          1.84             0.06
    -------      -------      -------      -------      -------      -----------      -----------
       2.18         3.35         3.54         2.71         4.92          1.99             0.06
    -------      -------      -------      -------      -------      -----------      -----------
      (0.14)       (0.16)       (0.06)          --        (0.07)        (0.01)              --
      (0.94)       (1.35)       (0.71)       (0.15)          --         (0.94)              --
    -------      -------      -------      -------      -------      -----------      -----------
      (1.08)       (1.51)       (0.77)       (0.15)       (0.07)        (0.95)              --
    -------      -------      -------      -------      -------      -----------      -----------
    $ 29.28      $ 28.18      $ 26.34      $ 23.57      $ 21.01        $28.91           $27.87
    =======      =======      =======      =======      =======      ===========      ===========
       7.87%       13.24%       15.11%       12.97%       30.59%         7.24%            0.22%(d)
       1.20%        0.81%        0.78%        0.26%        0.47%         0.50%           (0.02%)+
       1.04%        1.04%        1.04%        1.06%#       1.13%#        1.64%            1.64% +
       1.17%        1.16%        1.27%        1.66%#       1.37%#        1.77%            1.77% +
        150%          94%         153%          43%          90%          150%              94%
    $20,256      $24,309      $23,379      $18,508      $13,617        $   80           $   10

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Mid Cap Opportunity Fund (the "Fund"), a diversified fund.

The Fund currently offers five classes of shares. Class I shares commenced on December 27, 1994. Class C shares commenced on December 30, 2002. Class A shares and Class B shares commenced on January 2, 2004. Class R3 shares commenced on April 28, 2006. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I and Class R3 shares are not subject to a sales charge. As approved by the Board of Trustees in 1997, Class B shares convert to Class A shares eight years after the date they were purchased. The five classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee. Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R3 shares, a shareholder service fee.

The Fund's investment objective is to seek high total return.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not a current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At October 31, 2007, the Fund did not hold securities that were valued in such a manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America. Permanent book/tax differences relating to income and gains are

 18   MainStay Mid Cap Opportunity Fund
reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 20) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. NYLIM provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. NYLIM also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the

                                                    www.mainstayfunds.com     19
responsibility of the Fund. The Fund is advised by the Manager directly, without a subadvisor.

The Fund is contractually obligated to pay NYLIM a monthly fee for services performed and facilities furnished at an annual rate of 0.90% of the average daily net assets of the Fund.

Effective March 1, 2007, NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.35%; Class B, 2.10%; Class C, 2.10%; Class I, 1.04%; and Class R3, 1.64%. This expense limitation may be modified or terminated only with the approval of the Board of Trustees. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

For the year ended October 31, 2007, NYLIM earned fees from the Fund in the amount of $1,314,997 and waived its fees in the amount of $309,722. For the period November 1, 2006 through February 28, 2007, NYLIM reimbursed the transfer agency fees of Class A, Class B and Class C shares of the Fund in the amount of $82,345.

As of October 31, 2007, the amounts of waived/reimbursed fees that are subject to possible recoupment by NYLIM, and the related expiration dates are as follows:

        OCTOBER 31,
 2008*      2009      2010     TOTAL
$156,672  $398,710  $392,067  $947,449
--------------------------------------

* The expense limitation agreement became effective in 2005 and the recoupments will start to expire in 2008.

Prior to March 1, 2007, NYLIM had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.04% of the Fund's average daily net assets for its Class I shares. NYLIM also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. In addition, NYLIM also had an agreement in place under which it had agreed to reimburse the transfer agency fees of the Class A shares of the Fund so that total ordinary operating expenses did not exceed 1.35% of the average daily net assets for Class A shares. NYLIM also applied an equivalent reimbursement, in an equal amount of basis points, to the Fund's Class B and Class C shares.

State Street Bank & Trust Company ("SSBT"), One Lincoln Street, Boston, Massachusetts, 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, SSBT is compensated by NYLIM.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to Class A, Class B, Class C and Class R3 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plan for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R3 shares.

 20   MainStay Mid Cap Opportunity Fund

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $38,554 for the year ended October 31, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $869, $40,374 and $6,546, respectively, for the year ended October 31, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the year ended October 31, 2007, amounted to $436,383.

(E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(F) CAPITAL. At October 31, 2007, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Class A                                    $1,488        0.0*%
------------------------------------------------------------
Class B                                     1,446        0.0*
------------------------------------------------------------
Class R3                                   10,747       13.4
------------------------------------------------------------

* Less than one-tenth of a percent.

(G) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the year ended October 31, 2007, these fees, which are included in professional fees shown on the Statement of Operations, were $7,081.

NOTE 4--FEDERAL INCOME TAX:

As of October 31, 2007, the components of accumulated gain/(loss) on a tax basis were as follows:

              ACCUMULATED      OTHER        UNREALIZED        TOTAL
  ORDINARY      CAPITAL      TEMPORARY     APPRECIATION    ACCUMULATED
   INCOME     GAIN(LOSS)    DIFFERENCES   (DEPRECIATION)   GAIN(LOSS)
 $3,774,293   $13,321,384     $   --        $6,420,853     $23,516,530
 ---------------------------------------------------------------------

The difference between book-basis and tax basis unrealized appreciation is primarily due to wash sales deferrals.

The following table discloses the current year reclassifications between accumulated undistributed net investment income and accumulated undistributed net realized gain on investments, arising from permanent differences; net assets at October 31, 2007 are not affected.

                                 ACCUMULATED
 ACCUMULATED UNDISTRIBUTED    UNDISTRIBUTED NET     ADDITIONAL
      NET INVESTMENT         REALIZED GAIN (LOSS)    PAID-IN
       INCOME (LOSS)            ON INVESTMENTS       CAPITAL
         $(65,211)                 $65,211             $--
 -------------------------------------------------------------

The reclassifications for the Fund are primarily due to real estate investment trust gain (loss) and reclassification of distribution.

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                            2007         2006
Distributions paid from:
  Ordinary Income                    $2,211,645    $2,605,585
  Long-Term Capital Gains             2,873,477     3,799,462
-------------------------------------------------------------
                                     $5,085,122    $6,405,047
-------------------------------------------------------------

NOTE 5--CUSTODIAN:

SSBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds pay a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the year ended October 31, 2007.

NOTE 7--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the year ended October 31, 2007, purchases and sales of securities, other than short-term securities, were $212,946 and $229,805, respectively.

                                                    www.mainstayfunds.com     21

NOTE 8--CAPITAL SHARE TRANSACTIONS
(IN 000'S):

CLASS A                                   SHARES        AMOUNT
Year ended October 31, 2007:

Shares sold                                  744      $ 21,741
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                               73         2,061
Shares redeemed                             (817)      (23,699)
                                          --------------------
Net increase (decrease) in shares
  outstanding before conversion              (--)(a)       103
Shares converted from Class B (See Note
  1)                                          65         1,909
                                          --------------------
Net increase                                  65      $  2,012
                                          ====================
Year ended October 31, 2006:

Shares sold                                  963      $ 25,833
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                               81         2,099
Shares redeemed                             (654)      (17,551)
                                          --------------------
Net increase in shares outstanding
  before conversion                          704        10,381
Shares converted from Class B (See Note
  1)                                         314         8,167
                                          --------------------
Net increase                                 704      $ 18,548
                                          ====================

CLASS B                                   SHARES        AMOUNT
Year ended October 31, 2007:

Shares sold                                  199      $  5,674
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                               26           709
Shares redeemed                             (170)       (4,802)
                                          --------------------
Net increase in shares outstanding
  before conversion                           55         1,581
Shares reacquired upon conversion into
  Class A (See Note 1)                       (67)       (1,909)
                                          --------------------
Net decrease                                 (12)     $   (328)
                                          ====================

Year ended October 31, 2006:
Shares sold                                  275      $  7,227
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                               53         1,324
Shares redeemed                             (214)       (5,606)
                                          --------------------
Net increase (decrease) in shares
  outstanding before conversion              114         2,945
Shares reacquired upon conversion into
  Class A (See Note 1)                      (320)       (8,167)
                                          --------------------
Net decrease                                (206)     $ (5,222)
                                          ====================

CLASS C                                   SHARES        AMOUNT

Year ended October 31, 2007:

Shares sold                                  148      $  4,206
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                               31           844
Shares redeemed                             (462)      (13,072)
                                          --------------------
Net decrease                                (283)     $ (8,022)
                                          ====================

Year ended October 31, 2006:

Shares sold                                  524      $ 13,714
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                               42         1,054
Shares redeemed                             (297)       (7,810)
                                          --------------------
Net increase                                 269      $  6,958
                                          ====================

CLASS I                                   SHARES        AMOUNT

Year ended October 31, 2007:

Shares sold                                  103      $  3,011
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                               31           888
Shares redeemed                             (305)       (8,864)
                                          --------------------
Net decrease                                (171)     $ (4,965)
                                          ====================

Year ended October 31, 2006:

Shares sold                                  485      $ 13,243
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                               49         1,288
Shares redeemed                             (559)      (15,066)
                                          --------------------
Net decrease                                 (25)     $   (535)
                                          ====================

CLASS R3                                   SHARE      AMOUNT

Year ended October 31, 2007:

Shares sold                                    4      $   98
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              (--)(a)     (--)(a)
Shares redeemed                               (1)        (31)
                                          ------------------
Net increase                                   3      $   67
                                          ==================

Year ended October 31, 2006*

Shares sold                                  360      $   10
                                          ------------------
Net increase                                 360      $   10
                                          ==================

* The Class commenced operations on April 28, 2006.

(a) Less than one thousand.

NOTE 9--NEW ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes," an interpretation of FASB

 22   MainStay Mid Cap Opportunity Fund

Statement No. 109 (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation becomes effective for the Fund's 2008 fiscal year, and is to be applied to all open tax years as of the date of effectiveness. Based on Management's analysis, the determination has been made that the adoption of the interpretation on November 1, 2007, did not have an impact on the Fund's financial statements upon adoption. Management continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws, regulations and interpretations, thereof.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the Fund's financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

                                                    www.mainstayfunds.com     23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Eclipse Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Mid Cap Opportunity Fund ("the Fund"), one of the funds constituting Eclipse Funds as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Mid Cap Opportunity Fund of Eclipse Funds as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 20, 2007

 24   MainStay Mid Cap Opportunity Fund

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund is required by the Internal Revenue Code to advise shareholders within 60 days of the Fund's fiscal year end (October 31, 2007) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of $2,873,477.

The dividends paid by the Fund during the fiscal year ended October 31, 2007, should be multiplied by 42.0% to arrive at the amount eligible for qualified dividend income, 29.0% for qualified interest income and 47.2% for the corporate dividends received deduction.

In January 2008, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 the federal tax status of the distributions received by shareholders in calendar year 2007. The amounts that will be reported on such 1099-DIV will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2007.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Funds' website at www.mainstayfunds.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 1-800-MAINSTAY (1-800-624-6782); visiting the Funds' website at www.mainstayfunds.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov and may be available by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of Eclipse Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

MID CAP
OPPORTUNITY          VOTES         VOTES
FUND                  FOR        WITHHELD    ABSTENTIONS       TOTAL
Susan B.
 Kerley          3,018,963.221   7,725.825    7,223.000    3,033,912.046
------------------------------------------------------------------------
Alan R.
 Latshaw         3,018,963.221   7,725.825    7,223.000    3,033,912.046
------------------------------------------------------------------------
Peter Meenan     3,017,382.342   9,306.704    7,223.000    3,033,912.046
------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      3,018,022.221   8,666.825    7,223.000    3,033,912.046
------------------------------------------------------------------------
Richard S.
 Trutanic        3,018,716.837   7,972.209    7,223.000    3,033,912.046
------------------------------------------------------------------------
Roman L. Weil    3,017,382.342   9,306.704    7,223.000    3,033,912.046
------------------------------------------------------------------------
John A.
 Weisser         3,017,382.342   9,306.704    7,223.000    3,033,912.046
------------------------------------------------------------------------
Brian A.
 Murdock         3,018,963.221   7,725.825    7,223.000    3,033,912.046
------------------------------------------------------------------------

This resulted in approval of the proposal.

                                                    www.mainstayfunds.com     25

TRUSTEES AND OFFICERS

The Trustees oversee the Fund and the Manager. Pursuant to notice, a Special Meeting of Shareholders of the Trust was held on May 4, 2007, at NYLIM's offices in Parsippany, New Jersey. The Trustees listed below were elected to serve the Trust effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                      NUMBER OF FUNDS
                          POSITION(S) HELD                                     IN FUND COMPLEX
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        -----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE*

        BRIAN A. MURDOCK  Indefinite;         Member of the Board of Managers        73         Director, Eclipse Funds Inc.
        3/14/56           Trustee since June  and President (since 2004) and                    since June 2007 (22 funds);
                          2007 and Chief      Chief Executive Officer (since                    Director, MainStay VP Series
                          Executive Officer   2006), New York Life Investment                   Fund, Inc., since 2006 (24
                          since 2006          Management LLC and New York                       portfolios); Director, ICAP
                                              Life Investment Management                        Funds, Inc., since 2006 (3
                                              Holdings LLC; Senior Vice                         funds); Trustee, The MainStay
                                              President, New York Life                          Funds since 2006 (21 funds)
                                              Insurance Company (since 2004);
                                              Chairman of the Board and
                                              President, NYLIFE Distributors
                                              LLC (since 2004); Member of the
                                              Board of Managers, NYLCAP
                                              Manager LLC and Madison Capital
                                              Funding LLC (since 2004),
                                              MacKay Shields LLC and
                                              Institutional Capital LLC
                                              (since 2006), and McMorgan &
                                              Company LLC (since 2007); Chief
                                              Executive Officer, Eclipse
                                              Funds Inc. (since 2006);
                                              Chairman (2006 to 2007) and
                                              Trustee and Chief Executive
                                              Officer (since 2006), The
                                              MainStay Funds; Chairman (2006
                                              to 2007) and Director and Chief
                                              Executive Officer (since 2006),
                                              MainStay VP Series Fund, Inc.;
                                              Director and Chief Executive
                                              Officer, ICAP Funds, Inc.
                                              (since 2006); Chief Investment
                                              Officer, MLIM Europe and Asia
                                              (2001 to 2003); President of
                                              Merrill Japan and Chairman of
                                              MLIM's Pacific Region (1999 to
                                              2001)
        -----------------------------------------------------------------------------------------------------------------------

* This Trustee considered to be an "interested person" of the Trust within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

 26   MainStay Mid Cap Opportunity Fund

                          TERM OF OFFICE,                                      NUMBER OF FUNDS
                          POSITION(S) HELD                                     IN FUND COMPLEX
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        -----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;         Partner, Strategic Management          73         Chairman since 2005 and
        8/12/51           Chairman since      Advisors LLC (since 1990)                         Director since 1990, Eclipse
                          2005 and Trustee                                                      Funds Inc. (22 funds); Chairman
                          since 2000                                                            and Director, ICAP Funds, Inc.,
                                                                                                since 2006 (3 funds); Chairman
                                                                                                and Trustee, The MainStay
                                                                                                Funds, since June 2007 (21
                                                                                                funds); Chairman and Director,
                                                                                                MainStay VP Series Fund, Inc.,
                                                                                                since June 2007 (24
                                                                                                portfolios); Trustee, Legg
                                                                                                Mason Partners Funds, Inc.,
                                                                                                since 1991 (30 portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;         Retired; Partner, Ernst & Young        73         Director, Eclipse Funds Inc.
        3/27/51           Trustee and Audit   LLP (2002 to 2003); Partner,                      since June 2007 (22 funds);
                          Committee           Arthur Andersen LLP (1989 to                      Director, ICAP Funds, Inc.,
                          Financial Expert    2002); Consultant to the Audit                    since June 2007 (3 funds);
                          since June 2007     and Compliance Committee of The                   Trustee, The MainStay Funds
                                              MainStay Funds (2004 to 2006)                     since 2006 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since June 2007 (24
                                                                                                portfolios); Trustee, State
                                                                                                Farm Associates Funds Trusts
                                                                                                since 2005 (3 portfolios);
                                                                                                Trustee, State Farm Mutual Fund
                                                                                                Trust since 2005 (15
                                                                                                portfolios); Trustee, State
                                                                                                Farm Variable Product Trust
                                                                                                since 2005 (9 portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;         Independent Consultant;                73         Director, Eclipse Funds Inc.
        12/5/41           Trustee since 2002  President and Chief Executive                     since 2002 (22 funds);
                                              Officer, Babson-United, Inc.                      Director, ICAP Funds, Inc.,
                                              (financial services firm) (2000                   since June 2007 (3 funds);
                                              to 2004); Independent                             Trustee, The MainStay Funds
                                              Consultant (1999 to 2000); Head                   since June 2007 (21 funds);
                                              of Global Funds, Citicorp (1995                   Director, MainStay VP Series
                                              to 1999)                                          Fund, Inc., since June 2007 (24
                                                                                                portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;         Managing Director, ICC Capital         73         Director, Eclipse Funds Inc.
        NOLAN, JR.        Trustee since June  Management; President--Shields/                   since June 2007 (22 funds);
        11/16/46          2007                Alliance, Alliance Capital                        Director, ICAP Funds, Inc.,
                                              Management (1994 to 2004)                         since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 2006 (24
                                                                                                portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;         Chairman (since 1990) and Chief        73         Director, Eclipse Funds Inc.
        TRUTANIC          Trustee since June  Executive Officer (1990 to                        since June 2007 (22 funds);
        2/13/52           2007                1999), Somerset Group                             Director, ICAP Funds, Inc.,
                                              (financial advisory firm);                        since June 2007 (3 funds);
                                              Managing Director and Advisor,                    Trustee, The MainStay Funds
                                              The Carlyle Group (private                        since 1994 (21 funds);
                                              investment firm) (2002 to                         Director, MainStay VP Series
                                              2004); Senior Managing Director                   Fund, Inc., since June 2007 (24
                                              and Partner, Groupe Arnault                       portfolios)
                                              S.A. (private investment firm)
                                              (1999 to 2002)
        -----------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     27

                          TERM OF OFFICE,                                      NUMBER OF FUNDS
                          POSITION(S) HELD                                     IN FUND COMPLEX
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        -----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;         V. Duane Rath Professor of             73         Director, Eclipse Funds Inc.
        5/22/40           Trustee and Audit   Accounting, Graduate School of                    since June 2007 (22 funds);
                          Committee           Business, University of                           Director, ICAP Funds, Inc.,
                          Financial Expert    Chicago; President, Roman L.                      since June 2007 (3 funds);
                          since June 2007     Weil Associates, Inc.                             Trustee, The MainStay Funds
                                              (consulting firm)                                 since June 2007 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1994 (24
                                                                                                portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;         Retired. Managing Director of          73         Director, Eclipse Funds Inc.
        10/22/41          Trustee since June  Salomon Brothers, Inc. (1971 to                   since June 2007 (22 funds);
                          2007                1995)                                             Director, ICAP Funds, Inc.,
                                                                                                since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1997 (24
                                                                                                portfolios); Trustee, Direxion
                                                                                                Funds (69 funds) and Direxion
                                                                                                Insurance Trust (45 funds)
                                                                                                since March 2007
        -----------------------------------------------------------------------------------------------------------------------

Lawrence Glacken and Robert P. Mulhearn resigned as Trustees of the Trust effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Trust effective June 7, 2007:

                          POSITION(S) HELD
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS
        --------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Chief Legal         Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Officer since 2004  York Life Investment Management LLC (including predecessor
        10/19/46                              advisory organizations) (since 2000); Secretary (since 2001)
                                              and General Counsel (since 2004), New York Life Investment
                                              Management Holdings LLC; Senior Vice President, New York
                                              Life Insurance Company (since 2000); Vice President and
                                              Secretary, McMorgan & Company LLC (since 2001); Secretary,
                                              NYLIM Service Company LLC (since 2005), NYLCAP Manager LLC
                                              (since 2004), Madison Capital Funding LLC (since 2002) and
                                              Institutional Capital LLC (since 2006); Chief Legal Officer,
                                              Eclipse Funds Inc., The MainStay Funds and MainStay VP
                                              Series Fund, Inc. (since 2004), McMorgan Funds (since 2005)
                                              and ICAP Funds, Inc. (since 2006); Managing Director and
                                              Senior Counsel, Lehman Brothers Inc. (1998 to 1999); General
                                              Counsel and Managing Director, JP Morgan Investment
                                              Management Inc. (1986 to 1998)
        --------------------------------------------------------------------------------------------------
        JACK R.           Treasurer and       Managing Director, New York Life Investment Management LLC
        BENINTENDE        Principal           (since June 2007); Treasurer and Principal Financial and
        5/12/64           Financial and       Accounting Officer, Eclipse Funds Inc., The MainStay Funds,
                          Accounting Officer  MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          since June 2007     June 2007); Vice President, Prudential Investments (2000 to
                                              2007); Assistant Treasurer, JennisonDryden Family of Funds,
                                              Target Portfolio Trust, The Prudential Series Fund and
                                              American Skandia Trust (2006 to 2007); Treasurer and
                                              Principal Financial Officer, The Greater China Fund (2007)
        --------------------------------------------------------------------------------------------------
        STEPHEN P.        President since     Senior Managing Director and Chief Marketing Officer, New
        FISHER            March 2007          York Life Investment Management LLC (since 2005); Managing
        2/22/59                               Director--Retail Marketing, New York Life Investment
                                              Management LLC (2003 to 2005); President, Eclipse Funds
                                              Inc., The MainStay Funds, MainStay VP Series Fund, Inc., and
                                              ICAP Funds, Inc. (since March 2007); Managing Director, UBS
                                              Global Asset Management (1999 to 2003)
        --------------------------------------------------------------------------------------------------
        SCOTT T.          Vice President--    Director, New York Life Investment Management LLC (including
        HARRINGTON        Administration      predecessor advisory organizations) (since 2000); Executive
        2/8/59            since 2005          Vice President, New York Life Trust Company (since 2006);
                                              Vice President--Administration, Eclipse Funds Inc., MainStay
                                              VP Series Fund, Inc., and The MainStay Funds (since 2005)
                                              and ICAP Funds, Inc. (since 2006)
        --------------------------------------------------------------------------------------------------

 28   MainStay Mid Cap Opportunity Fund

                          POSITION(S) HELD
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS
        --------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Senior Vice         Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           President and       2006) and Managing Director and Chief Compliance Officer
        12/16/65          Chief Compliance    (2003 to 2006), New York Life Investment Management LLC and
                          Officer since 2006  New York Life Investment Management Holdings LLC; Senior
                                              Managing Director, Compliance (since 2006) and Managing
                                              Director, Compliance (2003 to 2006), NYLIFE Distributors
                                              LLC; Chief Compliance Officer, NYLCAP Manager LLC (since
                                              2006); Senior Vice President and Chief Compliance Officer,
                                              Eclipse Funds Inc., The MainStay Funds, MainStay VP Series
                                              Fund, Inc., and ICAP Funds, Inc. (since 2006); Vice
                                              President--Compliance, Eclipse Funds Inc., The MainStay
                                              Funds and MainStay VP Series Fund, Inc. (2004 to 2006);
                                              Deputy Chief Compliance Officer, New York Life Investment
                                              Management LLC (2002 to 2003); Vice President and Compliance
                                              Officer, Goldman Sachs Asset Management (1999 to 2002)
        --------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Secretary since     Managing Director and Associate General Counsel, New York
        MORRISON*         2004                Life Investment Management LLC (since 2005); Managing
        3/26/56                               Director and Secretary, NYLIFE Distributors LLC (since
                                              2005); Secretary, Eclipse Funds Inc., The MainStay Funds and
                                              MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                              Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                              Vice President and Corporate Counsel, The Prudential
                                              Insurance Company of America (2000 to 2004)
        --------------------------------------------------------------------------------------------------

* In addition to serving as Secretary to the Trust, effective January 1, 2008, Marguerite E.H. Morrison will assume the role as Chief Legal Officer to the Trust.

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Trust effective June 7, 2007.

Christopher O. Blunt resigned as President of the Trust effective March 10,
2007.

Patrick G. Boyle resigned as Executive Vice President of the Trust effective June 7, 2007.

Tony H. Elavia resigned as Senior Vice President of the Trust effective June 7, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Trust effective March 19, 2007.

                                                    www.mainstayfunds.com     29

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay All Cap Growth Fund
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund(2)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(2)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay 130/30 High Yield Fund(2)
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INSTITUTIONAL BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(3)
Chicago, Illinois

MACKAY SHIELDS LLC(3)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

MCMORGAN & COMPANY LLC(3)
San Francisco, California

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. Offered only to residents of Connecticut, Maryland, New Jersey, and New York.
3. An affiliate of New York Life Investment Management LLC.
                         Not part of the Annual Report

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                              Eclipse Funds
                                                      SEC File Number: 811-04847

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.

NYLIM-AO11871         (RECYCLE LOGO)                     MS329-07   MSMR11-12/07
                                                                              A5

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    SMALL CAP OPPORTUNITY FUND

                    Message from the President
                    and
                    Annual Report
                    October 31, 2007

MESSAGE FROM
THE PRESIDENT

The 12-month period ended October 31, 2007, was a dynamic one for mutual fund investors. U.S. equity markets generally advanced, with growth stocks out-performing value stocks at all capitalization levels. Although past performance is no guarantee of future results, international stocks as a whole provided even stronger returns for U.S. investors.

The progress of the equity markets, however, was far from steady. In February, weakness in Asian markets led to sharp price declines around the globe. The correction caused many investors to reconsider whether China and other emerging economies could sustain their rapid growth. Fortunately, strong corporate-earnings reports and positive economic news helped the stock market regain its footing.

In July and August, difficulties in the subprime-mortgage market led to another stock-market correction. A number of high-profile mortgage originators either closed their doors or were sold to larger entities. Other leading financial services firms faced major write-offs because of subprime-mortgage exposure.

The Federal Open Market Committee (FOMC) took prompt action to increase liquidity and stabilize the financial markets by lowering the discount rate and the federal funds target rate during the reporting period. These Federal Reserve moves helped calm investor concerns, and the stock market generally advanced from August 16, 2007, the date of an unscheduled FOMC meeting, through the end of October 2007.

Difficulties in the subprime-mortgage market led to a "flight to quality," or a general movement toward fixed-income securities that carry lower risk. As demand for short- and intermediate-term Treasury securities increased, yields fell across much of the maturity spectrum. Yields rose, however, on 20-and 30-year Treasury bonds, and the yield curve steepened during the 12-month reporting period.

High-yield bonds rallied from November 2006 through May 2007. But in June and July, the yield differences--or spreads--between high-yield bonds and comparable Treasury securities began to widen. At the end of October 2007, these spreads were wider than when the reporting period began, making high-yield securities more attractive to investors willing to accept higher risk.

To help investors address the challenges of today's ever-changing markets, New York Life Investment Management LLC provides access to seven institutional investment boutiques, each with its own proprietary research and investment culture. As advisors and subadvisors to MainStay Funds, these boutiques bring a wealth of experience and market insight to our shareholders. The portfolio managers of each MainStay Fund seek to consistently apply time-tested investment principles across a wide variety of market environments.

The report that follows provides more specific information about the market forces and investment decisions that affected your investment in MainStay Funds from November 1, 2006, through October 31, 2007. Please read the report carefully. As you do, bear in mind that this annual report reflects just a short segment of your lifetime investment journey. We look forward to continuing to work with you, wherever that journey may lead.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President


                         Not part of the Annual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY
                    SMALL CAP OPPORTUNITY FUND

                    MainStay Funds

                    Annual Report

                    October 31, 2007

TABLE OF CONTENTS


Annual Report
--------------------------------------------------------------------------------

Investment and Performance Comparison                                          5
--------------------------------------------------------------------------------


Portfolio Management Discussion and Analysis                                   9
--------------------------------------------------------------------------------


Portfolio of Investments                                                      10
--------------------------------------------------------------------------------


Financial Statements                                                          15
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 20
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                       25
--------------------------------------------------------------------------------

Federal Income Tax Information                                                26
--------------------------------------------------------------------------------


Proxy Voting Policies and Procedures and Proxy Voting Record                  26
--------------------------------------------------------------------------------


Shareholder Reports and Quarterly Portfolio Disclosure                        26
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               26
--------------------------------------------------------------------------------

Trustees and Officers                                                         27

INVESTMENT AND PERFORMANCE COMPARISON (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE      FIVE     TEN
TOTAL RETURNS             YEAR    YEARS    YEARS
------------------------------------------------
With sales charges       -11.25%   15.57%   8.26%
Excluding sales charges   -6.09    16.89    8.87

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          CLASS A                    RUSSELL 2000 VALUE INDEX
                                                                          -------                    ------------------------
10/31/97                                                                    9450                              10000
                                                                            9072                               9231
                                                                            9465                               9297
                                                                            9620                              10905
                                                                            9594                              11860
                                                                           10136                              11560
                                                                           14352                              16217
                                                                           17264                              19135
                                                                           21176                              21630
                                                                           23547                              26582
10/31/07                                                                   22113                              27127

CLASS B SHARES--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF
PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE     FIVE     TEN
TOTAL RETURNS             YEAR    YEARS   YEARS
-----------------------------------------------
With sales charges       -11.46%  15.78%   7.95%
Excluding sales charges   -6.81   16.00    7.95

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          CLASS B                    RUSSELL 2000 VALUE INDEX
                                                                          -------                    ------------------------
10/31/97                                                                   10000                              10000
                                                                            9482                               9231
                                                                            9784                               9297
                                                                            9863                              10905
                                                                            9765                              11860
                                                                           10237                              11560
                                                                           14408                              16217
                                                                           17197                              19135
                                                                           20910                              21630
                                                                           23068                              26582
10/31/07                                                                   21498                              27127

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
With sales charges       -7.73%  16.03%   7.98%
Excluding sales charges  -6.80   16.03    7.98

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                          CLASS C                    RUSSELL 2000 VALUE INDEX
                                                                          -------                    ------------------------
10/31/97                                                                   10000                              10000
                                                                            9482                               9231
                                                                            9792                               9297
                                                                            9871                              10905
                                                                            9764                              11860
                                                                           10246                              11560
                                                                           14434                              16217
                                                                           17218                              19135
                                                                           20958                              21630
                                                                           23121                              26582
10/31/07                                                                   21548                              27127

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital-gain distributions. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. From inception (1/12/87) through 12/31/03, performance for Class A and B shares (each first offered 1/2/04)

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
                         -5.69%  17.35%   9.23%

(PERFORMANCE GRAPH)

                                                                          CLASS I                    RUSSELL 2000 VALUE INDEX
                                                                          -------                    ------------------------
10/31/97                                                                   10000                              10000
                                                                            9637                               9231
                                                                           10081                               9297
                                                                           10269                              10905
                                                                           10269                              11860
                                                                           10869                              11560
                                                                           15439                              16217
                                                                           18639                              19135
                                                                           22953                              21630
                                                                           25646                              26582
10/31/07                                                                   24187                              27127

                                                          ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    YEAR    YEARS    YEARS
-------------------------------------------------------------------------------

Russell 2000(R) Value Index(1)                            2.05%  18.60%   10.49%
Average Lipper small-cap value fund(2)                    6.26   17.60     9.72

includes the historical performance of Class I shares adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class A and B shares upon initial offer. Prior to 1/2/04, the Fund offered Class L shares, which were subject to a 1.00% sales charge and a 1.00% CDSC on redemptions within one year of purchase. From inception through 12/29/02, performance for Class L shares (first offered 12/30/02) includes the historical performance of Class I shares adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class L shares. Effective 1/02/04, all outstanding Class L shares of the Fund were converted to Class C shares, redesignated Class C shares or both.
1. The Russell 2000(R) Value Index is an unmanaged index that measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. The Russell 2000(R) Value Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly in an index.
2. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay Small Cap Opportunity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY SMALL CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2007, to October 31, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2007, to October 31, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended October 31, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            5/1/07            10/31/07          PERIOD(1)           10/31/07           PERIOD(1)

CLASS A SHARES                        $1,000.00          $887.20            $ 7.90            $1,016.70            $ 8.44
---------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                        $1,000.00          $882.75            $11.44            $1,012.95            $12.23
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00          $883.25            $11.44            $1,012.95            $12.23
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00          $889.45            $ 5.67            $1,019.05            $ 6.06
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's net annualized expense ratio of each class (1.66% for Class A, 2.41% for Class B and Class C, and 1.19% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2007

(PORTFOLIO COMPOSITION PIE CHART)

                                                SHORT-TERM INVESTMENTS
                                              (COLLATERAL FROM SECURITIES                               LIABILITIES IN EXCESS OF
COMMON STOCKS                                      LENDING IS 25.2%)            FUTURES CONTRACTS         CASH AND OTHER ASSETS
-------------                                 ---------------------------       -----------------       ------------------------
98.2                                                      27.3                         0*                         (25.5)

* Less than one-tenth of a percent.

See Portfolio of Investments on page 10 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF OCTOBER 31, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  CF Industries Holdings, Inc.
 2.  Westar Energy, Inc.
 3.  Platinum Underwriters Holdings, Ltd.
 4.  Aspen Insurance Holdings, Ltd.
 5.  Portland General Electric Co.
 6.  Exterran Holdings, Inc.
 7.  South Financial Group, Inc. (The)
 8.  DiamondRock Hospitality Co.
 9.  LaSalle Hotel Properties
10.  Max Capital Group, Ltd.

 8   MainStay Small Cap Opportunity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Daniel Glickman and Victor Samoilovich of New York Life Investment Management LLC

HOW DID MAINSTAY SMALL CAP OPPORTUNITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE 12-MONTH REPORTING PERIOD?

Excluding all sales charges, MainStay Small Cap Opportunity Fund returned -6.09% for Class A shares, -6.81% for Class B shares and -6.80% for Class C shares for the 12 months ended October 31, 2007. Over the same period, Class I shares returned -5.69%. All share classes underperformed the 6.26% return of the average Lipper(1) small-cap value fund and the 2.05% return of the Russell 2000(R) Value Index(2) for the six months ended October 31, 2007. The Russell 2000(R) Value Index is the Fund's broad-based securities-market index. See page 5 for returns with sales charges.

WHAT FACTORS WERE RESPONSIBLE FOR THE FUND'S RELATIVE PERFORMANCE?

The Fund's weak relative performance resulted primarily from stock selection in financials, energy and industrials. The Fund's exposure to value factors, which are a part of the Fund's propietary model, contributed to the Fund's negative performance.

WHICH SECTORS HAD THE STRONGEST POSITIVE IMPACT ON THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD AND WHICH SECTORS WERE WEAK?

The Fund's strongest-performing sectors were materials, health care and telecommunication services. The Fund's weakest-performing sectors were financials, consumer discretionary and utilities.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE FUND'S BEST PERFORMERS AND WHICH STOCKS WERE THE WEAKEST?

Among the strongest individual contributors to the Fund's performance were CF Industries, TBS International and Ohio Casualty. Another positive contributor was Chaparral Steel, which was acquired by Gerdau Ameristeel during the reporting period. Detractors from the Fund's performance included Triad Guaranty, American Home Mortgage Investment and USEC.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The Fund seeks stocks that have attractive relative valuations and exhibit strong price trends. Among the stocks that fit the Fund's purchase criteria during the reporting period were GrafTech International and Oil States International. Among the stocks the Fund sold because of unattractive valuations were Chiquita Brands and Manitowoc Company.

WERE THERE ANY NOTABLE CHANGES IN THE FUND'S WEIGHTINGS DURING THE REPORTING PERIOD?

Weighting changes in the Fund result from a combination of security performance and the Fund's proprietary quantitative security selection process. During the reporting period, the Fund's weighting relative to the Russell 2000(R) Value Index substantially increased in information technology and moderately increased in health care. Over the same period, the Fund's weightings moderately decreased in industrials and materials.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2007, the Fund was moderately overweight relative to the Russell 2000(R) Value Index in information technology and health care. As of the same date, the Fund was moderately underweight in the financials and materials sectors.


Stocks of small-capitalization companies may be subject to greater price volatility, significantly lower trading volumes, and greater spreads between bid and ask prices than stocks of larger companies. Small companies may be more vulnerable to adverse business or market developments than mid- or large-capitalization companies. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The Fund's use of securities lending presents the risk of default by the borrower, which may result in a loss to the Fund. See additional securities-lending disclosure in the Notes to Financial Statements (Note 2). The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the Russell 2000(R) Value
Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                     www.mainstayfunds.com     9

PORTFOLIO OF INVESTMENTS+++ OCTOBER 31, 2007


                                                         SHARES                 VALUE
COMMON STOCKS (98.2%)+
-------------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.4%)
DynCorp International, Inc. (a)                         220,962   $         5,002,580
Triumph Group, Inc. (b)                                 120,264             9,575,420
                                                                  -------------------
                                                                           14,578,000
                                                                  -------------------
AIR FREIGHT & LOGISTICS (0.3%)
ABX Air, Inc. (a)                                       259,550             1,640,357
Dynamex, Inc. (a)                                        21,249               630,670
Pacer International, Inc.                                75,262             1,109,362
                                                                  -------------------
                                                                            3,380,389
                                                                  -------------------
AUTO COMPONENTS (0.8%)
Lear Corp. (a)                                          203,534             7,231,563
Superior Industries International, Inc. (b)              35,345               714,322
                                                                  -------------------
                                                                            7,945,885
                                                                  -------------------
AUTOMOBILES (0.2%)
Monaco Coach Corp.                                      173,673             2,014,607
                                                                  -------------------

BIOTECHNOLOGY (1.9%)
Applera Corp.--Celera Group (a)                         287,394             4,687,396
MannKind Corp. (a)(b)                                   142,570             1,301,664
Neurocrine Biosciences, Inc. (a)(b)                     210,563             1,947,708
Onyx Pharmaceuticals, Inc. (a)(b)                        78,871             3,684,064
OSI Pharmaceuticals, Inc. (a)                            72,470             3,012,578
Pharmion Corp. (a)                                       53,179             2,558,973
Telik, Inc. (a)(b)                                      487,324             1,998,028
                                                                  -------------------
                                                                           19,190,411
                                                                  -------------------
CAPITAL MARKETS (1.2%)
Capital Southwest Corp. (b)                              11,946             1,459,323
Epoch Holding Corp. (b)                                  19,471               273,373
Hercules Technology Growth
 Capital, Inc. (b)                                      267,283             3,429,241
Piper Jaffray Cos., Inc. (a)(b)                         132,159             6,792,973
                                                                  -------------------
                                                                           11,954,910
                                                                  -------------------
CHEMICALS (3.9%)
V  CF Industries Holdings, Inc. (b)                     250,166            21,989,591
Innospec, Inc. (b)                                      256,534             5,461,609
Koppers Holdings, Inc.                                  179,288             8,032,102
Rockwood Holdings, Inc. (a)                              53,105             2,075,874
Sensient Technologies Corp.                              65,163             1,947,722
Valhi, Inc. (b)                                          14,200               378,998
                                                                  -------------------
                                                                           39,885,896
                                                                  -------------------
COMMERCIAL BANKS (9.2%)
1st Source Corp.                                         23,013               442,770
Ameris Bancorp (b)                                       66,827             1,126,703
Arrow Financial Corp.                                    13,592               306,365
BancFirst Corp.                                          37,502             1,704,091
Banco Latinoamericano de Exportaciones S.A.             165,726             3,226,685
Bancorp, Inc./Wilmington, DE (a)                         10,429               187,201
Bank of Granite Corp.                                    42,783               540,349


                                                         SHARES                 VALUE
COMMERCIAL BANKS (CONTINUED)
Bank of the Ozarks, Inc. (b)                             32,334   $           936,069
Banner Corp. (b)                                         81,986             2,677,663
Camden National Corp.                                    12,710               421,591
Capital City Bank Group, Inc. (b)                         9,948               280,434
Capital Corp. of the West                                13,795               268,313
Centennial Bank Holdings, Inc. (a)                       55,030               302,665
Chemical Financial Corp. (b)                             25,530               638,250
City Holding Co.                                         85,618             3,237,217
Columbia Bancorp, OR (b)                                 16,800               305,760
Community Bancorp/NV (a)                                 76,582             1,552,317
Community Trust Bancorp, Inc.                            56,966             1,660,559
F.N.B. Corp. (b)                                        103,883             1,726,535
First Bancorp North Carolina                             24,768               448,053
First Bancorp Puerto Rico                                41,721               366,728
First Community Bancshares, Inc. (b)                     38,125             1,309,213
First Financial Bankshares, Inc. (b)                     23,098               901,515
First Financial Corp., IN (b)                            14,534               445,758
First Merchants Corp.                                    73,556             1,621,910
First Regional Bancorp (a)                               49,689             1,167,692
First South Bancorp, Inc.                                   920                22,982
FNB Corp., VA                                            22,314               643,982
Great Southern Bancorp, Inc. (b)                         44,291             1,036,409
Greene County Bancshares, Inc. (b)                       47,164             1,511,606
Hancock Holding Co. (b)                                  69,926             2,659,286
Hanmi Financial Corp.                                   477,285             5,259,681
Heartland Financial USA, Inc. (b)                        10,483               209,031
Horizon Financial Corp.                                  59,891             1,038,510
Independent Bank Corp.                                   36,780             1,087,952
Intervest Bancshares Corp.                               74,767             1,561,883
Lakeland Financial Corp. (b)                             38,187               798,490
MainSource Financial Group, Inc.                         16,058               269,935
Mercantile Bank Corp.                                    16,814               308,201
MetroCorp Bancshares, Inc.                                9,300               128,898
National Penn Bancshares, Inc. (b)                       65,486             1,104,102
Pacific Capital Bancorp (b)                              66,279             1,373,964
Peoples Bancorp, Inc.                                    14,721               367,583
Preferred Bank                                           61,647             1,832,765
PremierWest Bancorp                                      33,191               394,973
Provident Bankshares Corp. (b)                          132,288             3,263,545
Renasant Corp.                                           39,929               928,349
SCBT Financial Corp.                                     10,502               335,539
Shore Bancshares, Inc. (b)                                8,117               193,428
Sierra Bancorp (b)                                        5,287               143,701
Simmons First National Corp. Class A                     23,857               645,093
V  South Financial Group, Inc. (The)                    632,050            13,058,153

+ Percentages indicated are based on Fund net assets.V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 10   MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES                 VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
COMMERCIAL BANKS (CONTINUED)
Southwest Bancorp, Inc.                                  45,526   $           861,807
Sterling Bancshares, Inc.                               224,427             2,738,009
Sterling Financial Corp./PA                              42,854               786,371
Susquehanna Bancshares, Inc. (b)                        337,664             6,810,683
Taylor Capital Group, Inc.                               89,440             2,312,918
Tompkins Financial Corp.                                  6,686               277,736
Trico Bancshares                                         15,713               347,257
Trustmark Corp.                                         223,263             6,025,868
UMB Financial Corp.                                      68,754             2,887,668
Union Bankshares Corp.                                   18,071               386,177
Univest Corp. of Pennsylvania (b)                         6,804               148,872
Virginia Financial Group, Inc.                           14,600               264,990
Washington Trust Bancorp, Inc.                           17,115               426,677
Wilshire Bancorp, Inc.                                  150,997             1,555,269
                                                                  -------------------
                                                                           93,810,749
                                                                  -------------------
COMMERCIAL SERVICES & SUPPLIES (6.2%)
ABM Industries, Inc.                                    367,449             8,642,400
Bowne & Co., Inc.                                       351,067             6,101,544
CBIZ, Inc. (a)(b)                                       142,749             1,284,741
CDI Corp.                                                87,607             2,414,449
Consolidated Graphics, Inc. (a)                         102,837             6,579,511
Ennis, Inc.                                              52,784             1,078,905
GeoEye, Inc. (a)                                        287,622             9,005,445
IHS, Inc. Class A (a)                                    23,236             1,465,030
IKON Office Solutions, Inc. (b)                         631,824             8,340,077
Innerworkings, Inc. (a)                                   1,985                31,939
Kelly Services, Inc. Class A                             46,286               973,395
RSC Holdings, Inc. (a)(b)                                84,475             1,229,111
School Specialty, Inc. (a)                               49,042             1,655,168
Spherion Corp. (a)                                      361,389             3,151,312
Standard Parking Corp. (a)                               37,764             1,620,076
United Stationers, Inc. (a)                              63,785             3,693,789
Viad Corp.                                              169,405             6,003,713
                                                                  -------------------
                                                                           63,270,605
                                                                  -------------------
COMMUNICATIONS EQUIPMENT (1.2%)
Avocent Corp. (a)                                        66,339             1,793,143
Infinera Corp. (a)(b)                                   126,753             2,797,439
Network Equipment Technologies, Inc. (a)                  1,247                18,580
OpNext, Inc. (a)                                        101,470             1,207,493
Starent Networks Corp. (a)(b)                           269,419             6,676,203
                                                                  -------------------
                                                                           12,492,858
                                                                  -------------------
COMPUTERS & PERIPHERALS (0.7%)
Data Domain, Inc. (a)(b)                                 97,304             3,358,934
Quantum Corp. (a)                                       913,429             3,653,716
Silicon Graphics, Inc. (a)(b)                            29,661               555,847
                                                                  -------------------
                                                                            7,568,497
                                                                  -------------------


                                                         SHARES                 VALUE
CONSTRUCTION & ENGINEERING (0.0%)++
EMCOR Group, Inc. (a)                                    14,010   $           482,364
                                                                  -------------------
CONSUMER FINANCE (0.5%)
Advanta Corp. Class B                                    79,483             1,255,831
Cash America International, Inc.                         97,326             3,795,714
                                                                  -------------------
                                                                            5,051,545
                                                                  -------------------
CONTAINERS & PACKAGING (0.5%)
Silgan Holdings, Inc.                                    86,288             4,708,736
                                                                  -------------------
DIVERSIFIED CONSUMER SERVICES (1.2%)
Corinthian Colleges, Inc. (a)                           230,567             3,778,993
Stewart Enterprises, Inc. Class A                       100,605               912,487
Strayer Education, Inc.                                  41,342             7,708,629
                                                                  -------------------
                                                                           12,400,109
                                                                  -------------------
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Ampal American Israel Class A (a)(b)                     11,756                80,881
NewStar Financial, Inc. (a)                              25,179               252,797
Primus Guaranty, Ltd. (a)(b)                            169,515             1,552,757
                                                                  -------------------
                                                                            1,886,435
                                                                  -------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
Cincinnati Bell, Inc. (a)                             1,659,754             8,995,867
Golden Telecom, Inc. (b)                                 56,103             5,803,855
                                                                  -------------------
                                                                           14,799,722
                                                                  -------------------
ELECTRIC UTILITIES (5.4%)
ALLETE, Inc. (b)                                        119,520             5,221,829
Central Vermont Public Service Corp.                     36,547             1,161,464
El Paso Electric Co. (a)                                168,768             4,109,501
Empire District Electric Co. (The)                       20,753               499,110
V  Portland General Electric Co.                        636,159            17,907,876
Sierra Pacific Resources                                321,330             5,420,837
V  Westar Energy, Inc.                                  783,471            20,855,998
                                                                  -------------------
                                                                           55,176,615
                                                                  -------------------
ELECTRICAL EQUIPMENT (0.5%)
GrafTech International, Ltd. (a)                        219,865             4,155,449
Preformed Line Products Co.                                 496                27,220
Regal-Beloit Corp.                                       21,978             1,077,801
                                                                  -------------------
                                                                            5,260,470
                                                                  -------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.3%)
Agilysys, Inc.                                          348,342             6,026,317
Anixter International, Inc. (a)(b)                       93,065             6,686,720
Insight Enterprises, Inc. (a)(b)                        354,200             9,790,088
Kemet Corp. (a)                                         784,797             5,548,515
MTS Systems Corp.                                        53,813             2,394,140
Park Electrochemical Corp.                              162,884             5,101,527
Technitrol, Inc.                                        263,951             7,762,799
                                                                  -------------------
                                                                           43,310,106
                                                                  -------------------
ENERGY EQUIPMENT & SERVICES (2.7%)
V  Exterran Holdings, Inc. (a)                          171,675            14,455,035
Gulfmark Offshore, Inc. (a)                              64,204             2,990,622

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11


                                                         SHARES                 VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (CONTINUED)
Oil States International, Inc. (a)(b)                   221,951   $         9,586,064
                                                                  -------------------
                                                                           27,031,721
                                                                  -------------------
FOOD & STAPLES RETAILING (0.3%)
Ingles Markets, Inc. Class A                             92,497             2,566,792
Village Super Market                                      3,779               206,296
                                                                  -------------------
                                                                            2,773,088
                                                                  -------------------
FOOD PRODUCTS (2.3%)
Fresh Del Monte Produce, Inc.                            79,911             2,899,171
Imperial Sugar Co. (b)                                  329,086             8,487,128
Sanderson Farms, Inc. (b)                                58,158             2,023,898
Seaboard Corp. (b)                                        5,954             9,716,928
                                                                  -------------------
                                                                           23,127,125
                                                                  -------------------
GAS UTILITIES (0.2%)
Nicor, Inc.                                              18,933               819,231
Piedmont Natural Gas Co., Inc. (b)                       56,296             1,437,237
                                                                  -------------------
                                                                            2,256,468
                                                                  -------------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Conceptus, Inc. (a)                                      55,943             1,226,830
CONMED Corp. (a)                                         21,797               619,907
Inverness Medical Innovations, Inc. (a)                  95,869             5,760,768
Spectranetics Corp. (a)(b)                               77,303             1,236,848
STERIS Corp.                                             44,087             1,280,286
SurModics, Inc. (a)(b)                                   48,929             2,776,231
Zoll Medical Corp. (a)                                   95,547             2,337,080
                                                                  -------------------
                                                                           15,237,950
                                                                  -------------------
HEALTH CARE PROVIDERS & SERVICES (2.1%)
American Dental Partners, Inc. (a)                       13,555               336,028
AMERIGROUP Corp. (a)(b)                                 155,385             5,438,475
Apria Healthcare Group, Inc. (a)                         85,735             2,072,215
Chemed Corp.                                             58,544             3,355,742
Cross Country Healthcare, Inc. (a)                      116,509             1,830,356
Healthspring, Inc. (a)                                  153,056             3,214,176
MedCath Corp. (a)                                       126,715             3,513,807
Res-Care, Inc. (a)                                       32,709               803,333
Sunrise Senior Living, Inc. (a)(b)                       12,129               448,773
                                                                  -------------------
                                                                           21,012,905
                                                                  -------------------
HOTELS, RESTAURANTS & LEISURE (2.2%)
Bob Evans Farms, Inc.                                    78,476             2,211,454
CBRL Group, Inc.                                        101,774             4,060,783
Domino's Pizza, Inc. (b)                                350,011             5,404,170
Isle of Capri Casinos, Inc. (a)(b)                       43,546               881,807
Jack in the Box, Inc. (a)(b)                             95,806             3,005,434
Papa John's International, Inc. (a)(b)                  285,505             6,652,267
                                                                  -------------------
                                                                           22,215,915
                                                                  -------------------
HOUSEHOLD DURABLES (2.1%)
American Greetings Corp. Class A                        275,707             7,262,122


                                                         SHARES                 VALUE
HOUSEHOLD DURABLES (CONTINUED)
Ethan Allen Interiors, Inc. (b)                         137,025   $         4,228,592
National Presto Industries, Inc.                         73,109             4,016,608
Syntax-Brillian Corp. (a)(b)                            120,164               541,940
Tupperware Brands Corp.                                 162,413             5,863,109
                                                                  -------------------
                                                                           21,912,371
                                                                  -------------------
INSURANCE (7.6%)
V  Aspen Insurance Holdings, Ltd. (b)                   715,226            19,568,583
FPIC Insurance Group, Inc. (a)                           16,079               671,781
Horace Mann Educators Corp.                             116,022             2,400,495
IPC Holdings, Ltd.                                      154,307             4,615,322
V  Max Capital Group, Ltd. (b)                          384,245            10,870,291
Montpelier Re Holdings, Ltd.                            119,101             2,131,908
National Western Life Insurance Co. Class A                 291                63,228
Odyssey Re Holdings Corp.                               133,192             4,952,079
Phoenix Cos., Inc. (The)                                532,792             7,341,874
V  Platinum Underwriters Holdings, Ltd.                 549,645            19,787,220
United America Indemnity, Ltd. Class A (a)               33,337               735,081
Zenith National Insurance Corp.                         115,771             4,651,679
                                                                  -------------------
                                                                           77,789,541
                                                                  -------------------
INTERNET & CATALOG RETAIL (0.1%)
Priceline.com, Inc. (a)(b)                               10,953             1,019,724
                                                                  -------------------

INTERNET SOFTWARE & SERVICES (4.2%)
Asiainfo Holdings, Inc. (a)                              90,535             1,107,243
CMGI, Inc. (a)                                        3,608,658             5,088,208
CNET Networks, Inc. (a)(b)                              287,666             2,324,341
DealerTrack Holdings, Inc. (a)                           65,236             3,202,435
Equinix, Inc. (a)(b)                                     66,074             7,708,193
Imergent, Inc. (b)                                      163,537             3,944,512
Mercadolibre, Inc. (a)(b)                               142,237             6,355,149
NIC, Inc.                                                40,519               294,978
Omniture, Inc. (a)(b)                                   209,191             7,145,965
S1 Corp. (a)                                            222,808             1,876,043
SAVVIS, Inc. (a)                                         87,477             3,304,881
Terremark Worldwide, Inc. (a)(b)                         63,408               490,144
                                                                  -------------------
                                                                           42,842,092
                                                                  -------------------
IT SERVICES (0.9%)
CIBER, Inc. (a)                                         277,843             2,164,397
MPS Group, Inc. (a)                                     547,033             6,679,273
TNS, Inc.                                                31,352               506,335
                                                                  -------------------
                                                                            9,350,005
                                                                  -------------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Leapfrog Enterprises, Inc. (a)                           75,932               568,731
Sturm, Ruger & Co., Inc. (a)                            112,646             1,053,240
                                                                  -------------------
                                                                            1,621,971
                                                                  -------------------

 12   MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES                 VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES (0.7%)
Bio-Rad Laboratories, Inc. Class A (a)                   22,991   $         2,220,471
Varian, Inc. (a)                                         72,144             5,330,720
                                                                  -------------------
                                                                            7,551,191
                                                                  -------------------
MACHINERY (2.7%)
Cascade Corp.                                            90,402             5,693,518
Chart Industries, Inc. (a)                              110,427             3,622,006
EnPro Industries, Inc. (a)                               41,100             1,685,511
Greenbrier Cos., Inc. (The) (b)                         127,172             3,396,764
Hardinge, Inc.                                          109,503             3,540,232
NACCO Industries, Inc. Class A                           91,881             9,517,953
                                                                  -------------------
                                                                           27,455,984
                                                                  -------------------
MARINE (2.6%)
Eagle Bulk Shipping, Inc. (b)                           297,611            10,145,559
Genco Shipping & Trading, Ltd. (b)                      102,482             7,367,431
TBS International, Ltd. (a)(b)                          137,781             8,658,158
                                                                  -------------------
                                                                           26,171,148
                                                                  -------------------
MEDIA (1.5%)
Belo Corp. Class A                                      282,181             5,220,349
Cinemark Holdings, Inc.                                 118,078             2,032,122
DG FastChannel, Inc. (a)(b)                              81,964             2,015,495
Entravision Communications Corp. Class A (a)            467,374             4,253,103
Fisher Communications, Inc. (a)                           6,700               323,409
GateHouse Media, Inc. (b)                                88,582             1,017,807
Lin TV Corp. Class A (a)                                 45,625               664,756
                                                                  -------------------
                                                                           15,527,041
                                                                  -------------------
METALS & MINING (1.2%)
A.M. Castle & Co.                                       105,412             3,172,901
Apex Silver Mines, Ltd. (a)(b)                          291,288             5,971,404
Metal Management, Inc.                                   53,742             2,825,217
                                                                  -------------------
                                                                           11,969,522
                                                                  -------------------
OIL, GAS & CONSUMABLE FUELS (3.4%)
BPZ Resources, Inc. (a)(b)                               83,845               957,510
Encore Acquisition Co. (a)(b)                           199,117             7,307,594
EXCO Resources, Inc. (a)(b)                             547,315             9,238,677
Mariner Energy, Inc. (a)                                 46,218             1,155,450
McMoRan Exploration Co. (a)(b)                          505,549             6,157,587
Stone Energy Corp. (a)                                  116,890             5,210,956
Warren Resources, Inc. (a)(b)                           289,287             4,391,377
                                                                  -------------------
                                                                           34,419,151
                                                                  -------------------
PERSONAL PRODUCTS (0.6%)
NBTY, Inc. (a)                                          153,828             5,476,277
Nu Skin Enterprises, Inc. Class A                        42,555               734,925
                                                                  -------------------
                                                                            6,211,202
                                                                  -------------------
PHARMACEUTICALS (0.5%)
Durect Corp. (a)                                         27,140               157,955


                                                         SHARES                 VALUE
PHARMACEUTICALS (CONTINUED)
Pain Therapeutics, Inc. (a)(b)                           81,176   $           832,866
Perrigo Co.                                             170,379             4,039,686
                                                                  -------------------
                                                                            5,030,507
                                                                  -------------------
REAL ESTATE INVESTMENT TRUSTS (8.0%)
Agree Realty Corp.                                       56,336             1,824,160
Anthracite Capital, Inc. (b)                            439,023             3,652,671
Deerfield Triarc Capital Corp. (b)                      527,213             5,034,884
V  DiamondRock Hospitality Co.                          676,381            12,959,460
Equity One, Inc. (b)                                    142,080             3,719,654
First Industrial Realty Trust, Inc.                      88,068             3,588,771
Franklin Street Properties Corp. (b)                     70,861             1,151,491
GMH Communities Trust                                   115,689               853,785
Gramercy Capital Corp. (b)                              165,102             4,353,740
Highwoods Properties, Inc.                               81,469             2,929,625
Investors Real Estate Trust                             161,868             1,756,268
V  LaSalle Hotel Properties (b)                         285,139            11,781,943
National Health Investors, Inc.                         157,007             4,598,735
National Retail Properties, Inc. (b)                    228,873             5,801,931
OMEGA Healthcare Investors, Inc.                        204,128             3,415,061
Potlatch Corp.                                          168,656             8,038,145
Ramco-Gershenson Properties Trust                       157,718             4,512,312
U-Store-It Trust                                         84,630             1,091,727
                                                                  -------------------
                                                                           81,064,363
                                                                  -------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)++
Thomas Properties Group, Inc.                            12,891               157,141
                                                                  -------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Advanced Energy Industries, Inc. (a)                    338,198             5,411,168
Brooks Automation, Inc. (a)(b)                          483,090             6,270,508
Cavium Networks, Inc. (a)(b)                             83,284             2,421,899
MKS Instruments, Inc. (a)(b)                            201,788             4,051,903
ON Semiconductor Corp. (a)(b)                           311,777             3,180,125
Pericom Semiconductor Corp. (a)                         142,838             2,134,000
Semtech Corp. (a)                                       124,810             2,135,499
Spansion, Inc. Class A (a)(b)                           615,895             4,342,060
                                                                  -------------------
                                                                           29,947,162
                                                                  -------------------
SOFTWARE (0.7%)
BladeLogic, Inc. (a)                                     27,017               830,232
MSC.Software Corp. (a)                                   83,661             1,154,522
Synchronoss Technologies, Inc. (a)(b)                   129,109             5,164,360
                                                                  -------------------
                                                                            7,149,114
                                                                  -------------------
SPECIALTY RETAIL (2.0%)
Asbury Automotive Group, Inc.                           245,693             4,503,553
Books-A-Million, Inc.                                    91,456             1,224,596
Brown Shoe Co., Inc.                                    200,254             4,085,182
Charming Shoppes, Inc. (a)(b)                           242,446             1,798,949
Group 1 Automotive, Inc. (b)                            145,610             4,521,191

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13


                                                         SHARES                 VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
SPECIALTY RETAIL (CONTINUED)
Sonic Automotive, Inc.                                  179,949   $         4,545,512
                                                                  -------------------
                                                                           20,678,983
                                                                  -------------------
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Maidenform Brands, Inc. (a)                             246,088             3,654,407
                                                                  -------------------

THRIFTS & MORTGAGE FINANCE (2.1%)
Clayton Holdings, Inc. (a)(b)                           134,105               643,704
Corus Bankshares, Inc. (b)                              792,566             8,734,077
First Niagara Financial Group, Inc.                     250,183             3,302,416
FirstFed Financial Corp. (a)(b)                          16,291               696,929
NewAlliance Bancshares, Inc. (b)                         86,906             1,215,815
NexCen Brands, Inc. (a)                                  86,340               530,128
Ocwen Financial Corp. (a)(b)                            558,911             4,169,476
TierOne Corp. (b)                                        97,410             2,225,819
Triad Guaranty, Inc. (a)(b)                              45,052               363,119
                                                                  -------------------
                                                                           21,881,483
                                                                  -------------------
TOBACCO (0.0%)++
Vector Group, Ltd. (b)                                    7,318               160,118
                                                                  -------------------

TRADING COMPANIES & DISTRIBUTORS (0.9%)
Applied Industrial Technologies, Inc.                   263,774             9,350,788
                                                                  -------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Dobson Communications Corp. Class A (a)                 110,804             1,433,804
USA Mobility, Inc. (a)                                  210,957             3,299,367
                                                                  -------------------
                                                                            4,733,171
                                                                  -------------------
Total Common Stocks
 (Cost $1,015,519,401)                                                  1,000,472,261
                                                                  -------------------
SHORT-TERM INVESTMENTS (27.3%)
-------------------------------------------------------------------------------------
INVESTMENT COMPANY (25.2%)
State Street Navigator Securities
 Lending Prime Portfolio (c)                        256,334,459           256,334,459
                                                                  -------------------
Total Investment Company
 (Cost $256,334,459)                                                      256,334,459
                                                                  -------------------
                                                      PRINCIPAL
                                                         AMOUNT                 VALUE
U.S. GOVERNMENT (2.1%)
-------------------------------------------------------------------------------------
United States Treasury Bills
 3.85%, due 1/10/08                                 $19,800,000   $        19,653,203
 3.865%, due 1/24/08 (d)                              1,700,000             1,684,875
                                                                  -------------------
Total U.S. Government
 (Cost $21,337,106)                                                        21,338,078
                                                                  -------------------
Total Short-Term Investments
 (Cost $277,671,565)                                                      277,672,537
                                                                  -------------------
Total Investments
 (Cost $1,293,190,966)                                    125.5%        1,278,144,798(f)
Liabilities in Excess of
 Cash and Other Assets                                    (25.5)         (259,240,758)
                                                    -----------   -------------------
Net Assets                                                100.0%  $     1,018,904,040
                                                    ===========   ===================

                                                    CONTRACTS            UNREALIZED
                                                         LONG      APPRECIATION (E)
FUTURES CONTRACTS (0.0%)++
-----------------------------------------------------------------------------------
Russell 2000 Index
 Mini December 2007                                       257   $           197,231
                                                                -------------------
Total Futures Contracts
 (Settlement Value $21,390,110)                                 $           197,231
                                                                ===================

++   Less than one-tenth of a percent.
+++  All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not
     limited to, forwards, TBA's, options and futures. These
     securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to
     ensure proper coverage for these transactions.
(a)  Non-income producing security.
(b)  Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is
     $244,990,812; cash collateral of $256,334,459 (included in liabilities) was received with which the Fund purchased
     highly liquid short-term investments.
(c)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)  Segregated, or partially segregated as collateral for
     futures contracts.
(e)  Represents the difference between the value of the contracts at the time they were opened and the value at October 31,
     2007.
(f)  At October 31, 2007, cost is $1,302,709,255 for federal income tax purposes and net unrealized depreciation is as
     follows:

       Gross unrealized appreciation                   $ 70,188,357
       Gross unrealized depreciation                    (94,752,814)
                                                       ------------
       Net unrealized depreciation                     $(24,564,457)
                                                       ============

 14   MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2007

ASSETS:
Investment in securities, at value
  (identified cost $1,293,190,966) including
  $244,990,812 market value of securities
  loaned                                      $1,278,144,798
Cash                                                 277,980
Receivables:
  Dividends and interest                           1,283,060
  Fund shares sold                                   902,046
  Variation margin on futures contracts              358,670
Other assets                                          38,572
                                              --------------
    Total assets                               1,281,005,126
                                              --------------
LIABILITIES:
Securities lending collateral                    256,334,459
Payables:
  Fund shares redeemed                             3,847,388
  Manager (See Note 3)                               710,380
  Transfer agent (See Note 3)                        667,710
  Shareholder communication                          249,293
  NYLIFE Distributors (See Note 3)                   157,549
  Professional fees                                   88,043
  Custodian                                           21,765
  Trustees                                            11,684
Accrued expenses                                      12,815
                                              --------------
    Total liabilities                            262,101,086
                                              --------------
Net assets                                    $1,018,904,040
                                              ==============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding
  (par value of $.01 per share) unlimited
  number of shares authorized                 $      541,338
Additional paid-in capital                       940,668,318
                                              --------------
                                                 941,209,656
Accumulated undistributed net investment
  income                                           7,260,557
Accumulated net realized gain on investments
  and futures transactions                        85,282,764
Net unrealized depreciation on investments
  and futures contracts                          (14,848,937)
                                              --------------
Net assets                                    $1,018,904,040
                                              ==============
CLASS A
Net assets applicable to outstanding shares   $  301,030,610
                                              ==============
Shares of beneficial interest outstanding         16,139,925
                                              ==============
Net asset value per share outstanding         $        18.65
Maximum sales charge (5.50% of offering
  price)                                                1.09
                                              --------------
Maximum offering price per share outstanding  $        19.74
                                              ==============
CLASS B
Net assets applicable to outstanding shares   $   32,501,846
                                              ==============
Shares of beneficial interest outstanding          1,811,649
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        17.94
                                              ==============
CLASS C
Net assets applicable to outstanding shares   $   54,263,593
                                              ==============
Shares of beneficial interest outstanding          3,023,931
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        17.94
                                              ==============
CLASS I
Net assets applicable to outstanding shares   $  631,107,991
                                              ==============
Shares of beneficial interest outstanding         33,158,339
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        19.03
                                              ==============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2007

INVESTMENT INCOME:
INCOME:
  Dividends                                    $  24,183,247
  Income from securities loaned--net               2,388,422
  Interest                                         1,352,984
                                               --------------
    Total income                                  27,924,653
                                               --------------
EXPENSES:
  Manager (See Note 3)                            14,015,199
  Transfer agent--Classes A, B and C
    (See Note 3)                                   1,942,943
  Transfer agent--Class I (See Note 3)             2,250,947
  Distribution/Service--Class A (See Note 3)       1,101,807
  Service--Class B (See Note 3)                      105,793
  Service--Class C (See Note 3)                      236,193
  Distribution--Class B (See Note 3)                 317,379
  Distribution--Class C (See Note 3)                 708,580
  Shareholder communication                          363,782
  Professional fees                                  226,996
  Registration                                       206,998
  Custodian                                           79,918
  Trustees                                            65,379
  Miscellaneous                                       96,240
                                               --------------
    Total expenses before waiver                  21,718,154
  Expense waiver from Manager (See Note 3)        (1,305,029)
                                               --------------
    Net expenses                                  20,413,125
                                               --------------
Net investment income                              7,511,528
                                               --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
  Security transactions                          104,105,305
  Futures transactions                             2,497,051
                                               --------------
Net realized gain on investments and futures
  transactions                                   106,602,356
                                               --------------
Net change in unrealized appreciation on:
  Security transactions                         (174,568,114)
  Futures contracts                                 (149,434)
                                               --------------
Net change in unrealized appreciation on
  investments and futures contracts             (174,717,548)
                                               --------------
Net realized and unrealized loss on
  investments and futures transactions           (68,115,192)
                                               --------------
Net decrease in net assets resulting from
  operations                                   $ (60,603,664)
                                               ==============

 16   MainStay Small Cap Opportunity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 2007 AND OCTOBER 31, 2006

                                              2007             2006
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)       $    7,511,528   $   (2,831,277)
 Net realized gain (loss) on
  investments and futures
  transactions                         106,602,356      (18,338,604)
 Net change in unrealized
  appreciation on investments and
  futures contracts                   (174,717,548)     125,336,180
                                    -------------------------------
 Net increase (decrease) in net
  assets resulting from operations     (60,603,664)     104,166,299
                                    -------------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class I                                (116,165)              --
                                    -------------------------------
                                          (116,165)              --
                                    -------------------------------
 From net realized gain on investments:
   Class A                                      --      (20,984,570)
   Class B                                      --       (4,734,873)
   Class C                                      --       (5,461,202)
   Class I                                      --      (32,376,431)
                                    -------------------------------
                                                --      (63,557,076)
                                    -------------------------------
 Total dividends and distributions
  to shareholders                         (116,165)     (63,557,076)
                                    -------------------------------

Capital share transactions:
 Net proceeds from sale of shares      287,310,908    1,225,838,599
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends and distributions           109,458       54,527,745
 Cost of shares redeemed              (738,943,015)    (398,858,606)
 Net asset value of shares
  converted
  (See Note 1):
   Class A                               2,692,704       15,343,811
   Class B                              (2,692,704)     (15,343,811)
                                    -------------------------------
  Increase (decrease) in net
    assets derived from capital
    share transactions                (451,522,649)     881,507,738
                                    -------------------------------
  Net increase (decrease) in net
    assets                            (512,242,478)     922,116,961

NET ASSETS:
Beginning of year                    1,531,146,518      609,029,557
                                    -------------------------------
End of year                         $1,018,904,040   $1,531,146,518
                                    ===============================
Accumulated undistributed net
 investment income at end of year   $    7,260,557   $           --
                                    ===============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                              CLASS A
                                                       -----------------------------------------------------
                                                                                                 JANUARY 2,
                                                                                                    2004*
                                                                                                   THROUGH
                                                              YEAR ENDED OCTOBER 31,             OCTOBER 31,
                                                         2007          2006          2005           2004
Net asset value at beginning of period                 $  19.87      $  19.60      $  18.58        $ 16.78
                                                       --------      --------      --------      -----------
Net investment income (loss) (a)                           0.07         (0.07)        (0.08)         (0.09)
Net realized and unrealized gain (loss) on
  investments                                             (1.29)         2.14          4.01           1.89
                                                       --------      --------      --------      -----------
Total from investment operations                          (1.22)         2.07          3.93           1.80
                                                       --------      --------      --------      -----------
Less dividends and distributions:
  From net investment income                                 --            --            --             --
  From net realized gain on investments                      --         (1.80)        (2.91)            --
                                                       --------      --------      --------      -----------
Total dividends and distributions                            --         (1.80)        (2.91)            --
                                                       --------      --------      --------      -----------
Net asset value at end of period                       $  18.65      $  19.87      $  19.60        $ 18.58
                                                       ========      ========      ========      ===========
Total investment return (c)                               (6.09%)       11.20%        22.66%         10.73% (d)
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)                             0.33%        (0.39%)       (0.44%)        (0.36%)+
  Net expenses                                             1.66%         1.64%         1.66%          1.87% +#
  Expenses (before waiver/reimbursement)                   1.66%         1.64%         1.66%          1.87% +#
Portfolio turnover rate                                     134%          124%          159%           132%
Net assets at end of period (in 000's)                 $301,031      $502,182      $194,615        $24,621

                                                               CLASS C
                                ---------------------------------------------------------------------
                                                                                        DECEMBER 30,
                                                                                           2002*
                                                                                          THROUGH
                                             YEAR ENDED OCTOBER 31,                     OCTOBER 31,
                                   2007           2006         2005         2004            2003
Net asset value at beginning
  of period                      $ 19.26        $  19.19      $ 18.37      $16.15          $11.46
                                ----------      --------      -------      ------      --------------
Net investment income (loss)
  (a)                              (0.09)          (0.21)       (0.22)      (0.25)          (0.05)
Net realized and unrealized
  gain (loss) on investments       (1.23)           2.08         3.95        3.28            4.74
                                ----------      --------      -------      ------      --------------
Total from investment
  operations                       (1.32)           1.87         3.73        3.03            4.69
                                ----------      --------      -------      ------      --------------
Less dividends and
  distributions:
  From net investment income          --              --           --          --              --
  From net realized gain on
    investments                       --           (1.80)       (2.91)      (0.81)             --
                                ----------      --------      -------      ------      --------------
Total dividends and
  distributions                       --           (1.80)       (2.91)      (0.81)             --
                                ----------      --------      -------      ------      --------------
Net asset value at end of
  period                         $ 17.94        $  19.26      $ 19.19      $18.37          $16.15
                                ==========      ========      =======      ======      ==============
Total investment return (c)        (6.80%)         10.32%       21.72%      19.29%          40.92% (d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)     (0.44%)         (1.14%)      (1.19%)     (1.13%)         (0.47%)+
  Net expenses                      2.41%           2.39%        2.41%       2.62%#          2.27% +#
  Expenses (before
    waiver/reimbursement)           2.41%           2.39%        2.41%       2.62%#          2.34% +#
Portfolio turnover rate              134%            124%         159%        132%            135%
Net assets at end of period
  (in 000's)                     $54,264        $120,414      $48,316      $5,518          $    2

*    Commencement of operations.
+    Annualized.
#    Includes transfer agent fees paid directly which amounted to 0.02%, 0.08% and 0.07% of average net assets for the years or periods ended October 31, 2004, October 31, 2003 and
     October 31, 2002, respectively, and custodian fees and other expenses paid indirectly which amounted to less than 0.01% of average net assets for the years indicated.
(a)  Per share data based on average shares outstanding during the period.
(b)  Less than one cent per share.
(c)  Total return is calculated exclusive of sales charges. Class I is not subject to sales charges.
(d)  Total return is not annualized.

 18   MainStay Small Cap Opportunity Fund             The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                          CLASS B
     --------------------------------------------------
                                            JANUARY 2,
                                               2004*
                                              THROUGH
          YEAR ENDED OCTOBER 31,            OCTOBER 31,
      2007         2006         2005           2004
     $ 19.25      $ 19.18      $ 18.38        $ 16.71
     -------      -------      -------      -----------
       (0.08)       (0.21)       (0.22)         (0.19)
       (1.23)        2.08         3.93           1.86
     -------      -------      -------      -----------
       (1.31)        1.87         3.71           1.67
     -------      -------      -------      -----------
          --           --           --             --
          --        (1.80)       (2.91)            --
     -------      -------      -------      -----------
          --        (1.80)       (2.91)            --
     -------      -------      -------      -----------
     $ 17.94      $ 19.25      $ 19.18        $ 18.38
     =======      =======      =======      ===========
       (6.81%)      10.32%       21.59%          9.99% (d)
       (0.41%)      (1.12%)      (1.19%)        (1.12%)+
        2.41%        2.39%        2.41%          2.62% +#
        2.41%        2.39%        2.41%          2.62% +#
         134%         124%         159%           132%
     $32,502      $46,112      $48,496        $14,905

                                 CLASS I
     ----------------------------------------------------------------
                          YEAR ENDED OCTOBER 31,
       2007          2006          2005          2004          2003
     $  20.18      $  19.79      $  18.67      $  16.26      $  11.58
     --------      --------      --------      --------      --------
         0.17          0.02          0.01          0.06          0.07
        (1.32)         2.17          4.02          3.21          4.74
     --------      --------      --------      --------      --------
        (1.15)         2.19          4.03          3.27          4.81
     --------      --------      --------      --------      --------
        (0.00)(b)        --            --         (0.05)        (0.13)
           --         (1.80)        (2.91)        (0.81)           --
     --------      --------      --------      --------      --------
        (0.00)        (1.80)        (2.91)        (0.86)        (0.13)
     --------      --------      --------      --------      --------
     $  19.03      $  20.18      $  19.79      $  18.67      $  16.26
     ========      ========      ========      ========      ========
        (5.69%)       11.73%        23.15%        20.72%        42.04%
         0.81%         0.09%         0.06%         0.32%         0.53%
         1.19%         1.17%         1.16%         1.18%#        1.27%#
         1.35%         1.17%         1.16%         1.18%#        1.34%#
          134%          124%          159%          132%          135%
     $631,108      $862,439      $317,602      $194,476      $163,362

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Small Cap Opportunity Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Class I shares commenced on January 12, 1987. Class A shares and, Class B shares commenced on January 2, 2004. Class C shares commenced on December 30, 2002. Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within up to six years of purchase of Class B shares and a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. As approved by the Board of Trustees in 1997, Class B shares convert to Class A shares eight years after the date they were purchased. The four classes of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions except that Class B and Class C shares are subject to higher distribution fee rates than Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek high total return.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not a current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At October 31, 2007, the Fund did not hold securities that were valued in such a manner.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the

 20   MainStay Small Cap Opportunity Fund
trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3 (B) on page 22) are allocated to separate classes of shares pro rata based upon their relative net assets value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(H) SECURITIES LENDING. In order to realize additional income the Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

(I) INDEMNIFICATIONS. In the normal course of business, the Fund enters into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager. NYLIM provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Fund. NYLIM also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The Fund is advised by the Manager directly, without a subadvisor.

The Fund is contractually obligated to pay NYLIM a monthly fee for services performed and facilities furnished

                                                    www.mainstayfunds.com     21
at an annual rate of 1.00% of the average daily net assets of the Fund. At a meeting of our Fund's Trustees, held on March 29-30, 2007, the Trustees approved a modification to the Fund's management agreement to implement a contractual fee waiver of 0.05% on assets over $1.5 billion effective May 1, 2007. As a result, the Fund's management fees will be 1.00% on assets up to $1.5 billion and 0.95% on assets thereafter.

Effective March 1, 2007, NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.70%; Class B, 2.45%; Class C, 2.45%; and Class I, 1.19%. This expense limitation may be modified or terminated only with the approval of the Board of Trustees. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

For the year ended October 31, 2007, NYLIM earned fees from the Fund in the amount of $14,015,199 and waived its fees in the amount of $1,305,029.

As of October 31, 2007, the amounts of waived fees that are subject to possible recoupment by NYLIM, and the related expiration dates are as follows:

           OCTOBER 31,
               2010                  TOTAL
            $1,305,029             $1,305,029
       -------------------------------------------

Prior to March 1, 2007, NYLIM had an agreement in place under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the Fund so that the Fund's total ordinary operating expenses did not exceed 1.19% of the Fund's average daily net assets for its Class I shares. NYLIM also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. In addition, NYLIM also had an agreement in place under which it had agreed to reimburse the transfer agency fees of the Class A shares of the Fund so that total ordinary operating expenses did not exceed 1.70% of the average daily net assets for Class A shares. NYLIM also applied an equivalent reimbursement, in an equal amount of basis points, to the Fund's Class B and Class C shares.

State Street Bank & Trust Company ("SSBT"), One Lincoln Street, Boston, Massachusetts, 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective net asset values, and assisting NYLIM in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, SSBT is compensated by NYLIM.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Class A Plan, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares, which is an expense of the Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a service fee at the annual rate of 0.25% of the average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $27,211 for the year ended October 31, 2007. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $12,917, $95,788 and $34,713, respectively, for the year ended October 31, 2007.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Fund's transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Fund, for the year ended October 31, 2007, amounted to $4,193,890.

 22   MainStay Small Cap Opportunity Fund

](E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(F) CAPITAL. At October 31, 2007, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Class A                                 $     1,418             0.0*%
-------------------------------------------------------------------
Class B                                       1,375             0.0*
-------------------------------------------------------------------
Class C                                       2,104             0.0*
-------------------------------------------------------------------
Class I                                  52,125,800             8.3
-------------------------------------------------------------------

* Less than one-tenth of a percent.

(G) OTHER. Pursuant to an Amended and Restated Management Agreement between the Fund and NYLIM, the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are payable directly by the Fund. For the year ended October 31, 2007, these fees, which are included in professional fees shown on the Statement of Operations, were $66,233.

NOTE 4--FEDERAL INCOME TAX:

As of October 31, 2007, the components of accumulated gain/(loss) on a tax basis were as follows:

               ACCUMULATED      OTHER        UNREALIZED        TOTAL
  ORDINARY       CAPITAL      TEMPORARY     APPRECIATION    ACCUMULATED
   INCOME      GAIN (LOSS)   DIFFERENCES   (DEPRECIATION)   GAIN (LOSS)
 $17,852,740   $84,406,101    $      --     $(24,564,457)   $77,694,384
 ----------------------------------------------------------------------

The difference between book-basis and tax basis unrealized appreciation is primarily due to wash sales deferrals, PFIC and REIT adjustments.

The following table discloses the current year reclassifications between accumulated undistributed net investment income, accumulated net realized gain on investments and additional paid-in-capital, arising from permanent differences; net assets at October 31, 2007 are not affected.

  ACCUMULATED       ACCUMULATED
 UNDISTRIBUTED      NET REALIZED     ADDITIONAL
 NET INVESTMENT    GAIN (LOSS) ON     PAID-IN
 INCOME (LOSS)      INVESTMENTS       CAPITAL
   $(134,806)         $897,922       $(763,116)
 ----------------------------------------------

The reclassifications for the Fund are primarily due to real estate investment trusts distributions, prior year net operating loss and the treatment of passive foreign investment companies.

The Fund utilized $2,841,835 of capital loss carryforwards during the year ended October 31, 2007.

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006, shown in the Statement of Changes in Net Assets, was as follows:

                                        2007           2006
Distributions paid from:
  Ordinary Income                  $116,165    $35,359,092
  Long-Term Capital Gains                --     28,197,984
-----------------------------------------------------------
                                   $116,165    $63,557,076
-----------------------------------------------------------

NOTE 5--CUSTODIAN:

SSBT is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds pay a commitment fee, at an annual rate of .060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the year ended October 31, 2007.

NOTE 7--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the year ended October 31, 2007, purchases and sales of securities, other than short-term securities, were $1,815,306 and $2,281,678, respectively.

                                                    www.mainstayfunds.com     23

NOTE 8--CAPITAL SHARE TRANSACTIONS
(IN 000'S):

CLASS A                               SHARES     AMOUNT
Year ended October 31, 2007:
Shares sold                             5,735   $ 116,384
Shares redeemed                       (15,005)   (302,865)
                                      -------------------
Net decrease in shares outstanding
  before conversion                    (9,270)   (186,481)
Shares converted from Class B (See
  Note 1)                                 130       2,693
                                      -------------------
Net decrease                           (9,140)  $(183,788)
                                      ===================
Year ended October 31, 2006:
Shares sold                            23,267   $ 448,430
Shares issued to shareholders in
  reinvestment of distributions:          854      15,882
Shares redeemed                        (9,605)   (182,893)
                                      -------------------
Net increase (decrease) in shares
  outstanding before conversion        14,516     281,419
Shares converted from Class B (See
  Note 1)                                 834      15,344
                                      -------------------
Net increase (decrease)                15,350   $ 296,763
                                      ===================

CLASS B                               SHARES     AMOUNT
Year ended October 31, 2007:
Shares sold                               194   $   3,799
Shares redeemed                          (642)    (12,462)
                                      -------------------
Net decrease in shares outstanding
  before conversion                      (448)     (8,663)
Shares reacquired upon conversion
  into Class A (See Note 1)              (135)     (2,693)
                                      -------------------
Net decrease                             (583)  $ (11,356)
                                      ===================
Year ended October 31, 2006:
Shares sold                             1,024   $  19,339
Shares issued to shareholders in
  reinvestment of distributions:          250       4,540
Shares redeemed                          (552)    (10,262)
                                      -------------------
Net increase (decrease) in shares
  outstanding before conversion           722      13,617
Shares reacquired upon conversion
  into Class A (See Note 1)              (855)    (15,344)
                                      -------------------
Net decrease                             (133)  $  (1,727)
                                      ===================

CLASS C                               SHARES     AMOUNT
Year ended October 31, 2007:
Shares sold                               166   $   3,291
Shares redeemed                        (3,395)    (66,106)
                                      -------------------
Net decrease                           (3,229)  $ (62,815)
                                      ===================
Year ended October 31, 2006:
Shares sold                             4,991   $  94,320
Shares issued to shareholders in
  reinvestment of distributions:          159       2,892
Shares redeemed                        (1,416)    (26,149)
                                      -------------------
Net increase                            3,734   $  71,063
                                      ===================

CLASS I                               SHARES     AMOUNT
Year ended October 31, 2007:
Shares sold                             7,910   $ 163,837
Shares issued to shareholders in
  reinvestment of dividends:                5         109
Shares redeemed                       (17,505)   (357,509)
                                      -------------------
Net decrease                           (9,590)  $(193,563)
                                      ===================
Year ended October 31, 2006:
Shares sold                            34,362   $ 663,750
Shares issued to shareholders in
  reinvestment of distributions:        1,660      31,214
Shares redeemed                        (9,319)   (179,555)
                                      -------------------
Net increase                           26,703   $ 515,409
                                      ===================

NOTE 9--NEW ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes," an interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation becomes effective for the Fund's 2008 fiscal year, and is to be applied to all open tax years as of the date of effectiveness. Based on Management's analysis, the determination has been made that the adoption of the interpretation on November 1, 2007, did not have an impact on the Fund's financial statements upon adoption. Management continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws, regulations and interpretations, thereof.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the Fund's financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

 24   MainStay Small Cap Opportunity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Eclipse Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Small Cap Opportunity Fund ("the Fund"), one of the funds constituting Eclipse Funds as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Small Cap Opportunity Fund of Eclipse Funds as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 20, 2007

                                                    www.mainstayfunds.com     25

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The dividends paid by the Fund during the fiscal year ended October 31, 2007, should be multiplied by 100.0% to arrive at the amount eligible for qualified dividend income, 40.4% for qualified interest income and 100.0% for the corporate dividends received deduction.

In January 2008, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 the federal tax status of the distributions received by shareholders in calendar year 2007. The amounts that will be reported on such 1099-DIV will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2007.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at www.mainstayfunds.com; or (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 1-800-MAINSTAY (1-800-624-6782); (ii) by visiting the Fund's website at www.mainstayfunds.com; or (iii) on the SEC's website at www.sec.gov.
SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE
The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of Eclipse Funds (the "Trust") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to elect the following individuals to the Board of Trustees of the Trust:

  - Susan B. Kerley
  - Alan R. Latshaw
  - Peter Meenan
  - Richard H. Nolan, Jr.
  - Richard S. Trutanic
  - Roman L. Weil
  - John A. Weisser
  - Brian A. Murdock (Interested Trustee)

There are no other Trustees of the Trust.

No other business came before the special meeting. The proposal to elect Trustees was passed by the shareholders of the Fund as shown below:

SMALL CAP
OPPORTUNITY          VOTES           VOTES
FUND                  FOR          WITHHELD     ABSTENTIONS       TOTAL
Susan B.
 Kerley          40,707,936.013   59,493.010    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Alan R.
 Latshaw         40,707,119.498   60,309.525    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Peter Meenan     40,706,872.801   60,556.222    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Richard H.
 Nolan, Jr.      40,708,314.480   59,114.543    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Richard S.
 Trutanic        40,708,089.635   59,339.388    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Roman L. Weil    40,708,471.193   58,957.830    41,075.000    40,808,504.023
----------------------------------------------------------------------------
John A.
 Weisser         40,710,093.351   57,335.672    41,075.000    40,808,504.023
----------------------------------------------------------------------------
Brian A.
 Murdock         40,707,964.067   59,464.956    41,075.000    40,808,504.023
----------------------------------------------------------------------------

This resulted in approval of the proposal.

 26   MainStay Small Cap Opportunity Fund

TRUSTEES AND OFFICERS

The Trustees oversee the Fund and the Manager. Pursuant to notice, a Special Meeting of Shareholders of the Trust was held on May 4, 2007, at NYLIM's offices in Parsippany, New Jersey. The Trustees listed below were elected to serve the Trust effective June 7, 2007.

Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Trustee shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                      NUMBER OF FUNDS
                          POSITION(S) HELD                                     IN FUND COMPLEX
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        -----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

        BRIAN A. MURDOCK  Indefinite;         Member of the Board of Managers        73         Director, Eclipse Funds Inc.
        3/14/56           Trustee since June  and President (since 2004) and                    since June 2007 (22 funds);
                          2007 and Chief      Chief Executive Officer (since                    Director, MainStay VP Series
                          Executive Officer   2006), New York Life Investment                   Fund, Inc., since 2006 (24
                          since 2006          Management LLC and New York                       portfolios); Director, ICAP
                                              Life Investment Management                        Funds, Inc., since 2006 (3
                                              Holdings LLC; Senior Vice                         funds); Trustee, The MainStay
                                              President, New York Life                          Funds since 2006 (21 funds)
                                              Insurance Company (since 2004);
                                              Chairman of the Board and
                                              President, NYLIFE Distributors
                                              LLC (since 2004); Member of the
                                              Board of Managers, NYLCAP
                                              Manager LLC and Madison Capital
                                              Funding LLC (since 2004),
                                              MacKay Shields LLC and
                                              Institutional Capital LLC
                                              (since 2006), and McMorgan &
                                              Company LLC (since 2007); Chief
                                              Executive Officer, Eclipse
                                              Funds Inc. (since 2006);
                                              Chairman (2006 to 2007) and
                                              Trustee and Chief Executive
                                              Officer (since 2006), The
                                              MainStay Funds; Chairman (2006
                                              to 2007) and Director and Chief
                                              Executive Officer (since 2006),
                                              MainStay VP Series Fund, Inc.;
                                              Director and Chief Executive
                                              Officer, ICAP Funds, Inc.
                                              (since 2006); Chief Investment
                                              Officer, MLIM Europe and Asia
                                              (2001 to 2003); President of
                                              Merrill Japan and Chairman of
                                              MLIM's Pacific Region (1999 to
                                              2001)
        -----------------------------------------------------------------------------------------------------------------------

* This Trustee considered to be an "interested person" of the Trust within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, Institutional Capital LLC, Markston International, LLC, Winslow Capital Management, Inc., McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past Five Years."

                                                    www.mainstayfunds.com     27

                          TERM OF OFFICE,                                      NUMBER OF FUNDS
                          POSITION(S) HELD                                     IN FUND COMPLEX
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        -----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

        SUSAN B. KERLEY   Indefinite;         Partner, Strategic Management          73         Chairman since 2005 and
        8/12/51           Chairman since      Advisors LLC (since 1990)                         Director since 1990, Eclipse
                          2005 and Trustee                                                      Funds Inc. (22 funds); Chairman
                          since 2000                                                            and Director, ICAP Funds, Inc.,
                                                                                                since 2006 (3 funds); Chairman
                                                                                                and Trustee, The MainStay
                                                                                                Funds, since June 2007 (21
                                                                                                funds); Chairman and Director,
                                                                                                MainStay VP Series Fund, Inc.,
                                                                                                since June 2007 (24
                                                                                                portfolios); Trustee, Legg
                                                                                                Mason Partners Funds, Inc.,
                                                                                                since 1991 (30 portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;         Retired; Partner, Ernst & Young        73         Director, Eclipse Funds Inc.
        3/27/51           Trustee and Audit   LLP (2002 to 2003); Partner,                      since June 2007 (22 funds);
                          Committee           Arthur Andersen LLP (1989 to                      Director, ICAP Funds, Inc.,
                          Financial Expert    2002); Consultant to the Audit                    since June 2007 (3 funds);
                          since June 2007     and Compliance Committee of The                   Trustee, The MainStay Funds
                                              MainStay Funds (2004 to 2006)                     since 2006 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since June 2007 (24
                                                                                                portfolios); Trustee, State
                                                                                                Farm Associates Funds Trusts
                                                                                                since 2005 (3 portfolios);
                                                                                                Trustee, State Farm Mutual Fund
                                                                                                Trust since 2005 (15
                                                                                                portfolios); Trustee, State
                                                                                                Farm Variable Product Trust
                                                                                                since 2005 (9 portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;         Independent Consultant;                73         Director, Eclipse Funds Inc.
        12/5/41           Trustee since 2002  President and Chief Executive                     since 2002 (22 funds);
                                              Officer, Babson-United, Inc.                      Director, ICAP Funds, Inc.,
                                              (financial services firm) (2000                   since June 2007 (3 funds);
                                              to 2004); Independent                             Trustee, The MainStay Funds
                                              Consultant (1999 to 2000); Head                   since June 2007 (21 funds);
                                              of Global Funds, Citicorp (1995                   Director, MainStay VP Series
                                              to 1999)                                          Fund, Inc., since June 2007 (24
                                                                                                portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;         Managing Director, ICC Capital         73         Director, Eclipse Funds Inc.
        NOLAN, JR.        Trustee since June  Management; President--Shields/                   since June 2007 (22 funds);
        11/16/46          2007                Alliance, Alliance Capital                        Director, ICAP Funds, Inc.,
                                              Management (1994 to 2004)                         since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 2006 (24
                                                                                                portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;         Chairman (since 1990) and Chief        73         Director, Eclipse Funds Inc.
        TRUTANIC          Trustee since June  Executive Officer (1990 to                        since June 2007 (22 funds);
        2/13/52           2007                1999), Somerset Group                             Director, ICAP Funds, Inc.,
                                              (financial advisory firm);                        since June 2007 (3 funds);
                                              Managing Director and Advisor,                    Trustee, The MainStay Funds
                                              The Carlyle Group (private                        since 1994 (21 funds);
                                              investment firm) (2002 to                         Director, MainStay VP Series
                                              2004); Senior Managing Director                   Fund, Inc., since June 2007 (24
                                              and Partner, Groupe Arnault                       portfolios)
                                              S.A. (private investment firm)
                                              (1999
                                              to 2002)
        -----------------------------------------------------------------------------------------------------------------------

 28   MainStay Small Cap Opportunity Fund

                          TERM OF OFFICE,                                      NUMBER OF FUNDS
                          POSITION(S) HELD                                     IN FUND COMPLEX
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)          OVERSEEN BY      OTHER DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
        -----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE

        ROMAN L. WEIL     Indefinite;         V. Duane Rath Professor of             73         Director, Eclipse Funds Inc.
        5/22/40           Trustee and Audit   Accounting, Graduate School of                    since June 2007 (22 funds);
                          Committee           Business, University of                           Director, ICAP Funds, Inc.,
                          Financial Expert    Chicago; President, Roman L.                      since June 2007 (3 funds);
                          since June 2007     Weil Associates, Inc.                             Trustee, The MainStay Funds
                                              (consulting firm)                                 since June 2007 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1994 (24
                                                                                                portfolios)
        -----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;         Retired. Managing Director of          73         Director, Eclipse Funds Inc.
        10/22/41          Trustee since June  Salomon Brothers, Inc. (1971 to                   since June 2007 (22 funds);
                          2007                1995)                                             Director, ICAP Funds, Inc.,
                                                                                                since June 2007 (3 funds);
                                                                                                Trustee, The MainStay Funds
                                                                                                since June 2007 (21 funds);
                                                                                                Director, MainStay VP Series
                                                                                                Fund, Inc., since 1997 (24
                                                                                                portfolios); Trustee, Direxion
                                                                                                Funds (69 funds) and Direxion
                                                                                                Insurance Trust (45 funds)
                                                                                                since March 2007
        -----------------------------------------------------------------------------------------------------------------------

Lawrence Glacken and Robert P. Mulhearn resigned as Trustees of the Trust effective June 7, 2007.

At a meeting of the Board of Trustees held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Trust effective June 7, 2007:

                          POSITION(S) HELD
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS
        --------------------------------------------------------------------------------------------------
OFFICERS

        ROBERT A.         Chief Legal         Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Officer since 2004  York Life Investment Management LLC (including predecessor
        10/19/46                              advisory organizations) (since 2000); Secretary (since 2001)
                                              and General Counsel (since 2004), New York Life Investment
                                              Management Holdings LLC; Senior Vice President, New York
                                              Life Insurance Company (since 2000); Vice President and
                                              Secretary, McMorgan & Company LLC (since 2001); Secretary,
                                              NYLIM Service Company LLC (since 2005), NYLCAP Manager LLC
                                              (since 2004), Madison Capital Funding LLC (since 2002) and
                                              Institutional Capital LLC (since 2006); Chief Legal Officer,
                                              Eclipse Funds Inc., The MainStay Funds and MainStay VP
                                              Series Fund, Inc. (since 2004), McMorgan Funds (since 2005)
                                              and ICAP Funds, Inc. (since 2006); Managing Director and
                                              Senior Counsel, Lehman Brothers Inc. (1998 to 1999); General
                                              Counsel and Managing Director, JP Morgan Investment
                                              Management Inc. (1986 to 1998)
        --------------------------------------------------------------------------------------------------
        JACK R.           Treasurer and       Managing Director, New York Life Investment Management LLC
        BENINTENDE        Principal           (since June 2007); Treasurer and Principal Financial and
        5/12/64           Financial and       Accounting Officer, Eclipse Funds Inc., The MainStay Funds,
                          Accounting Officer  MainStay VP Series Fund, Inc., and ICAP Funds, Inc. (since
                          since June 2007     June 2007); Vice President, Prudential Investments (2000 to
                                              2007); Assistant Treasurer, JennisonDryden Family of Funds,
                                              Target Portfolio Trust, The Prudential Series Fund and
                                              American Skandia Trust (2006 to 2007); Treasurer and
                                              Principal Financial Officer, The Greater China Fund (2007)
        --------------------------------------------------------------------------------------------------
        STEPHEN P.        President since     Senior Managing Director and Chief Marketing Officer, New
        FISHER            March 2007          York Life Investment Management LLC (since 2005); Managing
        2/22/59                               Director--Retail Marketing, New York Life Investment
                                              Management LLC (2003 to 2005); President, Eclipse Funds
                                              Inc., The MainStay Funds, MainStay VP Series Fund, Inc., and
                                              ICAP Funds, Inc. (since March 2007); Managing Director, UBS
                                              Global Asset Management (1999 to 2003)
        --------------------------------------------------------------------------------------------------
        SCOTT T.          Vice President--    Director, New York Life Investment Management LLC (including
        HARRINGTON        Administration      predecessor advisory organizations) (since 2000); Executive
        2/8/59            since 2005          Vice President, New York Life Trust Company (since 2006);
                                              Vice President--Administration, Eclipse Funds Inc., MainStay
                                              VP Series Fund, Inc., and The MainStay Funds (since 2005)
                                              and ICAP Funds, Inc. (since 2006)
        --------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     29

                          POSITION(S) HELD
        NAME AND          WITH THE TRUST AND  PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST FIVE YEARS
        --------------------------------------------------------------------------------------------------
OFFICERS

        ALISON H.         Senior Vice         Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           President and       2006) and Managing Director and Chief Compliance Officer
        12/16/65          Chief Compliance    (2003 to 2006), New York Life Investment Management LLC and
                          Officer since 2006  New York Life Investment Management Holdings LLC; Senior
                                              Managing Director, Compliance (since 2006) and Managing
                                              Director, Compliance (2003 to 2006), NYLIFE Distributors
                                              LLC; Chief Compliance Officer, NYLCAP Manager LLC (since
                                              2006); Senior Vice President and Chief Compliance Officer,
                                              Eclipse Funds Inc., The MainStay Funds, MainStay VP Series
                                              Fund, Inc., and ICAP Funds, Inc. (since 2006); Vice
                                              President--Compliance, Eclipse Funds Inc., The MainStay
                                              Funds and MainStay VP Series Fund, Inc. (2004 to 2006);
                                              Deputy Chief Compliance Officer, New York Life Investment
                                              Management LLC (2002 to 2003); Vice President and Compliance
                                              Officer, Goldman Sachs Asset Management (1999 to 2002)
        --------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Secretary since     Managing Director and Associate General Counsel, New York
        MORRISON*         2004                Life Investment Management LLC (since 2005); Managing
        3/26/56                               Director and Secretary, NYLIFE Distributors LLC (since
                                              2005); Secretary, Eclipse Funds Inc., The MainStay Funds and
                                              MainStay VP Series Fund, Inc. (since 2004) and ICAP Funds,
                                              Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                              Vice President and Corporate Counsel, The Prudential
                                              Insurance Company of America (2000 to 2004)
        --------------------------------------------------------------------------------------------------

* In addition to serving as Secretary to the Trust, effective January 1, 2008, Marguerite E.H. Morrison will assume the role as Chief Legal Officer to the Trust.

Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Trust effective June 7, 2007.

Christopher O. Blunt resigned as President of the Trust effective March 10,
2007.

Patrick G. Boyle resigned as Executive Vice President of the Trust effective June 7, 2007.

Tony H. Elavia resigned as Senior Vice President of the Trust effective June 7, 2007.

Alan J. Kirshenbaum resigned as Senior Vice President of the Trust effective March 19, 2007.

 30   MainStay Small Cap Opportunity Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay All Cap Growth Fund
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund(2)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(2)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay 130/30 High Yield Fund(2)
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INSTITUTIONAL BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(3)
Chicago, Illinois

MACKAY SHIELDS LLC(3)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

MCMORGAN & COMPANY LLC(3)
San Francisco, California

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. Offered only to residents of Connecticut, Maryland, New Jersey, and New York.
3. An affiliate of New York Life Investment Management LLC.
                         Not part of the Annual Report

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com

                                                                   Eclipse Funds
(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847

NYLIM-AO11871         (RECYCLE LOGO)                     MS329-07   MSSR11-12/07
                                                                              B1

                                   FORM N-CSR

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amended during the period covered by the report to designate new individuals as the PEO and PFO; a copy of the amended Code is filed herewith. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw and Roman L. Weil. Messrs. Latshaw and Weil are "independent" within the meaning of that term under the Investment Company Act of 1940.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

     The aggregate fees billed for the fiscal year ended October 31, 2007 for professional services rendered by KPMG LLP ("KPMG") for the audit of the Registrant's annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $68,750. The aggregate fees billed for the fiscal year ended October 31, 2006 for professional services rendered by KPMG for the audit of the Registrant's annual financial statements or services that were normally provided by the KPMG in connection with the statutory and regulatory filings or engagements for that fiscal year were $95,119.

(b) Audit Related Fees

     The aggregate fees billed for the fiscal year ended October 31, 2007 for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0. The aggregate fees billed for the fiscal year ended October 31, 2006 for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0. These audit-related services include review of financial highlights for the Registrant's registration statements and issuance of consents to use KPMG's reports.

(c) Tax Fees

     The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were (i) $11,050 during the fiscal year ended October 31, 2007, and (ii) $11,892 during the fiscal year ended October 31, 2006. These services included preparation of and advice relating to federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees

     The aggregate fees billed for the fiscal year ended October 31, 2007 for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0. The aggregate fees billed for the fiscal year ended October 31, 2006 for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e)  Pre-Approval Policies and Procedures

     (1) The Registrant's Audit Committee has adopted pre-approval policies and procedures (the "Procedures") to govern the Committee's pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant's investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the "Service Affiliates") if the services directly relate to the Registrant's operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant's financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

     (2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were zero hours expended on KPMG's engagement to audit the Registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than KPMG's full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended October 31, 2007 and October 31, 2006 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $3,000 for the fiscal year ended October 31, 2007 and (ii) $25,000 for the fiscal year ended October 31, 2006.

(h) The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining KPMG's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Since the Registrant's last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ Stephen P. Fisher
    ---------------------------------
    STEPHEN P. FISHER
    President and Principal Executive
    Officer

Date: January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    STEPHEN P. FISHER
    President and Principal Executive
    Officer

Date: January 7, 2008


By: /s/ Jack R. Benintende
    ---------------------------------
    JACK R. BENINTENDE
    Treasurer and Principal Financial
    and Accounting Officer

Date: January 7, 2008

                                  EXHIBIT INDEX

(a)(1) Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.